UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5485
Atlas Funds
(Exact name of registrant as specified in charter)
794 Davis Street, San Leandro, California		94577-6900
(Address of principal executive offices)		(Zip code)

W. Lawrence Key, President, Atlas Funds, 794 Davis Street, San Leandro, California 94577-6900
(Name and address of agent for service)

Registrant's telephone number, including area code:		(510) 297-7444

Date of fiscal year end:	12/31/2005

Date of reporting period:	03/31/2005

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2005 is filed herewith.

1

Statements of Investments in Securities and Net Assets	March 31, 2005 (unaudited)

Atlas Balanced Fund

	shares or	market value
	principal amount	(note 1)

Common Stocks - 58.54%
Apparel - .88%
Reebok International, Ltd.	9,400	$416,420
Auto Parts & Equipment - .47%
Goodyear Tire & Rubber Co. (The) (b)	16,600	221,610
Banks - 2.24%
Fremont General Corp.	15,500	340,845
Regions Financial Corp.	10,900	353,160
TCF Financial Corp.	13,500	366,525
Chemicals - 1.61%
Commercial Metals Co.	12,900	437,181
Sherwin-Williams Co. (The)	7,400	325,526
Commercial Services - 1.86%
Brink’s Co. (The)	13,400	463,640
Deluxe Corp.	10,400	414,544
Computers - 3.08%
Apple Computer, Inc. (b)	7,000	291,690
Imation Corp.	12,000	417,000
InFocus Corp. (b)	59,200	339,808
Storage Technology Corp. (b)	13,200	406,560
Cosmetics & Personal Care - .79%
Estee Lauder Cos. (The), Inc. - Class A	8,300	373,334
Distribution & Wholesale - .86%
W.W. Grainger, Inc.	6,500	404,755
Diversified Financial Services - 6.28%
Affiliated Managers Group (b)	4,300	266,729
AmeriCredit Corp. (b)	18,000	421,920
CIT Group, Inc.	9,400	357,200
Countrywide Financial Corp.	9,000	292,140
Doral Financial Corp.	8,500	186,065
Fannie Mae	5,100	277,695
Freddie Mac	5,300	334,960
Nuveen Investments, Inc. - Class A	14,500	497,640
WFS Financial, Inc.	7,800	336,570
Electric - 3.15%
DPL, Inc.	22,500	562,500
Edison International	16,400	569,408
Reliant Energy, Inc. (b)	31,600	359,608
Food - .92%
Pilgrim’s Pride Corp.	12,200	435,784
Gas - .52%
Southern Union Co. (b)	9,800	246,078
Health Care - Services - 1.01%
Cytyc Corp. (b)	20,800	478,608
Home Builders - .92%
Ryland Group, Inc.	7,000	434,140
Household Products & Wares - 1.83%
Clorox Co.	7,600	478,724
Newell Rubbermaid, Inc. (o)	17,700	388,338

2

Insurance - 3.54%
Alleghany Corp. (b)	1,224	$339,048
MBIA, Inc.	4,600	240,488
MGIC Investment Corp.	5,600	345,352
Radian Group, Inc.	8,400	401,016
Torchmark Corp.	6,700	349,740
Internet - .30%
McAfee, Inc. (b)	6,300	142,128
Iron & Steel - 2.39%
Nucor Corp.	7,000	402,920
Steel Dynamics, Inc.	6,600	227,370
United States Steel Corp.	9,800	498,330
Leisure Time - .79%
Sabre Holdings Corp. - Class A (o)	17,100	374,148
Machinery - Construction & Mining - .92%
Terex Corp. (b)	10,000	433,000
Machinery - Diversified - .94%
Cummins, Inc.	6,300	443,205
Miscellaneous - Manufacturing - 2.50%
Eastman Kodak Co. (o)	12,200	397,110
Mattel, Inc.	20,500	437,675
Stanley Works (The)	7,700	348,579
Oil & Gas - 9.14%
Amerada Hess Corp. (o)	6,100	586,881
Anadarko Petroleum Corp.	6,400	487,040
Apache Corp.	8,200	501,840
Burlington Resources, Inc.	11,800	590,826
Premcor, Inc.	8,400	501,312
Sunoco, Inc.	4,600	476,192
Tesoro Corp. (b)	17,400	644,148
Valero Energy Corp.	7,300	534,871
Pipelines - 1.10%
Equitable Resources, Inc.	9,100	522,704
REITS - 2.17%
Cousins Properties, Inc. REIT	4,200	108,654
Equity Office Properties Trust REIT	12,200	367,586
Impac Mortgage Holdings, Inc. REIT (o)	13,800	264,684
New Century Financial Corp. REIT	6,100	285,602
Retail - 4.55%
Abercrombie & Fitch Co. - Class A	2,100	120,204
Autonation, Inc. (b)	18,600	352,284
Circuit City Stores, Inc.	20,400	327,420
Darden Restaurants, Inc.	14,300	438,724
Dillard’s, Inc. - Class A	10,300	277,070
Sears Holdings Corp. (b) (o)	3,000	399,510
Toys ‘R’ Us, Inc. (b)	9,200	236,992
Software - 1.55%
Activision, Inc. (b)	27,733	410,448
Autodesk, Inc.	10,800	321,408
Telecommunications - 1.10%
CenturyTel, Inc.	15,800	518,872
Transportation - 1.13%
Laidlaw International (b)	25,700	534,560
Total Common Stocks (cost: $25,943,535)		27,686,646

Corporate Bonds and Notes - 31.43%
Aerospace & Defense - .68%
United Technologies Corp.,
6.10% Unsec. Nts., due 05/15/12	$300,000	323,985

3

Banks - 4.38%
Bank of America Corp.,
6.375% Unsec. Sub. Nts., due 02/15/08	$150,000	$157,450
7.75% Unsec. Sub. Nts., due 08/15/15	150,000	178,915
Bank One Corp.,
5.90% Sub. Nts., due 11/15/11	300,000	314,804
Mellon Funding Corp.,
6.375% Sub. Nts., due 02/15/10	300,000	318,046
US Bank National Association,
6.30% Sr. Sub. Nts., due 07/15/08	300,000	317,169
Wachovia Bank NA,
7.875% Sub. Nts., due 02/15/10	150,000	170,258
Wachovia Corp.,
6.375% Sub. Nts., due 02/01/09	300,000	318,273
Wells Fargo & Co.,
5.00% Unsec. Sub. Nts., due 11/15/14	300,000	297,108
Beverages - .73%
Anheuser-Busch Cos., Inc.,
7.50% Nts., due 03/15/12	300,000	346,645
Chemicals - .58%
E.I. Du Pont de Nemours & Co.,
6.875% Unsec. Nts., due 10/15/09	250,000	273,004
Computers - 1.18%
Hewlett-Packard Co.,
5.50% Nts., due 07/01/07	300,000	307,874
IBM Corp.,
4.75% Sr. Unsec. Nts., due 11/29/12	250,000	248,984
Cosmetics & Personal Care - .96%
Avon Products, Inc.,
7.15% Nts., due 11/15/09	220,000	243,152
Kimberly-Clark Corp.,
5.625% Nts., due 02/15/12	200,000	210,488
Diversified Financial Services - 8.71%
American Express Co.,
5.50% Nts., due 09/12/06	325,000	331,600
Bear Stearns Cos. (The), Inc.,
4.50% Nts., due 10/28/10	300,000	294,885
CIT Group, Inc.,
7.75% Sr. Unsec. Unsub. Nts., due 04/02/12	250,000	289,166
Citigroup, Inc.,
7.25% Unsec. Sub. Nts., due 10/01/10	300,000	334,094
Countrywide Home Loans, Inc.,
5.625% Medium-Term Nts., Series K, due 05/15/07	300,000	307,305
Credit Suisse First Boston (USA), Inc.,
6.125% Nts., due 11/15/11	300,000	318,284
Goldman Sachs Group, Inc.,
6.60% Sr. Unsec. Unsub. Nts., due 01/15/12	300,000	324,643
Household Finance Corp.,
6.375% Sr. Unsec. Nts., due 08/01/10	100,000	106,953
7.875% Sr. Unsec. Nts., due 03/01/07	250,000	266,304
International Lease Finance Corp.,
5.75% Unsec. Nts., due 10/15/06	350,000	358,942
Lehman Brothers Holdings, Inc.,
7.875% Bonds, due 08/15/10	300,000	341,668
Merrill Lynch & Co., Inc.,
6.00% Sr. Unsec. Unsub. Nts., due 02/17/09	300,000	313,805
Morgan Stanley,
7.00% Sr. Unsec. Debs., due 10/01/13	250,000	274,624
SLM Corp.,
5.375% Medium-Term Nts., Series A, due 01/15/13	250,000	257,413

4

Electric - .69%
WPS Resources Corp.,
7.00% Sr. Unsec. Unsub. Nts., due 11/01/09	$300,000	$327,744
Electrical Components & Equipment - .67%
Emerson Electric Co.,
5.75% Nts., due 11/01/11	300,000	314,564
Food - 2.54%
H.J. Heinz Co.,
6.00% Nts., due 03/15/08	250,000	260,168
Hormel Foods Corp.,
6.625% Nts., due 06/01/11	275,000	301,706
Kraft Foods, Inc.,
4.625% Nts., due 11/01/06	300,000	301,965
Unilever Capital Corp.,
7.125% Nts., due 11/01/10	300,000	336,000
Insurance - .71%
MGIC Investment Corp.,
6.00% Sr. Unsec. Nts., due 03/15/07	325,000	335,726
Machinery - Construction & Mining - .70%
Caterpillar, Inc.,
7.25% Sr. Unsec. Unsub. Debs., due 09/15/09	300,000	330,226
Machinery - Diversified - .72%
Deere & Co.,
6.95% Sr. Nts., due 04/25/14	300,000	341,473
Miscellaneous - Manufacturing - .87%
General Electric Co.,
5.00% Unsec. Nts., due 02/01/13	250,000	249,637
Honeywell International, Inc.,
6.125% Bonds, due 11/01/11	150,000	160,152
Oil & Gas - 1.96%
ChevronTexaco Corp.,
5.50% Nts., due 01/15/09	160,000	166,130
Conoco Funding Co.,
5.45% Gtd. Nts., due 10/15/06	335,000	342,159
Marathon Oil Corp.,
5.375% Unsec. Nts., due 06/01/07	250,000	255,113
Occidental Petroleum Corp.,
7.375% Sr. Unsec. Nts., due 11/15/08	150,000	163,990
Oil & Gas Services - .56%
Baker Hughes, Inc.,
6.25% Sr. Unsec. Nts., due 01/15/09	250,000	265,074
Retail - 2.28%
Costco Wholesale Corp.,
5.50% Sr. Unsec. Nts., due 03/15/07	150,000	153,839
Nordstrom, Inc.,
5.625% Sr. Nts., due 01/15/09	250,000	258,649
Target Corp.,
7.50% Sr. Unsec. Nts., due 08/15/10	300,000	339,775
Wal-Mart Stores, Inc.,
6.875% Sr. Unsec. Nts., due 08/10/09	300,000	326,821
Semiconductors - .75%
Texas Instruments, Inc.,
6.125% Unsec. Nts., due 02/01/06	350,000	355,574
Software - .67%
First Data Corp., Series D,
6.375% Medium-Term Nts., due 12/15/07	300,000	315,773
Telecommunications - 1.09%
BellSouth Corp.,
6.00% Nts., due 10/15/11	150,000	158,898
SBC Communications, Inc.,
5.75% Sr. Unsec. Nts., due 05/02/06	350,000	356,396
Total Corporate Bonds and Notes (cost: $15,160,705)		14,863,393

5

Mortgage-Backed Obligations - .46%
Government-Sponsored Enterprises - .46%
Fannie Mae,
6.00% due 05/01/32	$128,263	$131,273
6.50% due 04/01/32	82,944	86,237
Total Mortgage-Backed Obligations (cost: $208,511)		217,510

Government-Sponsored Enterprises (Non-Mortgage-Backed) - 7.24%
Fannie Mae,
3.25% due 08/15/08	550,000	531,989
4.00% due 12/15/08	470,000	463,289
Freddie Mac,
3.05% due 01/19/07	465,000	457,884
4.25% due 06/15/05	700,000	701,676
4.875% due 03/15/07	650,000	660,950
5.25% due 01/15/06	600,000	607,591
Total Government-Sponsored Enterprises (Non-Mortgage-Backed) (cost: $3,463,393)		3,423,379

Short-Term Investments - 6.53%

Dreyfus Cash Management Plus Fund (p)	1,141,798	1,141,798
Goldman Sachs Financial Square Prime Obligations Fund (p)	1,187,102	1,187,102
Triparty Repurchase Agreement dated March 31, 2005 with Investors Bank & Trust Co., effective yield of 2.01%, due April 1, 2005, collateralized by U.S. Treasury Bonds, 3.50%, November 15, 2009, with a value of $777,034	$761,798	761,798
Total Short-Term Investments (cost: $3,090,698)		3,090,698

Total Securities (cost: $47,866,842) - 104.20%		49,281,626
Other Assets and Liabilities, Net - (4.20)%		(1,986,106)
Net Assets - 100.00%		$47,295,520

The accompanying notes are an integral part of these statements of investments.

6

Statements of Investments in Securities and Net Assets	March 31, 2005 (unaudited)

Atlas Emerging Growth Fund

	shares or	market value
	principal amount	(note 1)

Common Stocks - 97.15%
Advertising - 1.71%
R.H. Donnelley Corp. (b)	16,090	$934,668
Aerospace & Defense - 2.20%
Curtiss-Wright Corp.	7,590	432,630
Titan Corp. (b)	42,270	767,623
Agriculture - .96%
Delta & Pine Land Co.	19,280	520,560
Apparel - .87%
Quiksilver, Inc. (b)	16,400	476,092
Auto Parts & Equipment - .72%
Goodyear Tire & Rubber Co. (The) (b) (o)	29,440	393,024
Banks - 3.45%
Brookline Bancorp, Inc.	22,570	336,293
Euronet Worldwide, Inc. (b)	20,410	582,705
Hanmi Financial Corp.	19,110	316,270
Pacific Capital Bancorp	9,210	274,274
Provident Bankshares Corp.	11,250	370,800
Biotechnology - 2.23%
Martek Biosciences Corp. (b)	8,830	513,818
Orchid BioSciences, Inc. (b)	17,630	207,329
Serologicals Corp. (b)	20,160	492,710
Building Materials - .69%
Texas Industries, Inc.	6,950	373,562
Chemicals - 3.92%
FMC Corp. (b)	10,920	583,674
Georgia Gulf Corp.	5,690	261,626
Minerals Technologies, Inc.	10,290	676,876
Olin Corp.	27,640	616,372
Coal - .91%
Foundation Coal Holdings, Inc. (b) (o)	21,210	498,647
Commercial Services - 5.47%
Adesa, Inc.	28,170	658,051
Brink’s Co. (The)	16,120	557,752
Chemed Corp.	8,600	657,728
Global Payments, Inc.	9,180	592,018
TeleTech Holdings, Inc. (b)	40,070	517,704
Computers - 4.51%
Intergraph Corp. (b) (o)	38,800	1,117,828
Micros Systems, Inc. (b)	12,520	459,609
Nam Tai Electronics, Inc.	33,190	882,854
Cosmetics & Personal Care - .62%
Elizabeth Arden, Inc. (b)	14,290	339,245
Diversified Financial Services - .73%
Knight Trading Group, Inc. (b)	41,260	397,746
Electronics - 2.09%
Measurement Specialties, Inc. (b)	22,390	514,970
Thomas & Betts Corp. (b)	19,300	623,390
Engineering & Construction - 1.55%
Washington Group International, Inc. (b)	18,750	843,562

1

Environmental Control - .88%
Metal Management, Inc.	18,650	$478,932
Food - 1.01%
Ralcorp Holdings, Inc.	11,630	550,680
Gas - 1.35%
Southern Union Co. (b)	29,398	738,184
Health Care - Products - .85%
Invacare Corp.	10,330	461,028
Health Care - Services - 5.55%
Apria Healthcare Group, Inc. (b)	22,410	719,361
Genesis HealthCare Corp. (b)	8,590	368,425
Kindred Healthcare, Inc. (b)	16,800	589,680
Option Care, Inc.	13,390	275,700
Psychiatric Solutions, Inc. (b)	10,900	501,400
Sierra Health Services, Inc. (b)	8,930	570,091
Home Builders - .89%
WCI Communities, Inc. (b)	16,170	486,394
Household Products & Wares - 1.61%
Jarden Corp. (b)	19,140	878,143
Insurance - 4.22%
Allmerica Financial Corp. (b)	17,440	626,968
American Equity Investment Life Holding Co.	22,680	290,077
Ohio Casualty Corp. (b)	27,230	625,745
Philadelphia Consolidated Holding Corp. (b)	4,660	361,290
ProAssurance Corp. (b)	10,010	395,395
Internet - 1.91%
J2 Global Communications, Inc. (b)	9,380	321,828
Priceline.com, Inc. (b)	13,450	338,940
Websense, Inc. (b)	7,100	381,980
Investment Companies - 1.03%
Apollo Investment Corp.	33,510	562,298
Lodging - 2.07%
Choice Hotels International, Inc.	10,760	666,582
Gaylord Entertainment Co. (b)	11,450	462,580
Machinery - Construction & Mining - 1.55%
Bucyrus International, Inc. - Class A	2,950	115,227
Joy Global, Inc.	20,735	726,969
Machinery - Diversified - 1.09%
Idex Corp.	14,770	595,969
Miscellaneous - Manufacturing - .98%
Kennametal, Inc.	11,260	534,737
Oil & Gas - 2.68%
Atwood Oceanics, Inc. (b)	8,360	556,274
Cimarex Energy Co. (b) (o)	14,480	564,720
Comstock Resources, Inc. (b)	11,890	341,719
Oil & Gas Services - 2.31%
CAL Dive International, Inc. (b)	15,780	714,834
Lone Star Technologies, Inc. (b)	13,790	543,740
Pharmaceuticals - 3.70%
Andrx Corp. (b)	29,570	670,352
Impax Laboratories, Inc. (b) (o)	33,740	539,840
Par Pharmaceutical Cos., Inc. (b)	12,340	412,650
Prestige Brands Holdings, Inc. (b)	22,410	395,536
Pipelines - 1.37%
McDermott International, Inc. (b)	39,560	748,871
REITS - 4.76%
Alexandria Real Estate Equities, Inc. REIT	7,570	487,357
Capital Automotive REIT (o)	19,230	636,898
Kilroy Realty Corp. REIT	14,900	609,559
Maguire Properties, Inc. REIT	14,470	345,544
Reckson Associates Realty Corp. REIT	16,870	517,909

2

Retail - 7.63%
Build-A-Bear Workshop, Inc. (b) (o)	9,360	$286,884
CSK Auto Corp. (b)	26,420	466,313
Dick’s Sporting Goods, Inc. (b)	15,750	578,498
Guitar Center, Inc. (b)	8,030	440,285
Men’s Wearhouse, Inc. (b)	14,130	596,427
RARE Hospitality International, Inc. (b)	19,730	609,262
Red Robin Gourmet Burgers (b)	11,980	609,902
Sonic Corp. (b)	17,050	569,470
Savings & Loans - 1.74%
BankAtlantic Bancorp, Inc. - Class A	25,090	436,566
Commercial Capital Bancorp, Inc.	25,030	509,361
Semiconductors - 1.30%
DSP Group, Inc. (b)	27,480	707,885
Software - 5.25%
Analogic Corp.	8,980	388,385
Avid Technology, Inc. (b)	10,010	541,741
eFunds Corp. (b)	24,680	550,858
Hyperion Solutions Corp. (b)	9,700	427,867
THQ, Inc. (b)	9,640	271,270
Transaction Systems Architects, Inc. - Class A (b)	29,390	680,379
Telecommunications - 4.81%
Alamosa Holdings, Inc. (b) (o)	69,160	807,097
Extreme Networks, Inc. (b)	50,930	299,978
Leap Wireless International, Inc. (b)	26,550	691,628
Spectrasite, Inc. (b)	7,170	415,645
Ubiquitel, Inc. (b)	60,970	408,499
Transportation - 3.98%
General Maritime Corp. (b)	9,140	442,742
Laidlaw International (b)	49,670	1,033,136
OMI Corp.	22,370	428,386
Overnite Corp.	8,260	264,237
Total Common Stocks (cost: $46,512,959)		52,965,117

Short-Term Investments - 9.77%

Dreyfus Cash Management Plus Fund (p)	1,667,948	1,667,948
Goldman Sachs Financial Square Prime Obligations Fund (p)	1,734,128	1,734,128
Triparty Repurchase Agreement dated March 31, 2005 with Investors Bank & Trust Co., effective yield of 2.01%, due April 1, 2005, collateralized by U.S. Treasury Bonds, 3.50%, November 15, 2009, with a value of $1,963,939	$1,925,428	1,925,428
Total Short-Term Investments (cost: $5,327,504)		5,327,504

Total Securities (cost: $51,840,463) - 106.92%		58,292,621
Other Assets and Liabilities, Net - (6.92)%		(3,772,496)
Net Assets - 100.00%		$54,520,125

The accompanying notes are an integral part of these statements of investments.

3

Statements of Investments in Securities and Net Assets	March 31, 2005 (unaudited)

Atlas Fund of Funds

		percent of
	shares	net assets	market value
Investment in Atlas Funds - 99.51%
Value Fund	1,077,642	15.94%	$12,274,337
Emerging Growth Fund	669,753	13.15%	10,126,663
Global Growth Fund	472,351	12.49%	9,621,788
Growth Opportunities Fund	403,268	11.47%	8,835,608
Strategic Income Fund	1,724,329	10.21%	7,862,939
American Enterprise Bond Fund	758,172	9.68%	7,452,831
Strategic Growth Fund	492,848	8.06%	6,204,957
U.S. Government and Mortgage Securities Fund	579,656	7.57%	5,825,543
Balanced Fund	534,448	7.50%	5,777,381
Money Market Fund	2,646,442	3.44%	2,646,442
Total Investment in Atlas Funds (cost: $71,924,268)			76,628,489

Total Securities (cost: $71,924,268) - 99.51%			76,628,489
Other Assets and Liabilities, Net - .49%			378,817
Net Assets - 100.00%			$77,007,306

The accompanying notes are an integral part of these statements of investments.

1

Statements of Investments in Securities and Net Assets	March 31, 2005 (unaudited)

Atlas Global Growth Fund

	shares or	market value(s)
	principal amount	(note 1)

Common Stocks - 92.51%
Advertising - .82%
JC Decaux SA (b)	38,980	$1,066,907
WPP Group PLC	86,340	982,967
Aerospace & Defense - 3.31%
Boeing Co. (The)	22,000	1,286,120
Empresa Brasileira de Aeronautica SA, Sponsored ADR	75,153	2,352,289
European Aeronautic Defense and Space Co.	24,970	748,349
Lockheed Martin Corp.	18,400	1,123,504
Northrop Grumman Corp.	19,400	1,047,212
Raytheon Co.	45,300	1,753,110
Apparel - .52%
Coach, Inc. (b)	23,100	1,308,153
Auto Manufacturers - 1.30%
Porsche AG Preferred	1,794	1,308,012
Toyota Motor Corp.	52,500	1,958,442
Banks - 8.00%
ABN AMRO Holding NV	42,400	1,054,713
Anglo Irish Bank Corp. PLC	58,696	1,474,310
Australia & New Zealand Banking Group Ltd.	64,972	1,036,342
Bayerische Hypo-und Vereinsbank AG (b)	25,504	625,470
Credit Suisse Group (b)	29,870	1,286,874
HSBC Holdings PLC	149,553	2,377,707
ICICI Bank Ltd., Sponsored ADR	93,225	1,931,622
Northern Trust Corp.	15,900	690,696
Resona Holdings, Inc. (b)	476,000	956,806
Royal Bank of Scotland Group PLC	143,037	4,551,561
Societe Generale - Class A	22,270	2,319,798
Wachovia Corp.	34,280	1,745,195
Beverages - 2.37%
Companhia de Bebidas das Americas, Sponsored ADR	43,553	1,258,246
Fomento Economico Mexicano SA	226,100	1,211,232
Grupo Modelo SA - Class C	312,000	918,016
LVMH Moet Hennessy Louis Vuitton SA	33,960	2,546,654
Biotechnology - 2.56%
Affymetrix, Inc. (b)	32,500	1,392,300
Amgen, Inc. (b)	35,660	2,075,769
Genentech, Inc. (b)	20,700	1,171,827
Genzyme Corp. (b)	19,400	1,110,456
Human Genome Sciences, Inc. (b)	24,000	221,280
Millennium Pharmaceuticals, Inc. (b)	21,800	183,556
Nektar Therapeutics (b)	5,000	69,700
Nektar Therapeutics (a) (b) (f) (m)	17,092	190,610
Computers - 1.82%
Cadence Design Systems, Inc. (b)	69,941	1,045,618
Enterasys Networks, Inc. (b) (n)	75	105
International Business Machines Corp.	26,426	2,414,808
Sun Microsystems, Inc. (b)	274,300	1,108,172
Cosmetics & Personal Care - 1.11%
Gillette Co. (The)	40,400	2,039,392

1

Shiseido Co. Ltd.	57,000	$754,067
Diversified Financial Services - 4.73%
American Express Co.	46,200	2,373,294
Charles Schwab Corp. (The)	70,100	736,751
Citigroup, Inc.	16,066	722,006
Credit Saison Co. Ltd.	37,100	1,338,874
JP Morgan Chase & Co.	63,711	2,204,401
MBNA Corp.	75,100	1,843,705
Morgan Stanley	46,000	2,633,500
Electric - .57%
Energias de Portugal SA	281,052	785,329
Fortum Oyj	33,400	651,993
Electrical Components & Equipment - 3.34%
Koninklijke (Royal) Philips Electronics NV	97,100	2,681,665
Nidec Corp.	4,100	511,733
Omron Corp.	11,000	240,651
Samsung Electronics Co. Ltd.	4,929	2,436,591
Sony Corp.	62,700	2,503,076
Electronics - 1.69%
Applera Corp. - Applied Biosystems Group	38,900	767,886
Hoya Corp.	11,800	1,301,795
Keyence Corp.	5,310	1,233,175
Murata Manufacturing Co. Ltd.	17,400	935,396
Engineering & Construction - 1.61%
Hyundai Heavy Industries Co. Ltd. (b)	26,863	1,346,457
JGC Corp.	38,000	415,669
Technip SA	13,580	2,276,753
Entertainment - .63%
International Game Technology Corp.	59,400	1,583,604
Food - 1.03%
Cadbury Schweppes PLC	258,062	2,586,898
Gas - .49%
Hong Kong & China Gas	630,000	1,239,911
Health Care - Products - 1.37%
Cie Generale D’Optique Essilor International SA	13,800	999,886
Medtronic, Inc.	11,400	580,830
Smith & Nephew PLC	198,420	1,865,299
Health Care - Services - .90%
Quest Diagnostics, Inc.	21,400	2,249,782
Holding Companies - Diversified - .71%
Hutchison Whampoa Ltd.	109,000	925,878
Investor AB - Class B (b)	62,230	843,788
Household Products & Wares - 1.99%
Reckitt Benckiser PLC	156,933	4,987,813
Insurance - 4.02%
ACE Ltd.	50,912	2,101,138
Allianz AG	17,382	2,212,741
Berkshire Hathaway, Inc. - Class B (b)	570	1,627,920
Everest Re Group Ltd.	9,800	834,078
Manulife Financial Corp.	29,272	1,397,246
Prudential PLC	198,850	1,901,280
Internet - 2.51%
Amazon.com, Inc. (b)	22,200	760,794
eBay, Inc. (b)	73,800	2,749,788
Symantec Corp. (b)	49,200	1,049,436
Trend Micro, Inc. (b)	27,000	1,163,706
Yahoo! Japan Corp. (b)	246	577,281
Investment Companies - .26%
Macquarie Airports	256,700	649,325

2

Media - 5.80%
Grupo Televisa SA, Sponsored ADR	32,532	$1,912,882
Pearson PLC	152,380	1,857,195
Reed Elsevier PLC	113,287	1,174,158
Singapore Press Holdings Ltd.	462,681	1,279,225
Sirius Satellite Radio, Inc. (b)	983,600	5,527,832
Television Broadcasts Ltd.	373,022	1,879,614
Wolters Kluwer NV	49,168	900,368
Miscellaneous - Manufacturing - 1.43%
Nikon Corp.	92,371	1,064,823
Siemens AG	31,598	2,507,100
Office & Business Equipment - .36%
Canon, Inc.	17,000	913,893
Oil & Gas - 7.23%
BP PLC, Sponsored ADR	31,760	1,981,824
Burlington Resources, Inc.	25,500	1,276,785
ChevronTexaco Corp.	36,516	2,129,248
EnCana Corp.	27,896	1,969,794
ENI-Ente Nazionale Idrocarburi SpA	42,500	1,107,464
GlobalSantaFe Corp.	69,800	2,585,392
Husky Energy, Inc.	78,790	2,365,947
Total SA	4,550	1,067,370
Transocean, Inc. (b)	71,000	3,653,660
Pharmaceuticals - 6.62%
Chugai Pharmaceutical Co. Ltd.	59,500	916,198
Eli Lilly & Co.	12,700	661,670
Express Scripts, Inc. (b)	12,600	1,098,594
Gilead Sciences, Inc. (b)	54,900	1,965,420
Novartis AG	31,579	1,478,403
Pfizer, Inc.	51,722	1,358,737
Roche Holding AG	24,402	2,624,663
Sanofi-Synthelabo SA	54,217	4,583,626
Shionogi & Co. Ltd.	98,000	1,354,189
Wyeth Corp.	13,400	565,212
Retail - 4.76%
Circuit City Stores, Inc.	100,343	1,610,505
Dixons Group PLC	705,380	2,035,983
Gap, Inc. (The)	41,600	908,544
Hennes & Maurtiz AB - Class B	153,300	5,289,059
Seven-Eleven Japan Co. Ltd.	25,000	733,919
Starbucks Corp. (b)	26,100	1,348,326
Semiconductors - 3.11%
Advanced Micro Devices, Inc. (b)	149,900	2,416,388
Altera Corp. (b)	32,300	638,894
International Rectifier Corp. (b)	14,200	646,100
National Semiconductor Corp.	87,800	1,809,558
Silicon Laboratories, Inc. (b)	12,100	359,491
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	228,401	1,936,841
Software - 2.41%
Electronic Arts, Inc. (b)	7,026	363,806
IMS Health, Inc.	41,300	1,007,307
Intuit, Inc. (b)	15,400	674,058
Novell, Inc. (b)	210,900	1,256,964
SAP AG	13,391	2,163,443
Veritas Software Corp. (b)	24,600	571,212
Telecommunications - 12.53%
Cisco Systems, Inc. (b)	72,900	1,304,181
Corning, Inc. (b)	175,900	1,957,767
France Telecom SA	71,054	2,133,177
Juniper Networks, Inc. (b)	33,600	741,216
KDDI Corp.	676	3,355,984
Qualcomm, Inc.	54,040	1,980,566
SK Telecom Co. Ltd.	3,050	513,589

3

SK Telecom Co. Ltd., Sponsored ADR (o)	96,800	$1,908,896
Tandberg ASA	109,800	1,152,010
Tele Norte Leste Participacoes SA	5	95
Tele Norte Leste Participacoes SA Preferred	109,430	1,695,887
Telefonaktiebolaget LM Ericsson - Class B (b)	2,178,900	6,156,308
Vodafone Group PLC	3,205,500	8,510,244
Transportation - .24%
Peninsular and Oriental Steam Navigation Co. (The)	109,550	599,281
Venture Capital - .36%
3I Group PLC	70,611	895,959
Total Common Stocks (cost: $180,449,408)		231,963,933

Short-Term Investments - 7.46%

Dreyfus Cash Management Plus Fund (p)	273,867	273,867
Goldman Sachs Financial Square Prime Obligations Fund (p)	284,733	284,733
Triparty Repurchase Agreement dated March 31, 2005 with Investors Bank & Trust Co., effective yield of 2.01%, due April 1, 2005, collateralized by U.S. Treasury Bonds, 3.50%, November 15, 2009, with a value of $18,506,470	$18,143,595	18,143,595
Total Short-Term Investments (cost: $18,702,195)		18,702,195

Total Securities (cost: $199,151,603) - 99.97%		250,666,128
Other Assets and Liabilities, Net - .03%		76,670
Net Assets - 100.00%		$250,742,798

The accompanying notes are an integral part of these statements of investments.

4

Statements of Investments in Securities and Net Assets	March 31, 2005 (unaudited)

Atlas Growth Opportunities Fund

	shares or	market value
	principal amount	(note 1)

Common Stocks - 99.02%
Aerospace & Defense - 2.16%
Empresa Brasileira de Aeronautica SA, Sponsored ADR	51,800	$1,621,340
Raytheon Co.	174,820	6,765,534
Apparel - .49%
Polo Ralph Lauren Corp.	49,400	1,916,720
Auto Parts & Equipment - .61%
Autoliv, Inc.	49,700	2,368,205
Banks - 4.25%
Bank of America Corp.	168,036	7,410,388
Commerce Bancorp, Inc.	71,800	2,331,346
Wells Fargo & Co.	112,670	6,737,666
Beverages - .94%
Pepsico, Inc.	69,000	3,659,070
Biotechnology - 2.93%
Amgen, Inc. (b)	68,200	3,969,922
Celgene Corp. (b)	6,000	204,300
Genentech, Inc. (b)	89,900	5,089,239
Genzyme Corp. (b)	36,400	2,083,536
Chemicals - 1.22%
Praxair, Inc.	98,720	4,724,739
Commercial Services - 2.87%
Apollo Group, Inc. - Class A (b)	25,700	1,903,342
Cendant Corp.	448,170	9,205,412
Computers - 5.07%
Apple Computer, Inc. (b)	89,300	3,721,131
Cognizant Technology Solutions Corp. - Class A (b)	22,800	1,053,360
EMC Corp. (b)	452,700	5,577,264
International Business Machines Corp.	63,430	5,796,234
Network Appliance, Inc. (b)	45,400	1,255,764
Research In Motion Ltd. (b)	13,500	1,031,670
Sun Microsystems, Inc. (b)	296,200	1,196,648
Cosmetics & Personal Care - .79%
Colgate-Palmolive Co.	31,400	1,638,138
Estee Lauder Cos. (The), Inc. - Class A	31,900	1,434,862
Diversified Financial Services - 8.38%
American Express Co.	111,500	5,727,755
Citigroup, Inc.	219,350	9,857,589
Countrywide Financial Corp.	69,340	2,250,776
Franklin Resources, Inc.	26,500	1,819,225
Freddie Mac	46,380	2,931,216
Goldman Sachs Group, Inc.	12,200	1,341,878
Legg Mason, Inc.	15,700	1,226,798
Lehman Brothers Holdings, Inc.	51,400	4,839,824
Morgan Stanley	43,200	2,473,200
Electric - 3.88%
AES Corp. (The) (b)	555,000	9,090,900
CMS Energy Corp. (b)	121,400	1,583,056
PG&E Corp.	70,440	2,402,004
Reliant Energy, Inc. (b)	171,280	1,949,166

1

Gas - .74%
Sempra Energy	71,780	$2,859,715
Health Care - Products - 3.19%
Guidant Corp.	7,100	524,690
Johnson & Johnson	39,100	2,625,956
Kinetic Concepts, Inc. (b)	20,700	1,234,755
Medtronic, Inc.	39,600	2,017,620
Stryker Corp.	34,900	1,556,889
Varian Medical Systems, Inc. (b)	128,900	4,418,692
Household Products & Wares - .60%
Procter & Gamble Co. (The)	43,600	2,310,800
Insurance - 3.86%
Aflac, Inc.	42,100	1,568,646
American International Group, Inc.	34,500	1,911,645
Everest Re Group Ltd.	24,110	2,052,002
Genworth Financial, Inc. - Class A	241,840	6,655,437
Platinum Underwriters Holdings	92,730	2,754,081
Internet - 2.68%
eBay, Inc. (b)	86,800	3,234,168
Google, Inc. - Class A (b)	11,400	2,057,814
Opsware, Inc. (b)	149,800	772,968
VeriSign, Inc. (b)	71,600	2,054,920
Yahoo!, Inc. (b)	66,500	2,254,350
Leisure Time - .42%
Carnival Corp.	31,100	1,611,291
Media - 4.00%
Comcast Corp. - Class A (b)	93,400	3,155,052
News Corp. - Class A	103,900	1,757,988
News Corp. - Class B (o)	14,700	258,867
UnitedGlobalCom, Inc. - Class A (b)	852,321	8,062,957
Walt Disney Co. (The)	79,300	2,278,289
Mining - 1.07%
Alcan, Inc.	108,970	4,132,142
Miscellaneous - Manufacturing - 8.99%
3M Co.	24,000	2,056,560
General Electric Co.	428,890	15,465,774
Honeywell International, Inc.	281,780	10,485,034
Tyco International Ltd.	202,310	6,838,078
Oil & Gas - 6.06%
Amerada Hess Corp.	28,700	2,761,227
Apache Corp.	48,900	2,992,680
BP PLC, Sponsored ADR	176,880	11,037,312
Noble Energy, Inc.	48,100	3,271,762
Petroleo Brasileiro S.A., Sponsored ADR	77,560	3,426,601
Oil & Gas Services - 2.47%
Halliburton Co.	131,170	5,673,103
Schlumberger Ltd.	55,400	3,904,592
Pharmaceuticals - 3.16%
Abbott Laboratories	62,000	2,890,440
Gilead Sciences, Inc. (b)	127,600	4,568,080
Wyeth Corp.	113,830	4,801,349
Retail - 6.57%
Best Buy Co., Inc.	31,000	1,674,310
Chico’s FAS, Inc. (b)	93,900	2,653,614
Home Depot, Inc. (The)	118,000	4,512,320
Kohl’s Corp. (b)	53,500	2,762,205
McDonald’s Corp.	67,150	2,091,051
Staples, Inc.	149,800	4,708,214
Target Corp.	111,600	5,582,232
Williams-Sonoma, Inc. (b)	40,600	1,492,050

2

Semiconductors - 3.56%
Broadcom Corp. - Class A (b)	78,600	$2,351,712
Intel Corp.	130,800	3,038,484
International Rectifier Corp. (b)	57,300	2,607,150
Marvell Technology Group Ltd. (b)	57,500	2,204,550
Maxim Integrated Products, Inc.	38,100	1,557,147
Texas Instruments, Inc.	80,600	2,054,494
Software - 9.74%
Adobe Systems, Inc.	35,400	2,377,818
Autodesk, Inc.	47,300	1,407,648
Compuware Corp. (b)	276,560	1,991,232
Mercury Interactive Corp. (b)	60,500	2,866,490
Microsoft Corp.	628,920	15,200,996
Novell, Inc. (b)	573,070	3,415,497
Red Hat, Inc. (b) (o)	63,300	690,603
SAP AG, Sponsored ADR	62,400	2,500,992
Synopsys, Inc. (b)	186,300	3,372,030
Take-Two Interactive Software, Inc. (b)	100,400	3,925,640
Telecommunications - 7.46%
Amdocs Ltd. (b)	88,500	2,513,400
Cisco Systems, Inc. (b)	332,200	5,943,058
Comverse Technology, Inc. (b)	55,800	1,407,276
Corning, Inc. (b)	273,200	3,040,716
IDT Corp. - Class B (b)	271,290	4,012,379
Motorola, Inc.	143,600	2,149,692
Nokia Oyj, Sponsored ADR	112,100	1,729,703
Qualcomm, Inc.	27,600	1,011,540
Sprint Corp.	111,800	2,543,450
Telefonaktiebolaget LM Ericsson, Sponsored ADR (b)	21,600	609,120
Verizon Communications, Inc.	111,340	3,952,570
Transportation - .86%
Expeditors International of Washington, Inc.	28,300	1,515,465
FedEx Corp.	19,400	1,822,630
Total Common Stocks (cost: $341,391,369)		383,773,021

Short-Term Investments - 1.45%

Dreyfus Cash Management Plus Fund (p)	509,345	509,345
Goldman Sachs Financial Square Prime Obligations Fund (p)	529,555	529,555
Triparty Repurchase Agreement dated March 31, 2005 with Investors Bank & Trust Co., effective yield of 2.01%, due April 1, 2005, collateralized by U.S. Treasury Bonds, 3.50%, November 15, 2009, with a value of $4,665,620	$4,574,132	4,574,132
Total Short-Term Investments (cost: $5,613,032)		5,613,032

Total Securities (cost: $347,004,401) - 100.47%		389,386,053
Other Assets and Liabilities, Net - (.47)%		(1,821,051)
Net Assets - 100.00%		$387,565,002

The accompanying notes are an integral part of these statements of investments.

3

Statement of Investments in Securities and Net Assets	March 31, 2005 (unaudited)

S&P 500 Index Fund

market value
(note 1)

Investment in Master Investment Portfolio

S&P 500 Index Master Portfolio (100.00% in MIP) (cost: $111,121,587)	$114,903,909

Total Securities (cost: $111,121,587) – 99.96%	114,903,909
Other Assets and Liabilities, Net – 0.04%	45,142
Net Assets – 100.00%	$114,949,051

The accompanying notes are an integral part of these statements of investments.

1

Statements of Investments in Securities and Net Assets	March 31, 2005 (unaudited)

Atlas Strategic Growth Fund

	shares or principal amount	market value (note 1)

Common Stocks - 99.35%
Apparel - 4.32%
Coach, Inc. (b)	35,805	$2,027,637
NIKE, Inc. - Class B	18,143	1,511,493
Computers - 6.24%
Apple Computer, Inc. (b)	48,660	2,027,662
Dell, Inc. (b)	40,416	1,552,783
International Business Machines Corp.	16,775	1,532,900
Consumer Electronics - 1.82%
Black & Decker Corp. (The)	18,854	1,489,278
Diversified Financial Services - 1.95%
Legg Mason, Inc.	20,400	1,594,056
Electronics - 1.47%
Waters Corp. (b)	33,600	1,202,544
Health Care - Products - 8.22%
Bard (C.R.), Inc.	27,306	1,858,993
Becton, Dickinson & Co.	28,480	1,663,802
Johnson & Johnson	25,164	1,690,014
Varian Medical Systems, Inc. (b)	44,300	1,518,604
Health Care - Services - 6.88%
Aetna, Inc.	23,520	1,762,824
HCA, Inc.	32,700	1,751,739
WellPoint, Inc. (b)	16,949	2,124,557
Home Builders - 4.50%
Centex Corp.	30,867	1,767,753
Lennar Corp. - Class A	33,888	1,920,772
Household Products & Wares - 1.74%
Procter & Gamble Co. (The)	26,944	1,428,032
Internet - 1.58%
Symantec Corp. (b)	60,825	1,297,397
Iron & Steel - 1.78%
Nucor Corp.	25,000	1,453,750
Leisure Time - 1.77%
Harley-Davidson, Inc.	25,037	1,446,137
Machinery - Diversified - 2.45%
Rockwell Automation, Inc.	35,465	2,008,738
Marine - 2.09%
Polaris Industries, Inc.	24,353	1,710,311
Media - 1.99%
Walt Disney Co. (The)	56,800	1,631,864
Miscellaneous - Manufacturing - 3.97%
3M Co.	18,995	1,627,682
General Electric Co.	45,000	1,622,700
Office & Business Equipment - 1.72%
Lexmark International, Inc. - Class A (b)	17,659	1,412,190
Oil & Gas - 2.45%
XTO Energy, Inc.	61,029	2,004,192
Pharmaceuticals - 4.26%
Barr Pharmaceuticals, Inc. (b)	33,000	1,611,390
UnitedHealth Group, Inc.	19,714	1,880,321

1

Retail - 15.78%
American Eagle Outfitters, Inc.	63,010	$1,861,946
Autozone, Inc. (b)	15,000	1,285,500
Best Buy Co., Inc.	30,923	1,670,151
Home Depot, Inc. (The)	36,028	1,377,711
Nordstrom, Inc.	31,505	1,744,747
Starbucks Corp. (b)	28,729	1,484,140
Walgreen Co.	39,682	1,762,675
Yum! Brands, Inc.	33,620	1,741,852
Semiconductors - 7.78%
Intel Corp.	69,647	1,617,900
Nvidia Corp. (b)	61,500	1,461,240
QLogic Corp. (b)	44,255	1,792,328
Texas Instruments, Inc.	59,000	1,503,910
Software - 7.69%
Adobe Systems, Inc.	27,259	1,830,986
Autodesk, Inc.	48,470	1,442,467
Microsoft Corp.	61,314	1,481,959
Oracle Corp. (b)	123,700	1,543,776
Telecommunications - 4.99%
Cisco Systems, Inc. (b)	77,490	1,386,296
Motorola, Inc.	99,086	1,483,317
Qualcomm, Inc.	33,202	1,216,853
Transportation - 1.91%
FedEx Corp.	16,632	1,562,576
Total Common Stocks (cost: $75,014,963)		81,384,445

Short-Term Investments - .44%

Triparty Repurchase Agreement dated March 31, 2005 with Investors Bank & Trust Co., effective yield of 2.01%, due April 1, 2005, collateralized by U.S. Treasury Bonds, 3.50%, November 15, 2009 with a value of $365,764	$358,589	358,589
Total Short-Term Investments (cost: $358,589)		358,589

Total Securities (cost: $75,373,552) - 99.79%		81,743,034
Other Assets and Liabilities, Net - .21%		171,787
Net Assets - 100.00%		$81,914,821

The accompanying notes are an integral part of these statements of investments.

2

Statements of Investments in Securities and Net Assets	March 31, 2005 (unaudited)

Atlas Value Fund

	shares or principal amount	market value (note 1)

Common Stocks - 93.57%
Advertising - 1.45%
Interpublic Group of Cos., Inc. (b)	59,500	$730,660
Aerospace & Defense - 3.42%
Lockheed Martin Corp.	20,000	1,221,200
Raytheon Co.	12,900	499,230
Banks - 3.05%
Bank of America Corp.	10,900	480,690
Comerica, Inc.	8,400	462,672
KeyCorp	10,600	343,970
UnionBanCal Corp.	4,000	245,000
Chemicals - 1.03%
Mosaic Co. (The) (b)	30,500	520,330
Commercial Services - 2.16%
Cendant Corp.	50,900	1,045,486
PHH Corp. (b)	1,930	42,209
Computers - 6.09%
Electronic Data Systems Corp.	118,200	2,443,194
Hewlett-Packard Co.	28,100	616,514
Diversified Financial Services - 5.52%
CIT Group, Inc.	12,300	467,400
Freddie Mac	22,200	1,403,040
JP Morgan Chase & Co.	26,100	903,060
Electric - 5.64%
Entergy Corp.	7,200	508,752
FirstEnergy Corp.	21,900	918,705
FPL Group, Inc.	35,000	1,405,250
Environmental Control - 1.91%
Waste Management, Inc.	33,200	957,820
Food - 5.59%
Albertson’s, Inc.	26,200	541,030
Kraft Foods, Inc. - Class A	37,600	1,242,680
Safeway, Inc. (b)	28,700	531,811
Sara Lee Corp.	22,300	494,168
Forest Products & Paper - 2.16%
International Paper Co.	9,600	353,184
Weyerhaeuser Co.	10,700	732,950
Health Care - Services - 5.59%
Aetna, Inc.	6,000	449,700
HCA, Inc.	22,100	1,183,897
Health Net, Inc. (b)	16,000	523,360
Tenet Healthcare Corp. (b)	56,700	653,751
Home Builders - 4.68%
Centex Corp.	30,100	1,723,827
Pulte Homes, Inc.	8,500	625,855
Insurance - 15.73%
Allstate Corp.	17,600	951,456
Assurant, Inc.	13,800	465,060
Conseco, Inc. (b)	23,100	471,702
Hartford Financial Services Group, Inc.	6,200	425,072

1

Metlife, Inc.	54,200	$2,119,220
Principal Financial Group, Inc.	20,000	769,800
Prudential Financial, Inc.	26,100	1,498,140
St. Paul Travelers Companies, Inc.	32,800	1,204,744
Iron & Steel - 1.90%
Alcoa, Inc.	31,400	954,246
Lodging - 2.23%
MGM Mirage, Inc. (b)	15,800	1,118,956
Miscellaneous - Manufacturing - 5.41%
Eastman Kodak Co.	14,800	481,740
Tyco International Ltd.	36,200	1,223,560
Unilever PLC, Sponsored ADR	25,300	1,012,000
Oil & Gas - 3.74%
Petro-Canada	9,200	532,312
Valero Energy Corp.	18,400	1,348,168
Pharmaceuticals - 1.76%
Merck & Co., Inc.	27,300	883,701
Retail - 5.02%
McDonald’s Corp.	13,200	411,048
Sears Holdings Corp. (b)	12,117	1,613,621
Yum! Brands, Inc.	9,600	497,376
Savings & Loans - 1.44%
Washington Mutual, Inc.	18,300	722,850
Semiconductors - 1.14%
Freescale Semiconductor, Inc. - Class A (b)	33,700	571,215
Software - 3.80%
Computer Associates International, Inc.	70,400	1,907,840
Telecommunications - .39%
Alltel Corp.	3,600	197,460
Transportation - 2.72%
CSX Corp.	32,800	1,366,120
Total Common Stocks (cost: $42,492,787)		47,018,802

Short-Term Investments - 4.73%

Triparty Repurchase Agreement dated March 31, 2005 with Investors Bank & Trust Co., effective yield of 2.01%, due April 1, 2005, collateralized by U.S. Treasury Bonds, 3.50%, November 15, 2009, with a value of 2,425,486	$2,377,928	2,377,928
Total Short-Term Investments (cost: $2,377,928)		2,377,928

Total Securities (cost: $44,870,715) - 98.30%		49,396,730
Other Assets and Liabilities, Net - 1.70%		854,367
Net Assets - 100.00%		$50,251,097

The accompanying notes are an integral part of these statements of investments.

2

Statements of Investments in Securities and Net Assets	March 31, 2005 (unaudited)

Atlas American Enterprise Bond Fund

	shares or principal amount	market value (note 1)
Mortgage-Backed Obligations - 15.04%
Government-Sponsored Enterprises - 15.04%
Fannie Mae,
4.50% due 06/01/18-02/01/19	$710,224	$1,080,104
5.00% due 11/01/17-02/01/18	214,027	1,174,689
5.50% due 10/01/16-11/01/17	269,793	482,423
6.00% due 09/01/32-11/01/32	57,518	122,841
6.50% due 08/01/32	115,271	119,891
Freddie Mac,
5.00% due 08/01/18-02/01/20	979,924	2,485,017
5.50% due 02/01/17-10/01/34	994,651	2,162,294
6.50% due 02/01/33	123,154	127,994
Total Mortgage-Backed Obligations (cost: $7,860,405)		7,755,253

Government-Sponsored Enterprises (Non-Mortgage-Backed) - 17.75%
Fannie Mae,
3.10% due 07/28/08	400,000	381,136
3.375% due 11/09/07	500,000	490,316
3.875% due 02/01/08	1,000,000	987,207
4.00% due 12/15/08	700,000	690,005
5.25% due 04/15/07	500,000	511,730
6.00% due 12/15/05	750,000	762,720
Federal Home Loan Bank,
3.875% due 01/12/09	1,200,000	1,175,794
Freddie Mac,
4.00% due 09/22/09	1,500,000	1,460,472
4.125% due 09/01/09	750,000	739,072
4.25% due 06/15/05	225,000	225,539
4.625% due 07/18/07	300,000	301,211
4.875% due 03/15/07	725,000	737,214
5.00% due 11/13/14	700,000	695,310
Total Government-Sponsored Enterprises (Non-Mortgage-Backed) (cost: $9,282,373)		9,157,726

U.S. Government Obligations - 12.07%
U.S. Treasury Note,
3.375% due 02/15/08	2,500,000	2,462,500
3.50% due 11/15/06	1,000,000	996,875
3.625% due 07/15/09	1,000,000	980,664
4.625% due 05/15/06	750,000	758,994
4.75% due 11/15/08	1,000,000	1,023,984
Total U.S. Government Obligations (cost: $6,291,220)		6,223,017

1

Corporate Bonds and Notes - 50.55%
Apparel - .95%
Gap, Inc. (The),
6.90% Unsec. Nts., due 09/15/07	$470,000	$490,562
Auto Manufacturers - 2.45%
DaimlerChrysler North America Holding Corp.,
7.20% Unsec. Nts., due 09/01/09	750,000	807,418
Ford Motor Credit Co.,
6.875% Unsec. Nts., due 02/01/06	450,000	456,119
Auto Parts & Equipment - 1.36%
Lear Corp.,
8.11% Sr. Unsec. Nts., due 05/15/09	650,000	703,423
Banks - 1.09%
US Bancorp,
5.10% Sr. Nts., Series N, due 07/15/07	550,000	560,880
Beverages - 2.52%
Coca-Cola Enterprises, Inc.,
5.75% Unsec. Nts., due 11/01/08	750,000	781,379
PepsiCo, Inc.,
3.20% Nts., due 05/15/07	525,000	515,685
Building Materials - .68%
American Standard, Inc.,
7.375% Sr. Unsec. Nts., due 02/01/08	275,000	294,074
7.625% Sr. Unsec. Nts., due 02/15/10	50,000	55,666
Chemicals - 2.23%
Chevron Phillips Chemical Co. LLC,
5.375% Sr. Unsec. Nts., due 06/15/07	550,000	560,288
Lubrizol Corp.,
4.625% Sr. Nts., due 10/01/09	600,000	591,049
Commercial Services - 1.14%
Science Applications International Corp.,
6.25% Nts., due 07/01/12	550,000	585,597
Computers - 3.34%
Computer Sciences Corp.,
3.50% Nts., due 04/15/08	750,000	730,413
Hewlett-Packard Co.,
5.50% Nts., due 07/01/07	525,000	538,780
Lexmark International, Inc.,
6.75% Sr. Unsec. Unsub. Nts., due 05/15/08	430,000	453,607
Diversified Financial Services - 11.17%
CIT Group, Inc.,
5.75% Sr. Nts., due 09/25/07	600,000	617,947
Countrywide Home Loans, Inc.,
5.50% Medium-Term Nts., Series K, due 02/01/07	700,000	713,497
General Electric Capital Corp.,
4.625% Nts., Series A, due 09/15/09	750,000	750,440
General Motors Acceptance Corp.,
7.50% Nts., due 07/15/05	400,000	403,209
Goldman Sachs Group, Inc.,
7.35% Nts., Series B, due 10/01/09	500,000	551,564
Household Finance Corp.,
7.875% Sr. Unsec. Nts., due 03/01/07	525,000	559,237
International Lease Finance Corp.,
5.75% Unsec. Nts., due 10/15/06	525,000	538,413
Merrill Lynch & Co.,
4.00% Nts., Series B, due 11/15/07	525,000	521,768
Morgan Stanley Group, Inc.,
3.625% Sr. Unsec. Nts., due 04/01/08	650,000	634,751

2

National Rural Utilities Cooperative Finance Corp.,
5.75% Unsec. Nts., due 08/28/09	$450,000	$468,645
Electric - 1.96%
Wisconsin Power & Light Co.,
7.00% Unsec. Nts., due 06/15/07	200,000	210,648
7.625% Unsec. Nts., due 03/01/10	140,000	156,603
WPS Resources Corp.,
7.00% Sr. Unsec. Unsub. Nts., due 11/01/09	590,000	644,563
Food - 1.07%
Kraft Foods, Inc.,
4.625% Nts., due 11/01/06	550,000	553,603
Health Care - Services - 1.43%
UnitedHealth Group, Inc.,
4.125% Nts., due 08/15/09	750,000	736,613
Insurance - 3.44%
Berkshire Hathaway Finance Corp.,
4.20% Nts., due 12/15/10	500,000	485,571
Harleysville Group,
5.75% Nts., due 07/15/13	250,000	240,430
Markel Corp.,
6.80% Sr. Nts., due 02/15/13	450,000	482,561
MGIC Investment Corp.,
6.00% Sr. Unsec. Nts., due 03/15/07	550,000	568,152
Media - 1.61%
AT&T Broadband Corp.,
8.375% Unsec. Nts., due 03/15/13	700,000	831,763
Oil & Gas - 3.65%
Conoco, Inc.,
6.35% Nts., due 04/15/09	750,000	798,878
Marathon Oil Corp.,
5.375% Unsec. Nts., due 06/01/07	525,000	535,736
Occidental Petroleum Corp.,
7.375% Sr. Unsec. Nts., due 11/15/08	500,000	546,634
Pharmaceuticals - .62%
AmerisourceBergen Corp.,
8.125% Sr. Nts., due 09/01/08	300,000	321,750
Retail - 4.80%
Costco Wholesale Corp.,
5.50% Sr. Unsec. Nts., due 03/15/07	410,000	420,492
Target Corp.,
5.375% Unsec. Nts., due 06/15/09	700,000	722,217
Tricon Global Restaurants, Inc.,
7.65% Sr. Nts., due 05/15/08	700,000	761,348
Wal-Mart Stores, Inc.,
6.875% Sr. Unsec. Nts., due 08/10/09	525,000	571,937
Software - .99%
First Data Corp.,
4.70% Nts., due 08/01/13	525,000	512,597
Telecommunications - 4.05%
Motorola, Inc.,
8.00% Sr. Unsec. Nts., due 11/01/11	525,000	607,628
Sprint Capital Corp.,
6.125% Sr. Unsec. Unsub. Nts., due 11/15/08	700,000	731,648
Verizon/New England, Inc.,
6.50% Sr. Nts., due 09/15/11	700,000	749,422
Total Corporate Bonds and Notes (cost: $26,660,892)		26,075,205
Total Securities (cost: $50,094,890) - 95.41%		49,211,201
Other Assets and Liabilities, Net - 4.59%		2,368,054
Net Assets - 100.00%		$51,579,255

The accompanying notes are an integral part of these statements of investments.

3

Statements of Investments in Securities and Net Assets	March 31, 2005 (unaudited)

Atlas California Municipal Bond Fund

	principal amount	market value (note 1)
Fixed Rate Bonds and Notes - 90.28%
A B C, Unified School District, Capital Appropriation, FGIC Insured, Series B,
0.00% due 08/01/23	$2,000,000	$780,360
Alameda Corridor Transportation Authority Revenue, AMBAC Insured,
5.25% due 10/01/21	3,000,000	2,134,050
Anaheim Public Financing Authority, Lease Revenue, Public Improvements Project, Series A, FSA Insured,
5.00% due 03/01/37	6,000,000	6,074,400
Anaheim Union High School District, Series A, FSA Insured,
5.375% due 08/01/20	1,000,000	1,120,300
Association of Bay Area Governments, Financing Authority For Nonprofit Corps., Schools of Sacred Heart, Series A,
6.15% due 06/01/15	1,000,000	1,083,190
6.45% due 06/01/30	2,600,000	2,763,618
Bay Area Toll Authority, San Francisco Bay Area, Series D,
5.00% due 04/01/16	1,000,000	1,059,040
Belmont-Redwood Shores, School District, FSA Insured,
5.25% due 09/01/21	1,040,000	1,118,593
Beverly Hills, Unified School District Refunding,
5.50% due 05/01/17	1,000,000	1,129,260
5.50% due 05/01/18	990,000	1,122,779
5.50% due 05/01/20	765,000	869,736
Burbank, Glendale, Pasadena Airport Authority, Airport Revenue Refunding, AMBAC Insured,
6.40% due 06/01/10	2,000,000	2,006,200
Calleguas-Las Virgines Public Financing Authority, Municipal Water District B, MBIA Insured,
5.25% due 07/01/19	1,000,000	1,080,390
Capistrano, Unified School District, School Facilities Improvement District No. 1, Series C, FSA Insured,
5.50% due 08/01/22	1,215,000	1,327,351
Centinella Valley, Unified School District Refunding, Series A, MBIA Insured,
5.25% due 08/01/31	1,000,000	1,082,530
Central Coast Water Authority, Revenue Refunding, State Water Project, Regional Facilities, Series A, AMBAC Insured,
5.00% due 10/01/22	3,250,000	3,373,337
Chaffey Community College District, Series A, FSA Insured,
5.25% due 07/01/17	1,605,000	1,733,015
East Bay Municipal Utility District, Water System Revenue, MBIA Insured,
5.00% due 06/01/26	3,000,000	3,084,690
El Monte, City School District, Election of 1999, Series C,
FGIC Insured, 5.25% due 05/01/29	3,980,000	4,212,551
Elk Grove, Unified School District, Special Tax Refunding, Community Facilities District 1, AMBAC Insured,
6.50% due 12/01/24	1,500,000	1,890,960

1

Foothill/Eastern Corridor Agency, Toll Road Revenue,
MBIA Insured, 0.00% due 01/15/20	$3,000,000	$2,609,790
MBIA Insured, 0.00% due 01/15/23	3,000,000	2,584,290
5.75% due 01/15/40	7,345,000	7,422,343
Fresno, Unified School District, Series B,
MBIA Insured, 5.00% due 02/01/17	1,000,000	1,077,820
Jurupa, Unified School District, FGIC Insured,
5.50% due 08/01/15	1,125,000	1,240,290
Kern High School District Refunding, Series 1990-C, MBIA Insured,
6.25% due 08/01/12	1,200,000	1,411,740
LA Quinta, Redevelopment Agency, Tax Allocation, Project Area #1, AMBAC Insured,
5.00% due 09/01/21	1,000,000	1,042,500
Lodi, Unified School District, MBIA Insured,
5.00% due 08/01/19	2,990,000	3,133,580
5.00% due 08/01/22	4,195,000	4,356,382
Long Beach Harbor Revenue,
MBIA Insured, AMT, 5.25% due 05/15/25	2,000,000	2,046,080
Series B, FGIC Insured, 5.00% due 05/15/17	3,000,000	3,203,640
Long Beach, Bond Finance Authority Revenue, Housing & Gas Utilities Redevelopment,
Series A-1, AMBAC Insured, 5.00% due 08/01/30	2,000,000	2,058,440
Long Beach, Unified School District, Election 1999, Series C, MBIA Insured,
5.00% due 08/01/21	2,245,000	2,336,686
Los Angeles, COP, Sonnenblick Del Rio, AMBAC Insured,
6.00% due 11/01/19	2,000,000	2,259,040
Los Angeles, Department of Airports, Airport Revenue, Los Angeles International Airport, Series B,
5.00% due 05/15/08	1,000,000	1,063,610
Los Angeles, Department of Water and Power Waterworks Revenue,
Series A, 5.125% due 07/01/41	6,500,000	6,625,060
Series B, FSA Insured, 5.125% due 07/01/20	1,500,000	1,600,830
Series C, 5.25% due 07/01/18	2,350,000	2,537,365
Series C, MBIA Insured, 5.25% due 07/01/19	2,500,000	2,689,400
Los Angeles, Harbor Development Revenue,
7.60% due 10/01/18	135,000	167,972
Los Angeles, Unified School District, Series A, MBIA Insured,
5.375% due 07/01/18	1,000,000	1,093,880
Los Banos, Unified School District, Election of 1995, FGIC Insured,
5.00% due 08/01/25	1,005,000	1,035,401
Manhattan Beach, Unified School District, Series A, FGIC Insured,
0.00% due 09/01/16	2,690,000	1,596,945
Maritime Infrastructure Authority, Airport Revenue, San Diego University, Port District Airport, AMBAC Insured, AMT,
5.00% due 11/01/20	9,000,000	9,079,830
Metropolitan Water District of Southern California Waterworks Revenue,
Series A, 5.00% due 03/01/13	2,000,000	2,181,260
Series B-3, 5.00% due 10/01/29	2,500,000	2,593,800
Series B-4, MBIA Insured, 4.50% due 10/01/31	2,000,000	1,939,740
Modesto High School District, Stanislaus County, Capital Appropriation, Series A, FGIC Insured,
0.00% due 08/01/26	4,000,000	1,326,880
Modesto Irrigation District COP, Refunding and Capital Improvement, Series B,
5.30% due 07/01/22	2,775,000	2,776,221
Mt. Diablo, Unified School District, FSA Insured,
5.00% due 08/01/24	1,000,000	1,033,400

2

Napa Valley, Community College District, Election of 2002, Series B, MBIA Insured,
5.00% due 08/01/23	$1,500,000	$1,573,995
Natomas, Unified School District, 1999 Refunding, MBIA Insured,
5.95% due 09/01/21	1,000,000	1,172,060
North Orange County, Community College District, Election of 2002, Series B, FGIC Insured,
5.00% due 08/01/20	1,000,000	1,092,680
Northern California Power Agency Public Power Revenue Refunding, Hydroelectric Project 1, Series A, AMBAC Insured,
7.50% due 07/01/23	50,000	66,800
Oakland Building Authority Lease Revenue, Elihu M. Harris, Series A, AMBAC Insured,
5.00% due 04/01/23	2,330,000	2,391,419
Oakland, Unified School District, Alameda County,
FGIC Insured, 5.25% due 08/01/20	3,000,000	3,219,510
Pacifica, COP, Street Improvement Project, AMBAC Insured,
5.875% due 11/01/29	1,105,000	1,228,075
Palo Alto, Unified School District, Series B,
5.375% due 08/01/18	1,250,000	1,313,112
Pasadena, Electric Revenue, MBIA Insured,
5.00% due 06/01/19	4,625,000	4,845,242
Pomona, Unified School District, Series C, FGIC Insured,
6.00% due 08/01/25	500,000	547,385
Puerto Rico Commonwealth, Public Improvement,
Prerefunded, FSA Insured, 5.125% due 07/01/30	1,230,000	1,336,235
Series A, MBIA Insured, 5.50% due 07/01/13	1,000,000	1,124,640
Series A, MBIA Insured, 5.50% due 07/01/14	1,000,000	1,130,650
Series A, MBIA Insured, 5.00% due 07/01/30	1,200,000	1,267,068
Series C, 6.00% due 07/01/13	2,000,000	2,155,400
Unrefunded, FSA Insured, 5.125% due 07/01/30	770,000	801,732
5.00% due 07/01/27	1,000,000	1,071,490
Puerto Rico, Electric Power Authority, Power Revenue,
Series II, FSA Insured, 5.125% due 07/01/26	3,000,000	3,166,320
Series KK, FSA Insured, 5.50% due 07/01/15	1,000,000	1,133,150
Series PP, FGIC Insured, 5.00% due 07/01/25	2,000,000	2,094,900
Series RR, FGIC Insured, 5.00% due 07/01/35	5,000,000	2,607,825
Series Z, 5.25% due 07/01/21	2,000,000	2,014,720
Puerto Rico, Highway and Transportation Authority, Transportation Revenue, Series A,
5.00% due 07/01/38	3,500,000	3,533,495
Puerto Rico, Infrastructure Financing Authority,
Series A, 5.50% due 10/01/32	1,000,000	1,087,640
Puerto Rico, Public Buildings Authority, Guaranteed Revenue,
Prerefunded, Series D, 5.375% due 07/01/33	3,300,000	3,602,445
Series H, FGIC Insured, 5.25% due 07/01/13	890,000	985,257
Unrefunded, Series D, 5.375% due 07/01/33	1,200,000	1,262,736
Puerto Rico, Public Finance Corp., Commonwealth Appropriation,
Prerefunded, Series E, 5.50% due 08/01/29	1,680,000	1,861,339
Series A, MBIA Insured, 5.50% due 08/01/15	3,000,000	3,323,670
Unrefunded, Series E, 5.50% due 08/01/29	570,000	602,832
Riverside, Community College District, Series A, MBIA Insured,
5.50% due 08/01/29	2,000,000	2,183,740
Rowland, Unified School District, Election of 2000, Series B, MBIA Insured,
5.25% due 08/01/23	2,115,000	2,267,555
Sacramento Municipal Utility Distict, Series K, AMBAC Insured,
5.75% due 07/01/18	2,350,000	2,722,287

3

Sacramento Sanitation District Financing Authority Revenue, AMBAC Insured,
5.00% due 12/01/27	$1,250,000	$1,283,937
Salinas, Unified High School District, Series A, MBIA Insured,
5.375% due 06/01/22	2,830,000	3,063,617
San Bernardino County, COP, Medical Center Financing Project, MBIA Insured,
5.00% due 08/01/28	3,500,000	3,552,990
San Diego, COP,
5.25% due 10/01/28	1,000,000	1,033,890
San Diego, COP, Edgemoor Project & Regulation System,
5.00% due 02/01/29	1,530,000	1,575,441
San Diego, Public Safety Communication Project,
6.50% due 07/15/09	1,525,000	1,730,784
San Diego, Unified School District, Election of 1998, Series D, FGIC Insured,
5.25% due 07/01/19	2,000,000	2,201,380
5.25% due 07/01/25	3,260,000	3,588,249
San Francisco City and County Airport Commission, International Airport Revenue, Issue 23B, Second Series, FGIC Insured,
5.00% due 05/01/24	3,000,000	3,075,720
San Francisco City and County, COP, San Bruno Jail #3, AMBAC Insured,
5.25% due 10/01/33	4,000,000	4,169,720
San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue,
7.40% due 01/01/07	1,000,000	1,079,460
7.50% due 01/01/09	1,000,000	1,141,460
San Jose Library, Parks and Public Safety Projects,
5.00% due 09/01/21	3,830,000	3,988,715
San Jose Redevelopment Agency Tax Allocation, Merged Area Redevelopment Project Refunding, MBIA Insured,
5.00% due 08/01/20	855,000	864,850
San Jose, Unified School District, Santa Clara County, Series A, FSA Insured,
5.00% due 08/01/21	1,745,000	1,816,580
5.00% due 08/01/22	3,700,000	3,842,339
San Mateo County, Joint Powers Authority, Lease Revenue Capital Projects, Series A, FSA Insured,
5.125% due 07/15/32	2,145,000	2,207,226
San Ramon Valley, Unified School District, Election of 2002,
FSA Insured, 5.25% due 08/01/20	1,000,000	1,077,120
Sanger, Unified School District, MBIA Insured,
5.60% due 08/01/23	2,530,000	2,912,612
Santa Ana, Unified School District, MBIA Insured,
5.375% due 08/01/19	1,065,000	1,156,707
Santa Barbara, Revenue COP, Retirement Services,
5.75% due 08/01/20	2,000,000	2,098,900
Santa Clara Valley Transportation Authority, Sales Tax Revenue, MBIA Insured, Series A,
5.00% due 06/01/18	2,000,000	2,102,480
Santa Clara, Unified School District, Election of 1997, MBIA Insured,
5.00% due 07/01/21	1,795,000	1,868,057
Santa Margarita, Dana Point Authority Revenue Refunding, Improvement Districts 3, 3A, 4 and 4A, Series B, MBIA Insured,
7.25% due 08/01/07	500,000	549,985
7.25% due 08/01/13	2,000,000	2,485,040
South Whittier, Elementary School District, Capital Appropriation, Series A, FGIC Insured,
0.00% due 08/01/13	500,000	352,960
0.00% due 08/01/14	250,000	166,815
Southwestern Community College, MBIA Insured,
5.00% due 08/01/25	1,220,000	1,286,490

4

State Department of Veteran Affairs, Home Purchase Revenue, Series A, AMBAC Insured,
5.35% due 12/01/27	$2,000,000	$2,069,080
State Department of Water Resources, Power Supply Revenue, Central Valley Project,
Series A, 5.375% due 05/01/22	4,500,000	4,814,415
Series AC, MBIA Insured, 5.00% due 12/01/27	1,000,000	1,039,580
Series W, FSA Insured, 5.125% due 12/01/29	2,000,000	2,071,180
State Educational Facilities Authority Revenue Refunding,
California Institute of Technology, 5.00% due 10/01/32	1,000,000	1,027,340
College of Arts, 5.75% due 06/01/25	2,000,000	2,062,560
Dominican University, 5.75% due 12/01/30	1,000,000	1,037,870
Loyola Marymount University, MBIA Insured, 5.00% due 10/01/22	700,000	726,565
Lutheran University, Series C, 5.00% due 10/01/24	1,215,000	1,234,294
Occidental College, Series A, MBIA Insured, 5.00% due 10/01/33	1,800,000	1,867,032
Pepperdine University, 5.75% due 09/15/30	2,000,000	2,157,540
Santa Clara University, MBIA Insured, 5.00% due 09/01/23	3,750,000	4,036,725
Scripps College, 5.00% due 08/01/31	500,000	507,555
Stanford University, Series R, 5.00% due 11/01/21	2,000,000	2,092,020
University of Redlands, FGIC Insured, 5.00% due 06/01/33	2,715,000	2,797,400
University of Southern California, Series C, 5.125% due 10/01/28	2,695,000	2,755,314
State Health Facilities Financing Authority, Revenue Refunding,
Adventist Health System, Series A, 5.00% due 03/01/33	3,000,000	2,982,000
Scripps Health, Series A, MBIA Insured, 5.00% due 10/01/22	500,000	512,945
Stanford Health Care, Series A, FSA Insured, 5.00% due 11/15/23	2,000,000	2,033,520
Stanford Health Care, Series A, FSA Insured, 5.00% due 11/15/28	1,000,000	1,019,070
State Housing Finance Agency Revenue Home Mortgage, Multi-Family Program,
Series B, AMBAC Insured, AMT, 6.05% due 08/01/16	2,000,000	2,100,460
Series K, MBIA Insured, 6.15% due 08/01/16	1,580,000	1,640,941
Series L, MBIA Insured, AMT, 5.55% due 08/01/05	300,000	302,244
State Infrastructure & Economic Development Bank, Revenue Refunding,
Bay Area Toll Bridges, 1st Lien, Series A, FSA Insured, 5.25% due 07/01/21	3,000,000	3,210,570
J. David Gladstone Institute Project, 5.25% due 10/01/34	3,000,000	3,064,110
Kaiser Hospital, Assistance I-Limited Liablity Co., Series A, 5.55% due 08/01/31	3,500,000	3,671,430
Scripps Research Institute, Series A, 5.00% due 07/01/29	2,500,000	2,576,700
YMCA, Metropolitan Los Angeles Project, AMBAC Insured, 5.25% due 02/01/26	2,000,000	2,106,860
State Municipal Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project,
Series A-2, 5.40% due 04/01/25	2,000,000	2,026,500
4.10% due 09/01/14	1,000,000	997,290
State Pollution Control Financing Authority, Pollution Control Revenue,
Southern California Edison Co., 2.00% due 03/01/08	2,000,000	1,978,300
State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series C, AMT,
4.85% due 12/01/27	1,000,000	1,025,370
State Public Works Board, Department of Corrections, Series C,
5.50% due 06/01/23	1,000,000	1,075,500
State Public Works Board, Lease Revenue, Coalinga State Hospital, Series A,
5.125% due 06/01/29	2,000,000	2,055,080

5

State Public Works Board, Lease Revenue, Department of General Services, Butterfield, Series A,
5.25% due 06/01/24	$2,400,000	$2,507,544
State Public Works Board, Lease Revenue, UCLA Replacement Hospital, Series A, FSA Insured,
5.375% due 10/01/17	1,700,000	1,830,781
State Public Works Board, Lease Revenue, Various Univeristy of California Projects, Series C, AMBAC Insured,
5.125% due 09/01/22	1,475,000	1,554,340
State Rural Home Mortgage Finance Authority, Single Family Revenue Refunding, Series C, AMT,
7.50% due 08/01/27	30,000	30,359
State, General Obligation,
Series BH, AMT, 5.60% due 12/01/32	1,000,000	1,003,930
5.00% due 02/01/12	1,650,000	1,771,275
5.00% due 02/01/17	500,000	526,415
5.00% due 07/01/17	5,000,000	5,257,200
5.625% due 05/01/19	400,000	437,912
5.50% due 06/01/20	2,765,000	2,991,288
5.50% due 09/01/24	1,000,000	1,077,180
5.50% due 06/01/25	1,590,000	1,704,862
5.25% due 02/01/28	5,000,000	5,168,700
5.00% due 02/01/32	2,500,000	2,542,275
2.50% due 05/01/33	3,000,000	2,993,220
5.50% due 11/01/33	4,600,000	4,924,346
5.25% due 04/01/34	2,000,000	2,093,420
Statewide Communities Development Authority Revenue,
Daughters of Charity Health, Series A, 5.25% due 07/01/30	2,000,000	2,053,280
Statewide Communities Development Authority,
California Endowment, 5.00% due 07/01/33	3,000,000	3,100,140
COP, 6.00% due 08/01/28	2,000,000	2,080,120
Kaiser Permanente, Series I, 3.45% due 04/01/35	2,000,000	1,929,440
Memorial Health Services, Series A, 5.50% due 10/01/33	2,000,000	2,077,300
Statewide Communities Development Authority, Multi-Family Revenue,
Residential-B, 5.20% due 12/01/29	2,500,000	2,637,400
Torrance, COP,
AMBAC Insured, 5.25% due 06/01/34	3,690,000	3,884,426
Torrance, COP, Refinancing & Public Improvement Project, Series A,
5.00% due 06/01/34	1,310,000	1,341,859
Turlock Irrigation District Revenue Refunding, Series A, MBIA Insured,
6.00% due 01/01/10	500,000	562,385
University of California Revenue, Systemwise, Series A, AMBAC Insured,
5.00% due 11/01/25	2,000,000	2,088,520
University of California Revenue, UCLA Medical Center,
5.25% due 05/15/30	1,250,000	1,312,263
University of California, Multi-Purpose Projects, Series M, FGIC Insured,
5.125% due 09/01/21	5,440,000	5,747,034
University of Puerto Rico University System Revenue Bonds, COP, Series O, MBIA Insured,
5.375% due 06/01/30	1,000,000	1,013,510
Upland, COP, San Antonio Community Hospital,
5.00% due 01/01/18	2,745,000	2,745,000
Upland, Unified School District, Capital Appropriation, Election of 2000, FSA Insured,
5.125% due 08/01/25	1,000,000	1,049,820
Vallejo Unified School District, Series A, MBIA Insured,
5.90% due 02/01/17	1,000,000	1,160,030

6

West Contra Costa Healthcare District, COP, AMBAC Insured,
5.50% due 07/01/29	$3,000,000	$3,230,610
Westside Unified School District Refunding, Series C, AMBAC Insured,
6.00% due 08/01/14	300,000	350,100
Total Fixed Rate Bonds and Notes (cost: $360,667,447)		375,685,137

Variable Rate Demand Notes * - 11.46%
Irvine, Improvement Board Act of 1915,
Assessment District 85-7-I, 2.28% due 09/02/11	1,000,000	1,000,000
Assessment District 87-8, 2.20% due 09/02/24	800,000	800,000
Assessment District 94-15, 2.28% due 09/02/20	1,000,000	1,000,000
Assessment District 97-16, 2.28% due 09/02/22	600,000	600,000
Irvine, Unified School District,
2.28% due 09/01/38	600,000	600,000
2.28% due 09/01/39	500,000	500,000
Los Angeles, Community Development, COP, Willowbrook Project,
2.25% due 11/01/15	1,400,000	1,400,000
Los Angeles, Community Redevelopment Agency, Multi-Family Housing Revenue, Academy Village Apartments, Series A,
2.28% due 10/01/19	500,000	500,000
Los Angeles, Housing Authority, Multi-Family Housing Revenue, Malibu Meadows Project, Series B,
2.30% due 04/15/28	3,200,000	3,200,000
Los Angeles, Unified School District, COP, Belmont Learning Complex, Series A,
2.22% due 12/01/17	1,300,000	1,300,000
M-S-R Public Power Agency, San Juan Project Revenue, Sub-Lien, Series E,
2.23% due 07/01/22	3,500,000	3,500,000
Orange County, Apartment Development Revenue,
Aliso Creek Project, Series B, 2.20% due 11/01/22	2,295,000	2,295,000
Capistrano Pointe, Series A, 2.30% due 12/01/29	1,000,000	1,000,000
Orange County, Improvement Board Act of 1915,
2.28% due 09/02/33	500,000	500,000
Pittsburg, Redevelopment Agency, Tax Allocation, Los Medanos Community, Series A,
2.18% due 09/01/35	700,000	700,000
Riverside County Housing Authority, Multi-Family Housing Mortgage Revenue, Mountain View Apartments, Series A,
2.09% due 08/01/25	1,075,000	1,075,000
San Francisco, City & County Redevelopment Agency, Multi-Family Revenue, Fillmore Center Project, Series A-1,
2.14% due 12/01/17	1,000,000	1,000,000
Southern California Public Power Authority, Transmission Project Revenue Refunding, Southern Transmission, Series A,
2.23% due 07/01/23	1,800,000	1,800,000
State Department of Water Resources, Power Supply Revenue,
Series B-5, 2.24% due 05/01/22	400,000	400,000
Series B-6, 2.28% due 05/01/22	700,000	700,000
State Economic Recovery, Series C-6,
2.28% due 07/01/23	3,000,000	3,000,000
State Health Facilities Financing Authority, Revenue Refunding,
Scripps Health, Series A, 2.18% due 10/01/22	1,900,000	1,900,000
Scripps Memorial Hospital, Series B, 2.18% due 10/01/21	700,000	700,000
Scripps Memorial Hospital, Series B, MBIA Insured, 2.00% due 12/01/15	700,000	700,000

7

State Pollution Control Financing Authority, Pollution Control Revenue,
Pacific Gas & Electric Corp., Series C, 2.30% due 11/01/26	$6,740,000	$6,740,000
State, General Obligation,
2.13% due 05/01/33	300,000	300,000
2.28% due 05/01/33	1,400,000	1,400,000
State, General Obligation, Kindergarten University,
Series A, 2.25% due 05/01/34	2,400,000	2,400,000
Series B, 2.25% due 05/01/34	2,200,000	2,200,000
Statewide Communities Development Authority Revenue,
Motion Picture & TV Fund, Series A, 2.04% due 03/01/31	1,075,000	1,075,000
Statewide Communities Development Authority, Pollution Control Revenue, Chevron USA, Inc. Project,
2.25% due 05/15/24	3,200,000	3,200,000
Tahoe Forest, Hospital District Revenue,
2.26% due 07/01/33	200,000	200,000
Total Variable Rate Demand Notes * (cost: $47,685,000)		47,685,000
Total Securities (cost: $408,352,447) - 101.74%		423,370,137
Other Assets and Liabilities, Net - (1.74)%		(7,235,502)
Net Assets - 100.00%		$416,134,635

The accompanying notes are an integral part of these statements of investments.

8

Statements of Investments in Securities and Net Assets	March 31, 2005 (unaudited)

Atlas National Municipal Bond Fund

		market value
	principal amount	(note 1)
Fixed Rate Bonds and Notes - 86.88%
A B C California, Unified School District, Capital Appropriation,
Series B, FGIC Insured, 0.00% due 08/01/24	$1,715,000	$629,714
Agua Caliente Band Cahuilla Indians, California Revenue,
6.00% due 07/01/18	1,000,000	1,028,360
Alabama State Docks Department, Docks Facilities Revenue,
MBIA Insured, AMT, 6.10% due 10/01/13	1,000,000	1,059,540
Anchorage, Alaska, Electric Utility Revenue Refunding,
Senior Lien, MBIA Insured, 8.00% due 12/01/10	985,000	1,206,832
Augusta, Georgia, Water & Sewer Revenue,
FSA Insured, 5.25% due 10/01/39	1,000,000	1,053,820
Boulder County, Colorado, Development Revenue, University Corp. for Atmospheric Research,
MBIA Insured, 5.00% due 09/01/27	1,880,000	1,935,065
Broward County, Florida, Resource Recovery Revenue, Wheelabrator South Broward Project,
Series A, 4.50% due 06/01/11	400,000	411,040
Burke County, Georgia, Development Authority Pollution Control Revenue,
Georgia Power Co., 4.75% due 05/01/34	315,000	308,662
Burlington, Kansas, Pollution Control Revenue, Kansas Gas & Electric Co. Project,
Series A, MBIA Insured, 5.30% due 06/01/31	500,000	528,590
Calcasieu Parish, Louisiana, Public Trust Authority, Student Lease Revenue, McNeese Student Housing Project,
MBIA Insured, 5.25% due 05/01/33	1,295,000	1,357,587
California Statewide Communities Development Authority, Daughters of Charity Health System,
5.25% due 07/01/25	1,000,000	1,029,490
California, Department of Water Resources, Power Supply Revenue, Series A,
5.375% due 05/01/22	1,000,000	1,069,870
California, Educational Facilities Authority Revenue Refunding,
Santa Clara University, MBIA Insured, 5.00% due 09/01/23	1,000,000	1,076,460
California, General Obligation,
5.00% due 07/01/17	1,500,000	1,577,160
5.00% due 10/01/22	700,000	722,071
5.00% due 02/01/32	500,000	508,455
5.50% due 11/01/33	1,200,000	1,284,612
Castle Rock, Colorado, Golf Enterprise Revenue,
5.10% due 12/01/22	1,000,000	1,000,000
Charles City County, Virginia, Industrial Development Authority, Waste Management Virginia, Inc. Project,
AMT, 4.875% due 02/01/09	1,000,000	1,027,750
Chatham County, Georgia, Hospital Authority Revenue,
Memorial Health Medical Center, Series A, 6.125% due 01/01/24	1,000,000	1,079,850
Chesterfield County, Virginia, Industrial Development Authority, Pollution Control Revenue,
Virginia Electric and Power Co., 5.875% due 06/01/17	1,500,000	1,615,605

1

Chicago, Illinois, Metropolitan Water Reclamation District, Greater Chicago Capital Improvement,
7.25% due 12/01/12	$1,500,000	$1,846,560
Colorado Department of Transportation, Revenue Anticipation Notes,
Series A, MBIA Insured, 5.25% due 06/15/10	1,000,000	1,088,230
Colorado Educational & Cultural Facilities Authority Revenue,
Nashville Public Radio, 5.50% due 04/01/11	410,000	435,334
Nashville Public Radio, 5.875% due 04/01/22	1,000,000	1,053,560
Regis University Project, 5.00% due 06/01/24	1,695,000	1,717,272
Colorado Health Facilities Authority,
Evangelical Lutheran Project, Series A, 5.25% due 06/01/34	1,300,000	1,317,654
Vail Valley Medical Center Project, 5.75% due 01/15/22	1,770,000	1,853,774
Colorado Housing Finance Authority, Single Family Program,
Senior Series, AMT, 7.40% due 11/01/27	75,000	76,428
Colorado Public Highway Authority, E-470, Capital Appropriation,
Senior Series B, MBIA Insured, 0.00% due 09/01/21	2,000,000	886,220
Colorado Public Highway Authority, E-470, Colorado Revenue,
MBIA Insured, 0.00% due 09/01/17	1,900,000	1,458,668
Colorado Springs, Colorado, Utilities System Revenue,
Sub-Lien Improvement, Series A, 5.00% due 11/15/33	1,000,000	1,024,580
Colorado, South Suburban Parks & Recreation District Revenue,
AMBAC Insured, 5.375% due 09/15/18	2,160,000	2,337,228
Connecticut State Health & Educational Facilities Authority Revenue,
5.125% due 07/01/27	2,700,000	2,792,691
Connecticut State, General Obligation,
5.25% due 06/01/18	1,000,000	1,109,100
Conway, Arkansas, Public Facilities Board, Capital Improvement Revenue, Hendrix College Project,
Series A, 5.00% due 10/01/26	1,000,000	1,013,100
Series B, 4.75% due 10/01/30	500,000	499,265
Cook County, Illinois,
MBIA Insured, 7.25% due 11/01/07	620,000	644,378
Curators University of Missouri, System Facility Revenue,
Series A, 5.00% due 11/01/21	1,000,000	1,048,390
Cuyahoga, Ohio, Refunding Revenue Bonds,
Series A, 5.50% due 01/01/29	1,000,000	1,052,010
Dallas-Fort Worth, Texas, International Airport Revenue, Refunding and Improvement,
Series A, FGIC Insured, AMT, 5.50% due 11/01/31	1,500,000	1,564,620
Denver, City and County Airport Revenue,
Series B, 5.00% due 11/15/33	1,000,000	1,023,150
Detroit, Michigan, City School District, School Building & Site Improvement,
Series A, FGIC Insured, 5.50% due 05/01/15	1,000,000	1,106,330
El Paso County School District No. 20,
FGIC Insured, 5.50% due 12/15/23	1,000,000	1,098,750
Escambia, Florida, Health Facilities Authority Revenue, Ascension Health Credit,
Series A, 5.25% due 11/15/11	1,000,000	1,080,980
Foothill/Eastern Corridor Agency, Toll Road Revenue,
5.75% due 01/15/40	2,000,000	2,021,060
Garden State, Preservation Trust of New Jersey, Open Space & Farmland 2005, Series A,
5.80% due 11/01/19	1,000,000	1,118,390
5.80% due 11/01/23	1,000,000	1,101,170
Illinois Finance Authority, Gas Supply Revenue,
People’s Gas, Light & Coke Co., Series A, AMBAC Insured, 4.30% due 06/01/35	500,000	491,100

2

Illinois State General Obligation,
FSA Insured, 5.375% due 05/01/13	$2,000,000	$2,197,380
Interlocken Metro District, Colorado,
Series C, 0.00% due 12/15/25	1,500,000	472,515
Jefferson County, Alabama, Limited Obligation Reserve Bond Warrants,
Series A, 5.00% due 01/01/24	1,000,000	1,017,660
Jefferson County, Colorado, School District,
No. R-001, Series A, FSA Insured, 5.00% due 12/15/17	1,000,000	1,076,400
Jones County, Mississippi, Hospital Revenue,
South Central Regional Medical Center, 5.50% due 12/01/17	250,000	250,967
Kern, California, High School District,
Series 1990-C Election, MBIA Insured, 6.25% due 08/01/10	545,000	627,033
Lakota, Ohio, Local School District,
AMBAC Insured, 7.00% due 12/01/09	1,740,000	2,007,038
Larimer County, Colorado,
School District No. R-001, MBIA Insured, 5.50% due 12/15/23	1,000,000	1,123,520
Lee County, Florida, Airport Revenue,
Series A, FSA Insured, AMT, 5.875% due 10/01/19	2,000,000	2,194,400
Long Island Power Authority, New York, Electric System Revenue,
5.00% due 06/01/08	1,500,000	1,579,380
Maricopa County, Arizona, Unified School District 69,
Paradise Valley Refunding, MBIA Insured, 6.35% due 07/01/10	600,000	683,358
Maryland State Health & Higher Educational Facilities Authority Revenue,
John Hopkins University, Series A, 5.00% due 07/01/33	1,000,000	1,031,310
Massachusetts State Housing Finance Agency,
Series F, MBIA Insured, 5.125% due 12/01/34	100,000	99,389
Massachusetts State Industrial Finance Agency Revenue,
5.65% due 10/01/18	500,000	522,345
Metropolitan Pier & Exposition Authority, Illinois, Dedicated State Tax Revenue, McCormick Place Expansion Project,
Capital Appropriation, FGIC Insured, 0.00% due 06/15/29	4,000,000	1,149,080
Prerefunded, Series A, 7.25% due 06/15/05	35,000	35,353
Prerefunded, Series A, 7.25% due 06/15/05	105,000	106,065
Prerefunded, Series A-2002, 7.25% due 06/15/05	105,000	106,063
Unrefunded Balance, Series A-2002, 7.25% due 06/15/05	5,000	5,048
Metropolitan Transportation Authority, New York, Service Contract,
Series A, 5.75% due 01/01/18	1,000,000	1,134,780
Series A, 5.125% due 01/01/29	1,000,000	1,028,880
Metropolitan Transportation Authority, New York, Transportation Facilities Revenue,
Series 8, 5.375% due 07/01/21	1,000,000	1,112,830
Mississippi Higher Education Assistance Corp., Student Loan Revenue,
Series C, AMT, 6.05% due 09/01/07	135,000	135,206
Mississippi Hospital Equipment & Facilities Authority Revenue,
Baptist Memorial Hospital, Series B-1, 5.00% due 09/01/24	1,000,000	1,013,460
Monroe County, Pennsylvania, Hospital Authority Revenue,
Pocono Medical Center, 6.00% due 01/01/43	1,000,000	1,041,300
Nevada Housing Division, Single Family Mortgage,
Series C, AMT, 6.60% due 04/01/14	95,000	96,469
New Hampshire State Business Financing Authority, Pollution Control Revenue,
Central Maine Power Co., 5.375% due 05/01/14	1,300,000	1,371,396

3

New York City, New York, General Obligation,
Prerefunded, Series L, 5.75% due 08/01/12	$220,000	$236,214
Series A, 6.25% due 03/01/15	335,000	339,191
Series F, 6.00% due 08/01/11	500,000	525,970
Series I, 5.875% due 03/15/14	500,000	522,885
Unrefunded, Series L, 5.75% due 08/01/12	280,000	297,170
New York City, New York, Municipal Water Finance Authority, Water & Sewer Systems Revenue,
Prerefunded, Series B, 6.00% due 06/15/33	625,000	710,244
Unrefunded, Series B, 6.00% due 06/15/33	375,000	423,495
New York City, New York, Transitional Financing Authority Revenue, Future Tax Secured,
Series B, 5.00% due 05/01/30	1,000,000	1,028,550
New York State Highway Authority, Service Contract Revenue, Local Highway and Bridge,
Prerefunded, 5.00% due 04/01/17	205,000	217,466
Unrefunded, 5.00% due 04/01/17	795,000	826,204
North Carolina, Eastern Municipal Power Agency, Power System Revenue,
Series C, 5.375% due 01/01/17	1,000,000	1,047,310
Series D, 5.125% due 01/01/23	500,000	507,465
North Carolina, Municipal Power Agency,
Series B, 6.375% due 01/01/08	1,000,000	1,078,500
North Carolina, State Facilities Financing Agency Revenue,
Duke University Project, Series A, 5.125% due 07/01/42	2,000,000	2,048,640
Phoenix, Arizona, Civic Improvement Corp., Water System Revenue,
FGIC Insured, 5.25% due 07/01/18	1,000,000	1,105,800
Pinal County, Arizona, Unified School District 43,
Apache JCT, Series A, FGIC Insured, 6.80% due 07/01/09	425,000	483,616
Port of Seattle, Washington, Revenue,
Series B, MBIA Insured, AMT, 5.625% due 02/01/24	1,000,000	1,069,270
Puerto Rico Commonwealth, Public Improvement,
Series A, FGIC Insured, 5.50% due 07/01/18	2,000,000	2,292,760
Series A, MBIA Insured, 5.50% due 07/01/14	500,000	565,325
Series C, 6.00% due 07/01/13	1,000,000	1,077,700
Puerto Rico, Electric Power Authority, Power Revenue,
Series Z, 5.25% due 07/01/21	1,000,000	1,007,360
Puerto Rico, Infrastructure Financing Authority,
Series A, 5.50% due 10/01/32	1,000,000	1,087,640
Puerto Rico, Public Buildings Authority Revenue, Government Facilities,
Prerefunded, Series D, 5.25% due 07/01/27	730,000	791,189
Unrefunded, Series D, 5.25% due 07/01/27	270,000	282,390
Regional Transportation District, Colorado, Sales Tax Revenue,
Series A, 5.00% due 11/01/20	1,000,000	1,060,730
Rhode Island Health & Educational Building Corp. Revenue, Higher Education Facility,
Salve Regina University, 5.125% due 03/15/32	1,500,000	1,531,605
Sales Tax Asset Receivable Corporation, New York,
Series A, AMBAC Insured, 5.00% due 10/15/32	1,000,000	1,037,630
Salt River Project, Arizona, Agricultural Improvement and Power District,
Series A, 5.00% due 01/01/22	1,150,000	1,203,843
Steubenville, Ohio Hospital Revenue, Facilities Refunding and Improvement,
Trinity Health System, 6.50% due 10/01/30	1,750,000	1,934,100
Superior, Wisconsin, Limited Obligation Revenue Refunding, Midwest Energy Resources,
Series E, FGIC Insured, 6.90% due 08/01/21	500,000	642,315
Tallassee, Alabama, Industrial Development Board Revenue Refunding,
Dow United Technologies Corp., Series B, 6.10% due 08/01/14	1,000,000	1,062,760

4

Tucson, Arizona, Water Revenue,
FGIC Insured, 5.50% due 07/01/17	$2,250,000	$2,477,790
University of California Revenue, Multiple Purpose Projects,
Series M, FGIC Insured, 5.125% due 09/01/22	1,000,000	1,053,790
University of Colorado, COP, Master Lease Purchase Agreement,
Series A, AMBAC Insured, 5.00% due 06/01/33	1,000,000	1,024,860
Virginia College, Educational Facilities Revenue,
Hampton University Project, 5.00% due 04/01/18	1,300,000	1,333,111
Washington State Public Power Supply, Series A,
Prerefunded, 7.25% due 07/01/06	470,000	496,381
Unrefunded, 7.25% due 07/01/06	30,000	31,628
Total Fixed Rate Bonds and Notes (cost: $108,352,964)		113,052,047

Variable Rate Demand Notes * - 17.53%
Anchorage, Alaska, Higher Education Revenue,
Alaska Pacific University, 2.31% due 07/01/17	390,000	390,000
Brooklyn Center, Minnesota Revenue,
Brookdale Corp. II Project, 2.34% due 12/01/14	200,000	200,000
California Pollution Control Financing Authority, Pollution Control Revenue,
Pacific Gas & Electric Corp., Series C, 2.30% due 11/01/26	1,200,000	1,200,000
Clarksville, Tennessee, Public Building Authority Revenue, Tennessee Municipal Bond Fund,
2.22% due 07/01/31	1,300,000	1,300,000
Gainesville & Hall County, Georgia, Development Authority Revenue, Senior Living Facilities,
Lanier Village Estates, Series C, 2.26% due 11/15/30	900,000	900,000
Harris County, Texas, Health Facilities Development Corp., Hospital Revenue,
Texas Children’s Hospital, Series B-1, 2.24% due 10/01/29	1,600,000	1,600,000
Illinois Health Facilities Authority Revenue,
Resurrection Healthcare Corp., Series A, 2.31% due 05/15/29	1,900,000	1,900,000
Iowa, Finance Authority Revenue,
Wheaton Franciscan Services, Series A, MBIA Insured, 2.28% due 08/15/12	400,000	400,000
Jackson County, Mississippi, Port Facility Revenue,
Chevron USA, Inc. Project, 2.23% due 06/01/23	1,200,000	1,200,000
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue,
Baptist Healthcare System, Series C, 2.22% due 08/15/31	2,300,000	2,300,000
Massachusetts State Health & Educational Facilities Authority Revenue,
Capital Asset Program, Series C, 2.29% due 07/01/10	1,900,000	1,900,000
Miami, Florida, Health Facilities Authority, Health Facilities Revenue,
Mercy Hospital Project, 2.30% due 08/01/20	100,000	100,000
North Central, Texas, Health Facility Development Corp. Revenue,
Methodist Hospitals of Dallas, Series B, 2.30% due 10/01/15	1,800,000	1,800,000
Port of Port Arthur, Texas, Navigation District,
Texaco, Inc. Project, 2.23% due 10/01/24	600,000	600,000
Rhode Island Health & Educational Building Corp. Revenue,
St. Mary Academy, 2.22% due 12/01/31	400,000	400,000
Sarpy County, Nebraska, Health Facilities Revenue,
Immanuel Retirement Communities, Series B, 2.31% due 07/01/30	1,050,000	1,050,000

5

Signal Mountain, Tennessee, Health Educational & Housing Facility Board Revenue,
Alexian Village, 1.85% due 01/01/28	$600,000	$600,000
Southwest Higher Education Authority, Inc.,
Southern Methodist University, 2.29% due 07/01/15	805,000	805,000
Tulsa County, Oklahoma, Industrial Authority Revenue,
Montercau, Series A, 2.30% due 07/01/32	3,765,000	3,765,000
Washington, Housing Financing Nonprofit Housing Revenue,
Golden Sands Project, 2.33% due 07/01/29	200,000	200,000
Wisconsin, Health & Educational Facilities Authority Revenue,
Wheaton Franciscan Services, 2.30% due 08/15/16	200,000	200,000
Total Variable Rate Demand Notes * (cost: $22,810,000)		22,810,000
Total Securities (cost: $131,162,964) - 104.41%		135,862,047
Other Assets and Liabilities, Net - (4.41)%		(5,732,944)
Net Assets - 100.00%		$130,129,103

The accompanying notes are an integral part of these statements of investments.

6

Statements of Investments in Securities and Net Assets	May 9, 2005 (unaudited)

Atlas Strategic Income Fund

	principal amount	market value
	or units (i & j)	(note 1)

Asset-Backed Securities - 2.39%
Automobile - 1.77%
AESOP Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 2.91% due 04/20/09 (a) (c) (f)	$70,000	$70,000
Bank One Auto Securitization Trust, Automobile Receivables,
Series 2003-1, Cl. A2, 1.29% due 08/21/06	34,101	34,042
BMW Vehicle Owner Trust, Automobile Loan Certificates,
Series 2004-A, Cl. A2, 1.88% due 10/25/06	187,000	186,400
Series 2005-A, Cl. A2, 3.66% due 12/26/07	270,000	269,672
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
Series 2004-2, Cl. A3, 3.58% due 01/15/09	250,000	245,856
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2002-A, Cl. A4, 4.24% due 09/15/08	48,494	48,703
Daimler Chrysler Auto Trust, Automobile Loan Pass-Through Certificates,
Series 2001-D, Cl. A4, 3.78% due 02/06/07	47,478	47,552
Series 2002-A, Cl. A4, 4.49% due 10/06/08	90,829	91,273
Series 2003-B, Cl. A2, 1.61% due 07/10/06	144,140	143,933
Series 2004-B, Cl. A2, 2.48% due 02/08/07 (f)	96,647	96,391
Series 2004-C, Cl. A2, 2.62% due 06/08/07	350,000	348,261
Series 2005-A, Cl. A2, 3.17% due 09/08/07 (f)	310,000	308,837
Ford Credit Auto Owner Trust, Automobile Installment Sales,
Series 2004-A, Cl. A2, 2.13% due 10/15/06	352,927	351,549
Series 2005-A, Cl. A3, 3.48% due 11/15/08	190,000	188,208
Honda Auto Receivables Owner Trust, Automobile Receivables Obligations,
Series 2003-3, Cl. A2, 1.52% due 04/21/06	56,868	56,786
Series 2003-4, Cl. A2, 1.58% due 07/17/06	121,156	120,880
Series 2005-1, Cl. A2, 3.21% due 05/21/07 (f)	120,000	119,611
Household Automotive Trust, Automobile Loan Certificates,
Series 2003-2, Cl. A2, 1.56% due 12/18/06	32,423	32,374
M&I Auto Loan Trust, Automobile Loan Certificates,
Series 2002-1, Cl. A3, 2.49% due 10/22/07	57,084	57,018
Series 2003-1, Cl. A2, 1.60% due 07/20/06	42,308	42,265
National City Auto Receivables Trust,
Series 2004-A, Cl. A2, 1.50% due 02/15/07	117,922	117,519

Nissan Auto Lease Trust, Auto Lease Obligations,
Series 2004-A, Cl. A2, 2.55% due 01/15/07	$160,000	$159,143
Nissan Auto Receivables Owner Trust, Auto Receivable Nts.,
Series 2002-A, Cl. A4, 4.28% due 10/16/06	31,758	31,817
Series 2004-A, Cl. A2, 1.40% due 07/17/06	133,406	132,885
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed Obligations,
Series 2002-B, Cl. A4, 4.39% due 05/15/09	371,105	372,616
USAA Auto Loan Grantor Trust, Automobile Loan Asset-Backed Nts.,
Series 2002-1, Cl. A3, 2.41% due 10/16/06	18,358	18,346
Series 2004-1, Cl. A2, 1.43% due 09/15/06	278,665	277,849
Series 2004-2, Cl. A2, 2.41% due 02/15/07	220,000	219,290
Series 2004-3, Cl. A2, 2.79% due 06/15/07	160,000	159,221
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities,
Series 2005-A, Cl. A2, 3.52% due 04/20/07	200,000	199,650
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivables,
Series 2003-2, Cl. A2, 1.55% due 06/20/06	58,854	58,741
Series 2004-A, Cl. A2, 2.47% due 01/22/07	210,000	208,884
Wachovia Auto Owner Trust, Automobile Receivables Nts.,
Series 2004-B, Cl. A2, 2.40% due 05/21/07	160,000	159,208
Whole Auto Loan Trust, Automobile Loan Receivables,
Series 2002-1, Cl. A3, 2.60% due 08/15/06	153,330	153,178
Series 2003-1, Cl. A2A, 1.40% due 04/15/06	55,182	55,107
Series 2004-1, Cl. A2A, 2.59% due 05/15/07	200,000	198,807
Home Equity - .37%
Centex Home Equity, Home Equity Mtg. Obligations,
Series 2004-A, Cl. AF1, 2.03% due 06/25/19	25,672	25,607
Series 2004-D, Cl. AF1, 2.98% due 06/26/06 (e) (f)	95,254	94,638
Series 2005-B, Cl. AF1, 4.05% due 03/26/35 (e) (f)	80,000	80,000
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity Mtg. Obligations,
Series 2002-4, Cl. 1A3, 3.44% due 04/25/23	13,220	13,193
Series 2003-3, Cl. 1A2, 1.93% due 05/25/18	34,487	34,411
Series 2003-4, Cl. 1A2, 2.138% due 07/25/18	151,820	151,277
Series 2003-5, Cl. 1A2, 2.451% due 11/25/18	50,000	49,662
Series 2004-1, Cl. IIA1, 2.96% due 09/25/21 (c)	45,450	45,450
CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized Mtg. Obligations,
Series 2003-3, Cl. AF1, 2.97% due 08/25/33 (c)	31,816	31,817
Equity One ABS, Inc., Home Equity Mtg. Obligations,
Series 2004-3, Cl. AF2, 3.799% due 07/25/34	40,000	39,578
Option One Mortgage Loan Trust,
Series 2004-3, Cl. A2, 3.00% due 11/25/34 (c) (f)	82,412	82,425
Popular Asset-Backed Securities, Home Equity Pass-Through Certificates,
Series 2004-5, Cl. AF2, 3.735% due 11/10/34 (f)	70,000	69,123
Series 2005-1, Cl. AF2, 3.914% due 05/25/35	50,000	49,297
Series 2005-2, Cl. AF2, 4.415% due 04/25/35	80,000	80,000
Wells Fargo Home Equity, Home Equity Loan Asset-Backed Certificates,
Series 2004-2, Cl. AI1B, 2.94% due 02/25/18	287,895	285,461
Other ABS - .25%
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66% due 09/29/06 (a) (f)	180,000	178,634

Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2001-A6, Cl. A6, 5.65% due 06/16/08	$230,000	$234,583
Series 2002-A3, Cl. A3, 4.40% due 05/15/07	220,000	220,350
Embarcadero Aircraft Securitization Trust, Airplane Collateral Obligations,
Series 2000-A, Cl. B, 3.91% due 08/15/25 (a) (b) (c) (f) (r)	455,016	2,275
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50% due 01/15/08	117,094	116,714
NC Finance Trust, Collateralized Mtg. Obligations,
Series 1999-1, Cl. D, 8.75% due 01/25/29 (f)	54,708	14,600

Total Asset-Backed Securities (cost: $7,813,078)		7,280,967

Mortgage-Backed Obligations - 14.69%
Commercial MBS - 1.88%
Banc of America Funding Corp.,
Series 2004-2, Cl. 2A1, 6.50% due 07/20/32	310,897	315,363
Bank of America Mtg. Securities, Collateralized Mtg. Obligations,
Series 2004-6, Cl. A3, 4.512% due 12/10/42	190,000	185,749
Series 2004-8, Cl. 5A1, 6.50% due 05/25/32	230,495	236,833
Series 2004-G, Cl. 2A1, 2.469% due 08/25/34	76,517	76,366
Bank of America Mtg. Securities, Commercial Mtg. Pass-Through Certificates,
Series 2004-E, Cl. 2A9, 3.712% due 06/25/34	158,142	158,162
Bear Stearns Commercial Mtg. Securities, Inc., Collateralized Mtg. Obligations,
Series 2005-PWR7, Cl. A2, 4.945% due 02/11/41	90,000	90,141
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations,
Series 2004-J9, Cl. 1A1, 3.03% due 10/25/34 (c)	196,746	196,837
Series 2005-J1, Cl. 3A1, 6.50% due 08/25/32	327,721	334,370
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. D, 7.68% due 04/29/39 (a) (c) (f)	99,954	100,547
First Union/Lehman Brothers/Bank of America, Commercial Mtg. Pass-Through Certificates,
Series 1998-C2, Cl. A2, 6.56% due 11/18/35	150,000	158,027
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2005-C1, Cl. A3, 4.578% due 06/10/48	80,000	78,535
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-C1, Cl. A3, 6.869% due 07/15/29	95,485	99,926
Series 2004-C3, Cl. A4, 4.547% due 12/10/41	120,000	117,674
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through Certificates,
Series 2005-GG3, Cl. A2, 4.305% due 08/10/42	170,000	167,384
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations,
Series 2004-C1, Cl. A1, 3.659% due 10/10/28 (c)	138,648	134,818
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations,
Series 2004-12, Cl. 3A1, 4.513% due 12/25/34 (c) (f)	276,791	276,284
Master Alternative Loan Trust, Collateralized Pass-Through Certificates,
Series 2004-6, Cl. 10A1, 6.00% due 07/25/34	349,433	357,315
Mirant Mid-Atlantic LLC, Mortgage Related Pass-Through Certificates,
Sec. Nts., Series A 8.625% due 06/30/12	131,721	146,210

Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1996-C1, Cl. F, 7.442% due 02/15/28 (a) (c)	$97,137	$90,592
Series 1997-XL1, Cl. G, 7.695% due 10/03/30 (a)	60,000	40,974
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59% due 03/15/30	170,000	180,078
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2,
7.306% due 10/06/15 (a)	191,000	214,647
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1996-C1, Cl. F, 8.421% due 01/20/28 (c) (f)	250,000	205,781
Structured Asset Securities Corp., Collateralized Mtg. Obligations,
Series 2005-4XS, Cl. 3A1, 5.18% due 03/25/35 (e)	414,850	417,557
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations,
Series 2005-C16, Cl. A2, 4.38% due 10/15/41	260,000	256,353
Series 2005-C17, Cl. A2, 4.782% due 03/15/42	280,000	280,328
Wells Fargo, Mortgage Related Pass-Through Certificates,
Series 2004-DD, Cl. 2A1, 4.927% due 01/25/35 (c)	385,178	385,555
Series 2004-N, Cl. A10, 3.803% due 08/25/34 (f)	281,793	282,239
Series 2004-W, Cl. A2, 4.641% due 11/25/34 (c)	141,958	141,810
Government-Sponsored Enterprises - 12.72%
Fannie Mae,
Unsec. Bonds, 7.25% due 05/15/30	270,000	348,016
Unsec. Nts., 1.80% due 05/27/05	560,000	558,929
Unsec. Nts., 4.25% due 07/15/07	1,270,000	1,274,233
Unsec. Nts., 6.625% due 09/15/09	715,000	776,800
5.00% due 02/01/18	268,478	268,719
5.00% due 04/01/18 (n)	2,596,000	2,593,565
5.00% due 06/01/18	370,926	371,128
5.00% due 04/01/35 (n)	3,816,000	3,730,140
5.50% due 02/01/33	649,242	651,392
5.50% due 03/01/33	149,038	149,531
5.50% due 07/01/33	382,845	384,113
5.50% due 10/01/33	49,483	49,647
5.50% due 12/01/33	261,497	262,363
5.50% due 01/01/34	234,148	234,924
5.50% due 04/01/20 (n)	3,473,000	3,538,119
5.50% due 04/01/35 (n)	4,614,000	4,619,767
6.00% due 10/01/22	295,794	304,479
6.00% due 03/01/23	284,100	292,235
6.00% due 04/01/35 (n)	1,281,000	1,309,022
6.00% due 04/01/20 (n)	575,000	593,687
6.50% due 05/01/29	45,701	47,583
6.50% due 10/01/30	55,060	57,360
6.50% due 04/01/35 (n)	6,489,000	6,732,337
7.00% due 07/01/34	161,847	170,559
7.00% due 08/01/34	222,570	234,552
7.25% due 01/15/10	1,000,000	1,116,418
8.50% due 07/01/32	8,807	9,553
Fannie Mae Whole Loan, Collateralized Mtg. Obligations, Pass-Through Certificates,
Trust 2004-W9, Cl. 2A2, 7.00% due 02/25/44	257,245	271,474
Fannie Mae, Collateralized Mtg. Obligations, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Trust 1996-35, Cl. Z, 7.00% due 07/25/26	336,384	344,574
Trust 1998-63, Cl. PG, 6.00% due 03/25/27	42,363	42,438

Trust 2001-50, Cl. NE, 6.00% due 08/25/30	$91,089	$91,951
Trust 2001-70, Cl. LR, 6.00% due 09/25/30	90,984	92,691
Trust 2001-72, Cl. NH, 6.00% due 04/25/30	68,954	69,709
Trust 2001-74, Cl. PD, 6.00% due 05/25/30	27,082	27,434
Trust 2002-77, Cl. WF, 3.23% due 12/18/32 (c)	66,260	66,670
Trust 2002-94, Cl. MA, 4.50% due 08/25/09	115,550	115,530
Trust 2003-10, Cl. HP, 5.00% due 02/25/18	340,000	336,175
Trust 2003-81, Cl. PA, 5.00% due 02/25/12	25,668	25,667
Trust 2004-101, Cl. BG, 5.00% due 01/25/20	212,000	210,308
Fannie Mae, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security,
Trust 2002-28, Cl. SA, 4.95% due 04/25/32 (c) (g)	71,319	6,132
Trust 2002-38, Cl.SO, 4.15% due 04/25/32 (c) (g)	112,459	6,921
Trust 2002-39, Cl. SD, 5.166% due 03/18/32 (c) (g)	113,093	9,971
Trust 2002-48, Cl. S, 5.15% due 07/25/32 (c) (g)	113,425	10,294
Trust 2002-52, Cl. SL, 5.15% due 09/25/32 (c) (g)	70,763	6,443
Trust 2002-53, Cl. SK, 5.25% due 04/25/32 (c) (g)	69,999	7,057
Trust 2002-56, Cl. SN, 5.15% due 07/25/32 (c) (g)	156,368	14,376
Trust 2002-77, Cl. IS, 5.27% due 12/18/32 (c) (g)	191,596	17,712
Fannie Mae, Interest-Only Stripped Mortgage-Backed Security,,
Trust 2005-40, Cl. SA 4.05% due 05/25/35 (g)	1,800,000	104,907
Trust 2005-40, Cl. SB 4.05% due 05/25/35 (g)	470,000	27,888
Trust 333, Cl. 2 5.50% due 03/01/33 (g)	327,566	78,421
Fannie Mae, Interest-Only Stripped Mtg.-Backed Security,
Trust 2001-63, Cl. SD, 5.066% due 12/18/31 (c) (g)	112,318	10,867
Trust 2001-68, Cl. SC, 5.05% due 11/25/31 (c) (g)	82,043	8,274
Trust 2001-81, Cl. S, 5.10% due 01/25/32 (c) (g)	93,198	8,537
Trust 2002-77, Cl. SH, 5.27% due 12/18/32 (c) (g)	112,624	10,962
Trust 2002-9, Cl. MS, 5.25% due 03/25/32 (c) (g)	136,524	13,022
Trust 221-3, Cl. IO, 7.50% due 05/01/23 (c) (g)	82,824	15,992
Trust 240, Cl. IO, 7.00% due 09/01/23 (g)	128,188	26,205
Trust 247, Cl. 2, 7.50% due 10/01/23 (g)	481,422	101,681
Trust 301, Cl. 2, 6.50% due 04/01/29 (g)	146,383	30,680
Trust 319, Cl. 2, 6.50% due 02/01/32 (g)	83,722	18,614
Trust 321, Cl. 2, 6.50% due 03/01/32 (g)	367,913	83,898
Trust 324, Cl. 2, 6.50% due 06/01/32 (g)	495,362	108,780
Trust 329, Cl. 2, 5.50% due 01/01/33 (g)	450,882	106,851
Freddie Mac,
Unsec. Nts., 6.625% due 09/15/09	1,400,000	1,521,594
6.00% due 10/01/22	654,074	673,879
6.00% due 07/01/24	495,909	510,615
6.00% due 09/01/34	175,351	179,524
7.00% due 06/01/29	527,769	556,488
7.00% due 03/01/31	144,899	152,703
7.00% due 10/01/31	198,676	209,376
7.00% due 04/01/35 (n)	103,000	108,375
Freddie Mac, Gtd. Mtg. Pass-Through Participation Certificates,
Series 151, Cl. F, 9.00% due 05/15/21	33,376	33,352
Freddie Mac, Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Series 1669, Cl. G, 6.50% due 02/15/23	44,767	44,957
Series 2034, Cl. Z, 6.50% due 02/15/28	89,083	92,584
Series 2053, Cl. Z, 6.50% due 04/15/28	95,215	98,861
Series 2055, Cl. ZM, 6.50% due 05/15/28	138,122	143,131
Series 2080, Cl. Z, 6.50% due 08/15/28	92,404	95,558
Series 2387, Cl. PD, 6.00% due 04/15/30	168,018	172,356
Series 2466, Cl. PD, 6.50% due 04/15/30	17,554	17,559
Series 2498, Cl. PC, 5.50% due 10/15/14	20,677	20,811

Series 2500, Cl. FD, 3.31% due 03/15/32 (c)	$50,045	$50,219
Series 2526, Cl. FE, 3.21% due 06/15/29 (c)	53,913	54,179
Series 2550, Cl. QK, 4.50% due 04/15/22	61,368	61,455
Series 2551, Cl. FD, 3.21% due 01/15/33 (c)	41,914	42,228
Series 2583, Cl. KA, 5.50% due 03/15/22	312,399	315,991
Freddie Mac, Interest-Only Stripped Mtg.-Backed Security,
Series 177, Cl. IO, 7.00% due 07/01/26 (g)	218,382	44,079
Series 192, Cl. IO, 6.50% due 02/01/28 (g)	41,419	8,282
Series 200, Cl. IO, 6.50% due 01/01/29 (g)	51,069	10,547
Series 205, Cl. IO, 7.00% due 09/01/29 (g)	270,587	51,533
Series 2074, Cl. S, 5.87% due 07/17/28 (c) (g)	53,714	6,687
Series 2079, Cl. S, 5.87% due 07/17/28 (c) (g)	83,967	10,173
Series 208, Cl. IO, 7.00% due 06/01/30 (g)	208,437	38,392
Series 2526, Cl. SE, 5.29% due 06/15/29 (c) (g)	133,099	11,769
Series 2819, Cl. S, 4.79% due 06/15/34 (c) (g)	1,239,278	105,259
Series 2920, Cl. S, 3.89% due 01/15/35 (c) (g)	915,813	50,530
U.S. Government Agencies - .09%
Government National Mortgage Association,
7.00% due 03/15/28	149,759	158,578
7.00% due 07/15/28	74,419	78,802
Government National Mortgage Association, Interest-Only Stripped Mtg.-Backed Security,
Series 1998-19, Cl. SB, 5.88% due 07/16/28 (c) (g)	169,709	20,853
Series 1998-6, Cl. SA, 5.67% due 03/16/28 (c) (g)	101,567	11,368

Total Mortgage-Backed Obligations (cost: $45,397,920)		44,697,379

Government-Sponsored Enterprises (Non-Mortgage-Backed) - 1.82%
Fannie Mae,
Unsec. Nts., Zero Coupon, due 10/05/07	2,440,000	2,199,431
Freddie Mac,
Nts., 3.75% due 07/15/09 (EUR)	445,000	593,241
Unsec. Nts., 3.625% due 09/15/06	1,115,000	1,111,284
Unsec. Nts., 6.875% due 09/15/10	1,475,000	1,638,142

Total Government-Sponsored Enterprises (Non-Mortgage-Backed) (cost: $5,559,716)		5,542,098

U.S. Government Obligations - 7.47%
Residual Funding Corp., Strip Principal,
Zero Coupon due 01/15/21	1,910,000	859,557
Tennessee Valley Authority,
6.79% due 05/23/12	4,050,000	4,561,345
7.125% due 05/01/30	120,000	152,631
U.S. Treasury Bonds,
5.50% due 08/15/28	146,000	158,604
6.25% due 05/15/30 (q)	503,000	604,346
9.25% due 02/15/16	1,802,000	2,514,916
U.S. Treasury Notes,
2.50% due 09/30/06	1,780,000	1,749,685
2.50% due 10/31/06	915,000	898,273
2.75% due 07/31/06 (l)	781,000	772,244
2.75% due 08/15/07	258,000	251,580
5.75% due 08/15/10	1,150,000	1,234,094
6.50% due 02/15/10 (k)	3,324,000	3,660,166
7.00% due 07/15/06	2,500,000	2,605,665

U.S. Treasury STRIPS,
Zero Coupon due 02/15/10	$3,100,000	$2,536,529
Zero Coupon due 02/15/16	310,000	185,686

Total U.S. Government Obligations (cost: $23,122,266)		22,745,321

Foreign Government Obligations - 28.10%
Argentina - .90%
Argentina (Republic of),
0.95% Bonds due 05/03/05	24,000	23,887
2.00% Series PR12 due 01/03/16 (ARS) (f)	540,000	253,031
2.00% Series PRE8 due 01/03/10 (ARS) (f)	800,000	433,690
3.01% Bonds due 08/03/12 (c)	2,255,000	1,896,455
3.50% Disc. Nts., Series L-GL due 03/31/23 (c)	85,000	48,663
8.50% Nts. due 07/30/10 (EUR)	110,000	42,106
9.00% Reg. S, Nts. due 05/24/05 (EUR)	110,000	42,106
Buenos Aires (Province of),
1.385% Bonos de Consolidacion de Deudas, Series (b) (f) (r)
PBA1 due 04/01/07 (ARS)	17,170	6,754
Australia - .84%
Queensland Treasury Corp.,
6.00% due 07/14/09 (AUD)	3,300,000	2,568,617
Austria - .81%
Austria (Republic of),
6.25% Bonds due 07/15/27 (EUR)	1,450,000	2,466,828
Belgium - .93%
Belgium (Kingdom of),
5.75% Bonds, Series 28 due 03/28/08 (EUR)	1,400,000	1,972,613
6.25% Bonds, Series 26 due 03/28/07 (EUR)	620,000	861,921
Brazil - 1.41%
Brazil (Federal Republic of),
3.125% Series 15 yr. due 04/15/09 (c)	5,294	5,162
8.00% Series 20 yr. due 04/15/14	2,540,216	2,514,814
8.75% Nts. due 02/04/25	1,060,000	991,100
10.50% Bonds due 07/14/14	335,000	368,500
11.00% Unsec. Unsub. Bonds due 08/17/40	46,000	411,680
Bulgaria - .23%
Bulgaria (Republic of),
8.25% Bonds due 01/15/15 (a)	295,000	356,950
8.25% Bonds due 01/15/15	295,000	358,720
Canada - .22%
Canada (Government of),
5.00% Bonds due 06/01/14 (CAD)	790,000	686,176
Cayman Islands - .33%
Pioneer 2002 Ltd.,
7.26% Sec. Nts., Series 2002-1, Cl. E-A due 06/15/06 (a) (c)	250,000	251,125
8.01% Sec. Nts., Series 2003-II, Cl. B due 06/15/06 (a) (c)	250,000	255,150
8.76% Sec. Nts., Series 2003-II, Cl. C due 06/15/06 (a) (c)	250,000	254,475
9.01% Sec. Nts., Series 2003-II, Cl. A due 06/15/06 (a) (c)	250,000	255,875
Colombia - .64%
Colombia (Republic of),
8.375% Unsec. Unsub. Nts. due 02/15/27	235,000	216,200
11.375% Unsec. Unsub. Nts. due 01/31/08 (EUR)	455,000	674,515

11.75% Nts. due 03/01/10 (COP)	$1,415,000,000	$597,630
12.00% Nts. due 10/22/15 (COP)	1,216,000,000	475,301
Dominican Republic - .07%
Dominican Republic,
9.04% Reg. S, Nts. due 01/23/13	235,000	214,438
Ecuador - .18%
Ecuador (Republic of),
8.00% Unsec. Bonds due 08/15/30 (e)	625,000	556,250
El Salvador - .07%
El Salvador (Republic of),
7.625% Bonds due 09/21/34 (a)	200,000	205,000
Finland - .19%
Finland (Republic of),
2.75% Sr. Unsec. Unsub. Nts. due 07/04/06 (EUR)	80,000	104,325
5.00% Sr. Unsec. Unsub. Nts. due 07/04/07 (EUR)	355,000	485,106
France - .81%
France (Government of),
4.75% Treasury Nts. due 07/12/07 (EUR)	50,000	67,958
5.00% Treasury Nts. due 01/12/06 (EUR)	620,000	821,017
5.50% Obligations Assimilables du Tresor Bonds due 10/25/07 (EUR)	440,000	610,772
5.50% Obligations Assimilables du Tresor Bonds due 10/25/10 (EUR)	235,000	340,936
5.75% Obligations Assimilables du Tresor Bonds due 10/25/32 (EUR)	375,000	616,072
Germany - 1.37%
Germany (Republic of),
3.50% Series 143 due 10/10/08 (EUR)	2,140,000	2,839,220
4.00% Series 139 due 02/16/07 (EUR)	360,000	479,813
4.50% Series 140 due 08/17/07 (EUR)	620,000	838,919
Great Britain - 2.31%
United Kingdom,
4.00% Treasury Bonds due 03/07/09 (GBP)	3,810,000	7,024,360
Greece - 1.04%
Greece (Republic of),
3.50% Bonds due 04/18/08 (EUR)	700,000	926,490
4.60% Bonds due 05/20/13 (EUR)	575,000	796,427
4.65% Sr. Unsub. Nts. due 04/19/07 (EUR)	1,060,000	1,432,012
Guatemala - .04%
Guatemala (Republic of),
10.25% Nts. due 11/08/11 (a)	80,000	92,900
10.25% Nts. due 11/08/11	30,000	34,838
Hungary - .11%
Hungary (Government of),
8.50% Bonds, Series 05/I due 10/12/05 (HUF)	64,370,000	339,300
Israel - .43%
Israel (State of),
5.50% Bonds due 12/04/23	510,000	539,015
7.50% Bonds due 03/31/14 (ILS)	3,260,000	783,790
Italy - 1.69%
Italy (Republic of),
4.50% Treasury Nts., Buoni del Tesoro Poliennali due 03/01/07 (EUR)	465,000	625,975
4.75% Treasury Nts., Buoni del Tesoro Poliennali due 07/01/05 (EUR)	450,000	587,588
5.00% Treasury Nts., Buoni del Tesoro Poliennali due 10/15/07 (EUR)	1,735,000	2,383,848
5.25% Treasury Nts., Buoni del Tesoro Poliennali due 12/15/05 (EUR)	1,160,000	1,534,990

Ivory Coast - .01%
Ivory Coast (Government of),
1.90% Past Due Interest Nts., Series F due 03/29/18 (FRF) (b) (e) (f) (r)	$952,875	$30,158
Japan - 1.64%
Japan (Government of),
0.40% Bonds, 5 yr. issue, Series 14 due 06/20/06 (JPY)	532,000,000	4,985,370
Mexico - 1.11%
United Mexican States,
6.75% Series GBR due 06/06/06 (JPY)	30,000,000	301,120
6.75% Series GRG due 06/06/06 (JPY)	33,000,000	331,293
7.50% Nts. due 01/14/12	770,000	850,080
7.50% Nts. due 04/08/33	280,000	296,800
8.00% Series M-20 due 12/07/23 (MXN)	8,570,000	594,427
8.00% Series MI-10 due 12/19/13 (MXN)	6,327,000	489,743
8.30% Bonds due 08/15/31	150,000	171,750
9.50% Series MI-10 due 12/18/14 (MXN)	3,985,100	332,429
Netherlands - .47%
Netherlands (Government of),
5.50% Bonds due 01/15/28 (EUR)	920,000	1,440,851
New Zealand - .19%
New Zealand (Government of),
7.00% Bonds due 07/15/09 (NZD)	790,000	576,729
Nigeria - .02%
Nigeria (Federal Republic of),
5.092% Promissory Nts., Series RC due 01/05/10	71,998	62,525
Norway - 1.44%
Norway (Kingdom of),
5.50% Bonds due 05/15/09 (NOK)	1,540,000	263,312
6.00% Bonds due 05/16/11 (NOK)	20,030,000	3,551,027
6.50% Bonds due 05/15/13 (NOK)	3,070,000	570,488
Panama - .47%
Panama (Republic of),
7.25% Nts. due 03/15/15	430,000	426,775
8.125% Bonds due 04/28/34	245,000	245,000
9.375% Unsec. Bonds due 01/16/23	675,000	756,000
Peru - .57%
Peru (Republic of),
Zero Coupon Sr. Nts. due 02/28/16	364,184	214,989
5.00% Past Due Interest Bonds, Series 20 due 03/07/17	850,000	794,750
8.375% Bonds due 05/03/16	110,000	114,400
8.75% Bonds due 11/21/33	270,000	280,800
9.00% Bonds, Series 2 due 01/31/12 (PEN)	450,000	139,394
12.25% Bonds, Series 8-1 due 08/10/11 (PEN)	486,000	177,002
Philippines - .62%
Philippines (Republic of),
8.375% Bonds due 02/15/11	131,000	133,620
9.50% Sr. Unsec. Nts. due 02/02/30	1,170,000	1,143,675
10.625% Nts. due 03/16/25	260,000	278,200
11.50% Bonds, Series 5-57 due 01/27/10 (PHP)	13,340,000	246,522
12.375% Bonds, Series 5-56 due 10/28/09 (PHP)	3,920,000	74,469
Poland - .71%
Poland (Republic of),
5.00% Bonds due 10/24/13 (PLN)	1,610,000	492,675
5.75% Bonds, Series WS0922 due 09/23/22 (PLN)	340,000	110,937
6.00% Bonds, Series DS0509 due 05/24/09 (PLN)	4,820,000	1,556,737
Portugal - .59%
Portugal (Republic of),
3.25% Obrigacoes Do Tesouro Medio Prazo Nts. due 07/15/08 (EUR)	600,000	788,913
4.875% Obrigacoes Do Tesouro Medio Prazo Nts. due 08/17/07 (EUR)	730,000	996,048

Russia - .65%
Russian Federation,
3.00% Debs., Series VI due 05/14/06 (f)	$760,000	$744,952
5.00% Unsec. Unsub. Nts. due 03/31/30 (a) (e)	1,000,375	1,027,885
5.00% Unsub. Nts. due 03/31/30 (e)	190,875	195,551
South Africa - .53%
South Africa (Republic of),
8.00% Bonds, R204 due 12/21/18 (ZAR)	1,050,000	161,273
8.25% Bonds, R203 due 09/15/17 (ZAR)	1,000,000	156,295
10.50% Bonds, Series R186 due 12/21/26 (ZAR)	3,790,000	771,106
13.50% Bonds, R157 due 09/15/15 (ZAR)	2,430,000	520,089
Spain - 1.73%
Spain (Kingdom of),
Zero Coupon Treasury Bills due 06/17/05 (EUR)	940,000	1,214,574
5.35% Bonos y Obligacion del Estado due 10/31/11 (EUR)	1,500,000	2,181,176
5.75% Bonos y Obligacion del Estado due 07/30/32 (EUR)	1,135,000	1,863,510
Sweden - 1.97%
Sweden (Government of),
5.00% Bonds, Series 1043 due 01/28/09 (SEK)	3,790,000	575,852
5.25% Bonds, Series 1045 due 03/15/11 (SEK)	34,700,000	5,411,274
Turkey - .58%
Turkey (Republic of),
7.25% Nts. due 03/15/15	1,040,000	1,016,600
11.875% Sr. Unsec. Unsub. Nts. due 01/15/30	570,000	756,675
Venezuela - .18%
Venezuela (Republic of),
7.00% Nts. due 03/16/15 (EUR)	450,000	552,542

Total Foreign Government Obligations (cost: $81,250,899)		85,539,765

Loan Participations - .33%
Algeria (Republic of), Loan Participation Nts.,
2.625% due 03/04/10 (c) (f)	118,790	118,790
Deutsche Bank AG,
Indonesian Rupiah Participation Nts., 2.60% due 01/25/06 (c)	445,000	439,994
OAO Gazprom Loan Participation Nts., 6.50% due 08/04/05 (f)	455,000	461,734

Total Loan Participations (cost: $963,039)		1,020,518

Corporate Bonds and Notes - 33.32%
Advertising - .10%
R.H. Donnelley Finance Corp. I,
10.875% Sr. Sub. Nts. due 12/15/12 (a)	100,000	115,250
Vertis, Inc.,
9.75% Sr. Sec. Nts. due 04/01/09	50,000	52,250
10.875% Sr. Unsec. Nts. due 06/15/09	150,000	144,750
Aerospace & Defense - .28%
Alliant Techsystems, Inc.,
8.50% Sr. Unsec. Sub. Nts. due 05/15/11	200,000	212,000

BE Aerospace, Inc.,
8.00% Sr. Unsec. Sub. Nts., Series B due 03/01/08	$100,000	$99,250
8.50% Sr. Unsec. Nts. due 10/01/10	100,000	109,000
8.875% Sr. Unsec. Sub. Nts. due 05/01/11	113,000	114,412
L-3 Communications Corp.,
5.875% Sr. Sub. Nts. due 01/15/15	208,000	199,680
Titan Corp. (The),
8.00% Sr. Sub. Nts. due 05/15/11	50,000	52,000
Vought Aircraft Industries, Inc.,
8.00% Sr. Nts. due 07/15/11	50,000	49,250
Agriculture - .04%
Hines Nurseries, Inc.,
10.25% Sr. Unsec. Sub. Nts. due 10/01/11	100,000	108,000
Airlines - .07%
ATA Holdings Corp.,
13.00% Sr. Unsec. Nts. due 02/01/09 (e) (r)	472,000	207,680
Apparel - .22%
Levi Strauss & Co.,
7.00% Nts. due 11/01/06	200,000	205,500
7.73% Sr. Nts. due 04/01/12 (a) (c)	150,000	147,375
12.25% Sr. Unsec. Nts. due 12/15/12	125,000	136,250
Oxford Industries, Inc.,
8.875% Sr. Nts. due 06/01/11	100,000	106,000
Russell Corp.,
9.25% Sr. Unsec. Nts. due 05/01/10	75,000	79,687
Auto Manufacturers - .09%
Navistar International Corp.,
6.25% Sr. Nts. due 03/01/12 (a)	80,000	76,000
7.50% Sr. Nts. due 06/15/11	200,000	201,500
Auto Parts & Equipment - .66%
Accuride Corp.,
8.50% Sr. Sub. Nts. due 02/01/15 (a)	75,000	73,500
ArvinMeritor, Inc.,
8.75% Sr. Unsec. Unsub. Nts. due 03/01/12	250,000	260,000
Collins & Aikman Products Co.,
10.75% Sr. Unsec. Nts. due 12/31/11	50,000	41,125
Cooper Standard Automotive Group,
7.00% Sr. Nts. due 12/15/12 (a)	30,000	27,900
8.375% Sr. Sub. Nts. due 12/15/14 (a)	250,000	203,125
Dura Operating Corp.,
9.00% Sr. Unsec. Sub. Nts., Series D due 05/01/09	300,000	237,000
Eagle-Picher, Inc.,
9.75% Sr. Nts. due 09/01/13	150,000	96,000
Goodyear Tire & Rubber Co. (The),
7.857% Unsec. Nts. due 08/15/11	275,000	265,375
Lear Corp.,
8.11% Sr. Unsec. Nts. due 05/15/09	200,000	216,438
Metaldyne Corp.,
10.00% Sr. Nts. due 11/01/13 (a)	100,000	91,000
Rexnord Corp.,
10.125% Sr. Unsec. Sub. Nts. due 12/15/12	50,000	55,000
Tenneco Automotive, Inc.,
8.625% Sr. Sub. Nts. due 11/15/14 (a)	200,000	194,500
10.25% Sr. Sec. Nts. due 07/15/13	50,000	55,750
TRW Automotive, Inc.,
9.375% Sr. Nts. due 02/15/13	45,000	48,375
11.00% Sr. Sub. Nts. due 02/15/13	32,000	35,840
UIS, Inc.,
9.375% Sr. Sub. Nts. due 06/15/13	50,000	49,875
Visteon Corp.,
7.00% Sr. Unsec. Nts. due 03/10/14	75,000	63,750

Banks - .64%
HSBC Bank PLC,
Zero Coupon Sr. Unsec. Nts. due 03/09/09	$770,000	$445,984
Zero Coupon Sr. Unsec. Nts. due 07/08/09	770,000	477,785
Zero Coupon Sr. Unsec. Nts. due 01/12/10	1,020,000	548,250
ING Bank NV,
11.89% Nts. due 12/30/09 (UAH) (a)	848,000	196,233
Inter-American Development Bank,
3.95% Nts., Series E due 01/25/12 (COP) (c) (f)	419,000,000	176,468
6.26% Nts. due 12/08/09 (BRL) (c) (f)	300,000	112,788
SBS Agro Finance BV,
10.25% Unsec. Nts. due 07/21/49 (b) (r)	75,000	—
Beverages - .09%
Argentine Beverages Financial Trust,
7.375% Bonds due 03/22/12 (a) (f)	175,000	170,625
Constellation Brands, Inc.,
8.125% Sr. Sub. Nts. due 01/15/12	100,000	107,000
Building Materials - .20%
Associated Materials, Inc.,
9.75% Sr. Unsec. Sub. Nts. due 04/15/12	75,000	80,625
Dayton Superior Corp.,
13.00% Sr. Unsec. Sub. Nts. due 06/15/09	50,000	45,000
Goodman Global Holding Co., Inc.,
7.875% Sr. Sub. Nts. due 12/15/12 (a)	60,000	54,900
Integrated Electrical Services, Inc.,
9.375% Sr. Sub. Nts., Series C due 02/01/09	174,000	167,040
NTK Holdings, Inc.,
0%/10.75% Sr. Disc. Nts. due 03/01/14 (a) (d)	250,000	133,125
Texas Industries, Inc.,
10.25% Sr. Unsec. Nts. due 06/15/11	100,000	113,250
Chemicals - 1.42%
Crompton Corp.,
9.875% Sr. Nts. due 08/01/12	125,000	143,125
Equistar Chemicals LP,
8.75% Sr. Unsec. Nts. due 02/15/09	150,000	160,875
Equistar Chemicals LP/Equistar Funding Corp.,
10.125% Sr. Nts. due 09/01/08	13,000	14,365
10.625% Sr. Nts. due 05/01/11	250,000	280,625
Huntsman Corp. LLC,
11.625% Sr. Unsec. Nts. due 10/15/10	3,000	3,510
Huntsman Corp./ICI Chemical Co. PLC,
10.125% Sr. Unsec. Sub. Nts. due 07/01/09	304,000	316,160
Huntsman International LLC,
7.375% Sr. Sub. Nts. due 01/01/15 (a)	500,000	497,500
9.875% Sr. Unsec. Nts. due 03/01/09	525,000	567,000
11.50% Sr. Nts. due 07/15/12 (a)	99,000	115,830
IMC Global, Inc.,
10.875% Sr. Nts. due 08/01/13	13,000	15,535
Innophos, Inc.,
8.875% Sr. Sub. Nts. due 08/15/14 (a)	150,000	157,500
ISP Holdings, Inc.,
10.625% Sr. Sec. Nts. due 12/15/09	100,000	107,000
Lyondell Chemical Co.,
9.50% Sec. Nts. due 12/15/08	13,000	13,910
9.625% Sr. Sec. Nts., Series A due 05/01/07	100,000	107,250
9.875% Sec. Nts., Series B due 05/01/07	250,000	256,250
10.50% Sr. Sec. Nts. due 06/01/13	325,000	373,750
Millennium America, Inc.,
9.25% Sr. Nts. due 06/15/08	50,000	53,625

PCI Chemicals Canada, Inc.,
10.00% Sr. Sec. Nts. due 12/31/08	$27,619	$29,552
Pioneer Cos., Inc.,
6.59% Sr. Sec. Nts. due 12/31/06 (c)	4,481	4,727
PolyOne Corp.,
8.875% Sr. Nts. due 05/01/12	400,000	428,000
10.625% Sr. Nts. due 05/15/10	13,000	14,430
Resolution Performance Products LLC/RPP Capital Corp.,
8.00% Sr. Sec. Nts. due 12/15/09	100,000	105,000
13.50% Sr. Sub. Nts. due 11/15/10	50,000	54,000
Rhodia SA,
8.00% Sr. Nts. due 06/01/10 (EUR)	130,000	168,681
10.25% Sr. Nts. due 06/01/10	125,000	136,250
Rockwood Specialties Group, Inc.,
7.50% Sr. Sub. Nts. due 11/15/14 (a)	50,000	50,000
Sterling Chemicals, Inc.,
10.00% Sr. Sec. Nts. due 12/19/07 (f) (h)	75,008	75,008
Sterling Chemicals, Inc., Escrow Shares,
Zero Coupon Sr. Sub. Nts. due 08/15/06 (b) (f)	200,000	—
Westlake Chemical Corp.,
8.75% Sr. Unsec. Nts. due 07/15/11	66,000	72,187
Coal - .08%
Foundation PA Coal Co.,
7.25% Gtd. Sr. Nts. due 08/01/14	100,000	101,500
Massey Energy Co.,
6.625% Sr. Nts. due 11/15/10	50,000	50,250
Peabody Energy Corp.,
6.875% Sr. Nts., Series B due 03/15/13	100,000	103,000
Commercial Services - .77%
Alderwoods Group, Inc.,
7.75% Sr. Nts. due 09/15/12 (a)	150,000	153,375
Comforce Operating, Inc.,
12.00% Sr. Nts., Series B due 12/01/07	50,000	50,000
Corrections Corp. of America,
6.25% Sr. Nts. due 03/15/13 (a)	155,000	148,800
7.50% Sr. Nts. due 05/01/11	100,000	101,250
DynCorp International LLC,
9.50% Sr. Sub. Nts. due 02/15/13 (a)	195,000	189,394
Great Lakes Dredge & Dock Corp.,
7.75% Sr. Sub. Nts. due 12/15/13	70,000	58,100
Iron Mountain, Inc.,
7.75% Sr. Unsec. Sub. Nts. due 01/15/15	200,000	197,500
Mail-Well I Corp.,
7.875% Sr. Sub. Nts. due 12/01/13	400,000	357,000
9.625% Sr. Unsec. Nts. due 03/15/12	200,000	213,000
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts. due 08/15/05 (f)	100,000	100,375
Quintiles Transnational Corp.,
10.00% Sr. Sub. Nts. due 10/01/13	100,000	112,500
United Rentals North America, Inc.,
7.00% Sr. Sub. Nts. due 02/15/14	300,000	274,500
Williams Scotsman, Inc.,
9.875% Sr. Unsec. Nts. due 06/01/07	400,000	398,000
Computers - .04%
Seagate Technology HDD Holdings,
8.00% Sr. Unsec. Nts. due 05/15/09	100,000	106,250
Cosmetics & Personal Care - .03%
Elizabeth Arden, Inc.,
7.75% Sr. Sub. Nts. due 01/15/14	75,000	77,250

Distribution & Wholesale - .11%
Ingram Micro, Inc.,
9.875% Sr. Unsec. Sub. Nts. due 08/15/08	$300,000	$318,000
Diversified Financial Services - 4.30%
AES Red Oak LLC,
8.54% Sr. Sec. Bonds, Series A due 11/30/19	280,918	313,223
Affinia Group, Inc.,
9.00% Sr. Sub. Nts. due 11/30/14 (a)	75,000	69,375
AIG SunAmerica Global Financing II,
7.60% Sr. Nts. due 06/15/05 (a)	80,000	80,655
Alamosa Delaware, Inc.,
8.50% Sr. Sec. Nts. due 01/31/12	200,000	207,250
11.00% Sr. Unsec. Nts. due 07/31/10	13,000	14,787
12.50% Sr. Unsec. Nts. due 02/01/11	300,000	339,000
American Commercial Lines/ACL Finance Corp.,
9.50% Sr. Nts. due 02/15/15 (a)	45,000	46,462
Arbor I Ltd.,
18.51% Nts. due 06/15/06 (a) (c)	250,000	258,500
BCP Caylux Holdings Luxembourg SCA,
9.625% Sr. Sub. Nts. due 06/15/14 (a)	277,000	315,780
Caithness Coso Funding Corp.,
9.05% Sr. Sec. Nts., Series B due 12/15/09	73,359	78,495
Crystal US Holdings, Inc.,
0%/10.50% Sr. Disc. Nts., Series B due 10/01/14 (a) (d)	190,000	133,000
Dow Jones CDX High Yield Index,
7.75% Pass-Through Certificates, Series 3-1 due 12/29/09 (a)	9,000,000	8,786,250
10.50% Pass-Through Certificates, Series 3-4 due 12/29/09 (a)	500,000	475,625
Global Cash Access LLC/Global Cash Finance Corp.,
8.75% Sr. Sub. Nts. due 03/15/12	150,000	159,000
Helix 04, Ltd.,
8.493% Sec. Nts. due 06/30/09 (a) (c)	250,000	250,997
Milacron Escrow Corp.,
11.50% Sr. Sec. Nts. due 05/15/11	300,000	327,000
Ongko International Finance Co. BV,
10.50% Sec. Nts. due 03/29/06 (a) (b) (f) (m) (r)	40,000	—
Rainbow National Services LLC,
8.75% Gtd. Sr. Nts. due 09/01/12 (a)	300,000	322,500
Redwood Capital V, Ltd.,
6.71% Nts. due 12/31/49 (a) (c) (f)	250,000	250,125
Sensus Metering Systems, Inc.,
8.625% Sr. Sub. Nts. due 12/15/13	250,000	255,625
UCAR Finance, Inc.,
10.25% Sr. Unsec. Nts. due 02/15/12 (f)	100,000	107,000
Universal City Development Partners,
11.75% Sr. Nts. due 04/01/10	100,000	114,000
Universal City Florida Holding Co.,
7.493% Sr. Nts. due 05/01/10 (a) (c)	50,000	51,750
8.375% Sr. Nts. due 05/01/10 (a)	50,000	51,000
Valor Telecom Enterprise,
7.75% Sr. Nts. due 02/15/15 (a)	75,000	74,625
Electric - 1.50%
AES Corp. (The),
8.50% Sr. Unsec. Sub. Nts. due 11/01/07	63,000	63,945
8.75% Sr. Sec. Nts. due 05/15/13 (a)	150,000	163,500
Calpine Canada Energy Finance, ULC,
8.50% Sr. Unsec. Nts. due 05/01/08	425,000	301,750
Calpine Corp.,
7.625% Sr. Nts. due 04/15/06	315,000	305,550
8.41% Sr. Sec. Nts. due 07/15/07 (a) (c)	147,750	126,326
Centerpoint Energy, Inc.,
7.25% Sr. Nts., Series B due 09/01/10	100,000	109,329

CITGO Trustees Cayman, Ltd.,
8.50% Nts. due 12/21/14 (a) (f)	$200,000	$193,000
CMS Energy Corp.,
7.50% Sr. Nts. due 01/15/09	13,000	13,390
7.75% Sr. Nts. due 08/01/10	50,000	52,125
8.50% Sr. Nts. due 04/15/11	100,000	108,000
9.875% Sr. Unsec. Nts. due 10/15/07	300,000	325,500
Edison Mission Energy,
9.875% Sr. Unsec. Nts. due 04/15/11	100,000	115,500
FPL Energy National Wind Power,
5.608% Sec. Nts. due 03/10/24 (a)	90,000	88,966
6.125% Sec. Nts. due 03/25/19 (a)	55,000	54,580
Midwest Generation LLC,
8.75% Sr. Sec. Nts. due 05/01/34	700,000	780,500
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
7.375% Sr. Sec. Nts. due 09/01/10	100,000	101,500
8.50% Sr. Sec. Nts. due 09/01/10	50,000	52,500
Northwestern Corp.,
5.875% Sr. Sec. Nts. due 11/01/14 (a)	30,000	29,845
NRG Energy, Inc.,
8.00% Sr. Nts. due 12/15/13 (a)	389,000	411,367
Reliant Resources, Inc.,
9.25% Sr. Sec. Nts. due 07/15/10	463,000	495,410
9.50% Sr. Sec. Nts. due 07/15/13	200,000	217,500
TECO Energy, Inc.,
7.20% Nts. due 05/01/11	250,000	263,437
Texas Genco LLC/Texas Genco Financing Corp.,
6.875% Sr. Nts. due 12/15/14 (a)	200,000	200,500
Electrical Components & Equipment - .16%
Flextronics International, Ltd.,
6.25% Sr. Sub. Nts. due 11/15/14	400,000	380,000
General Cable Corp.,
9.50% Sr. Nts. due 11/15/10	100,000	110,000
Electronics - .17%
Fisher Scientific International, Inc.,
8.125% Sr. Sub. Nts. due 05/01/12	152,000	164,920
Sanmina-SCI Corp.,
6.75% Sr. Sub. Nts. due 03/01/13 (a)	210,000	196,875
Stoneridge, Inc.,
11.50% Sr. Unsec. Nts. due 05/01/12	150,000	166,125
Engineering & Construction - .04%
North American Energy Partners, Inc.,
8.75% Sr. Unsec. Nts. due 12/01/11	50,000	45,000
URS Corp.,
11.50% Sr. Unsec. Nts. due 09/15/09	65,000	74,100
Entertainment - 1.45%
AMC Entertainment, Inc.,
8.00% Sr. Unsec. Sub. Nts. due 03/01/14	300,000	286,500
9.50% Sr. Unsec. Sub. Nts. due 02/01/11	70,000	71,750
American Casino & Entertainment Properties LLC,
7.85% Sr. Sec. Nts. due 02/01/12	200,000	207,500
Carmike Cinemas, Inc.,
7.50% Sr. Sub. Nts. due 02/15/14	200,000	196,250
Cinemark USA, Inc.,
9.00% Sr. Sub. Nts. due 02/01/13	100,000	108,500
Cinemark, Inc.,
0%/9.75% Sr. Nts. due 03/15/14 (d)	400,000	284,000
Gaylord Entertainment Co.,
8.00% Sr. Nts. due 11/15/13	100,000	103,500
Intrawest Corp.,
7.50% Sr. Nts. due 10/15/13	250,000	250,625

Isle of Capri Casinos, Inc.,
7.00% Sr. Sub. Nts. due 03/01/14	$200,000	$198,000
9.00% Sr. Unsec. Nts. due 03/15/12	275,000	299,062
Loews Cineplex Entertainment Corp.,
9.00% Sr. Sub. Nts. due 08/01/14 (a)	175,000	174,125
Mohegan Tribal Gaming Authority,
6.125% Sr. Nts. due 02/15/13 (a)	75,000	73,500
6.375% Sr. Sub. Nts. due 07/15/09	100,000	99,250
6.875% Sr. Sub. Nts. due 02/15/15 (a)	110,000	108,900
8.00% Sr. Unsec. Sub. Nts. due 04/01/12	100,000	106,000
Penn National Gaming, Inc.,
6.75% Sr. Sub. Nts, due 03/01/15 (a)	80,000	78,800
6.875% Sr. Sub. Nts. due 12/01/11	100,000	100,250
8.875% Sr. Sub. Nts. due 03/15/10	300,000	318,000
Pinnacle Entertainment, Inc.,
8.25% Sr. Sub. Nts. due 03/15/12	325,000	325,000
Six Flags, Inc.,
8.875% Sr. Nts. due 02/01/10	300,000	282,000
9.625% Sr. Nts. due 06/01/14	113,000	104,242
9.75% Sr. Nts. due 04/15/13	100,000	93,250
Vail Resorts, Inc.,
6.75% Sr. Sub. Nts. due 02/15/14	200,000	196,000
WMG Holdings Corp.,
7.385% Sr. Nts. due 12/15/11 (a) (c)	60,000	61,500
0%/9.50% Sr. Nts. due 12/15/14 (a) (d)	420,000	289,800
Environmental Control - .42%
Allied Waste North America, Inc.,
7.25% Sr. Nts. due 03/15/15 (a)	125,000	118,750
7.375% Sr. Sec. Nts., Series B due 04/15/14	200,000	181,000
7.875% Sr. Nts. due 04/15/13	100,000	99,750
9.25% Sr. Nts., Series B due 09/01/12	600,000	642,000
Imco Recycling, Inc.,
10.375% Sr. Sec. Nts. due 10/15/10	150,000	166,500
Synagro Technologies, Inc.,
9.50% Sr. Unsec. Sub. Nts. due 04/01/09	75,000	81,562
Food - .62%
American Seafoods Group LLC,
10.125% Sr. Unsec. Sub. Nts. due 04/15/10	100,000	108,000
Burns Philp Capital Pty., Ltd.,
9.75% Sr. Sub. Nts. due 07/15/12	100,000	109,000
Chiquita Brands International, Inc.,
7.50% Sr. Unsec. Nts. due 11/01/14	50,000	49,750
Del Monte Corp.,
6.75% Sr. Sub. Nts. due 02/15/15 (a)	60,000	58,500
8.625% Sr. Sub. Nts. due 12/15/12	100,000	108,250
Doane Pet Care Co.,
9.75% Sr. Unsec. Sub. Nts. due 05/15/07	100,000	98,000
10.75% Sr. Unsec. Nts. due 03/01/10	225,000	238,500
Dole Food Co., Inc.,
8.625% Sr. Nts. due 05/01/09	200,000	210,000
8.875% Sr. Unsec. Nts. due 03/15/11	50,000	53,750
Domino’s, Inc.,
8.25% Sr. Sub. Nts. due 07/01/11	255,000	266,475
Great Atlantic & Pacific Tea Co., Inc. (The),
9.125% Sr. Nts. due 12/15/11	113,000	111,022
Pinnacle Foods Holding Corp.,
8.25% Sr. Sub. Nts. due 12/01/13	220,000	188,100
Smithfield Foods, Inc.,
7.625% Sr. Unsec. Sub. Nts. due 02/15/08	100,000	103,000
United Biscuits Finance PLC,
10.75% Sr. Sub. Nts. due 04/15/11 (GBP) (f)	100,000	188,900

Forest Products & Paper - .62%
Abitibi-Consolidated, Inc.,
8.55% Unsec. Nts. due 08/01/10	$75,000	$76,125
Appleton Papers, Inc.,
8.125% Sr. Nts. due 06/15/11	150,000	154,875
Boise Cascade LLC,
7.125% Sr. Sub. Nts. due 10/15/14 (a)	150,000	151,875
Buckeye Technologies, Inc.,
8.50% Sr. Nts. due 10/01/13	50,000	52,500
Fort James Corp.,
6.875% Sr. Nts. due 09/15/07	200,000	207,750
Georgia-Pacific Corp.,
8.125% Sr. Unsec. Nts. due 05/15/11	400,000	441,000
9.375% Sr. Unsec. Nts. due 02/01/13	300,000	335,250
Inland Fiber Group LLC,
9.625% Sr. Unsec. Nts. due 11/15/07 (f)	100,000	48,000
Jefferson Smurfit Group PLC,
11.50% Sr. Nts. due 10/01/15 (EUR) (h)	50,000	60,012
Mercer International, Inc.,
9.25% Sr. Nts. due 02/15/13	110,000	103,950
Norske Skog Canada, Ltd.,
7.375% Sr. Nts. due 03/01/14	200,000	194,000
Tembec Industries, Inc.,
8.50% Sr. Nts. due 02/01/11	13,000	12,317
Western Forest Products, Inc.,
15.00% Nts. due 07/28/09 (a) (f) (h)	41,000	44,895
Gas - .02%
SEMCO Energy, Inc.,
7.125% Sr. Nts. due 05/15/08	50,000	50,893
Health Care - Products - .30%
Beverly Enterprises, Inc.,
7.875% Sr. Sub. Nts. due 06/15/14	100,000	110,500
Fresenius Medical Care Capital Trust II,
7.875% Units due 02/01/08	100,000	104,875
Fresenius Medical Care Capital Trust III,
7.375% Sr. Sub. Nts. due 02/01/08 (DEM)	10,000	7,165
Fresenius Medical Care Capital Trust IV,
7.875% Trust Preferred Nts. due 06/15/11	400,000	433,000
Inverness Medical Innovations, Inc.,
8.75% Sr. Sub. Nts. due 02/15/12	150,000	152,250
Medquest, Inc.,
11.875% Sr. Unsec. Sub. Nts., Series B due 08/15/12	100,000	98,000
Health Care - Services - 1.36%
Ameripath, Inc.,
10.50% Sr. Unsec. Sub. Nts. due 04/01/13	100,000	99,500
Community Health Systems, Inc.,
6.50% Sr. Sub. Nts. due 12/15/12 (a)	150,000	146,250
Coventry Health Care, Inc.,
6.125% Sr. Nts. due 01/15/15 (a) (f)	75,000	74,906
DaVita, Inc.,
6.625% Sr. Nts. due 03/15/13 (a)	160,000	158,400
7.25% Sr. Sub. Nts. due 03/15/15 (a)	125,000	122,500
Extendicare Health Services, Inc.,
6.875% Sr. Sub. Nts. due 05/01/14	150,000	148,125
9.50% Sr. Unsec. Sub. Nts. due 07/01/10	100,000	109,375
Genesis HealthCare Corp.,
8.00% Sr. Sub. Nts. due 10/15/13	50,000	54,500
HCA, Inc.,
6.30% Sr. Unsec. Nts. due 10/01/12	500,000	499,523
6.375% Nts. due 01/15/15	500,000	496,321

Healthsouth Corp.,
7.625% Unsec. Nts. due 06/01/12	$200,000	$192,000
10.75% Sr. Sub. Nts. due 10/01/08	63,000	64,575
Magellan Health Services, Inc.,
9.375% Sr. Nts., Series A due 11/15/08	186,764	201,005
PacifiCare Health Systems,
10.75% Sr. Unsec. Unsub. Nts. due 06/01/09	195,000	215,475
Rotech Healthcare, Inc.,
9.50% Sr. Unsec. Nts. due 04/01/12	175,000	188,125
Select Medical Corp.,
7.625% Sr. Sub. Nts. due 02/01/15 (a)	155,000	155,000
Tenet Healthcare Corp.,
6.375% Sr. Unsec. Nts. due 12/01/11	202,000	186,345
7.375% Nts. due 02/01/13	13,000	12,252
9.875% Sr. Nts. due 07/01/14	325,000	338,000
Triad Hospitals, Inc.,
7.00% Sr. Nts. due 05/15/12	100,000	101,000
7.00% Sr. Sub. Nts. due 11/15/13	270,000	265,275
Universal Hospital Services, Inc.,
10.125% Sr. Nts. due 11/01/11	100,000	102,500
US Oncology, Inc.,
9.00% Sr. Nts. due 08/15/12 (a)	100,000	105,500
10.75% Sr. Sub. Nts. due 08/15/14 (a)	100,000	110,000
Holding Companies - Diversified - .27%
Atlantic Broadband Finance LLC,
9.375% Sr. Sub. Nts. due 01/15/14 (a)	100,000	96,000
JSG Funding PLC,
7.75% Sr. Sub. Nts. due 04/01/15 (a)	215,000	199,950
Kansas City Southern Railway Co. (The),
7.50% Sr. Unsec. Nts. due 06/15/09	100,000	102,000
MDP Acquisitions PLC,
9.625% Sr. Unsec. Nts. due 10/01/12	100,000	107,500
Stena AB,
7.00% Sr. Unsec. Nts. due 12/01/16	200,000	185,000
7.50% Sr. Nts. due 11/01/13	77,000	76,230
9.625% Sr. Unsec. Nts. due 12/01/12	50,000	55,375
Home Builders - .47%
Beazer Homes USA,
8.375% Sr. Unsec. Nts. due 04/15/12	75,000	79,500
D.R. Horton, Inc.,
9.375% Sr. Unsec. Sub. Nts. due 03/15/11	100,000	108,262
9.75% Sr. Sub. Nts. due 09/15/10	75,000	87,042
K. Hovnanian Enterprises, Inc.,
8.875% Sr. Unsec. Sub. Nts. due 04/01/12	175,000	187,250
KB Home,
8.625% Sr. Sub. Nts. due 12/15/08	250,000	271,568
9.50% Sr. Unsec. Sub. Nts. due 02/15/11	100,000	105,908
Meritage Homes Corp.,
6.25% Sr. Nts. due 03/15/15 (a)	180,000	169,200
Standard Pacific Corp.,
9.25% Sr. Sub. Nts. due 04/15/12	100,000	113,000
WCI Communities, Inc.,
9.125% Sr. Sub. Nts. due 05/01/12	175,000	187,250
William Lyon Homes, Inc.,
10.75% Sr. Unsec. Nts. due 04/01/13	100,000	110,000
Home Furnishings - .06%
Sealy Mattress Co.,
8.25% Sr. Sub. Nts. due 06/15/14	175,000	182,437
Household Products & Wares - .19%
Church & Dwight Co., Inc.,
6.00% Sr. Sub. Nts. due 12/15/12 (a)	100,000	97,500

Playtex Products, Inc.,
8.00% Sr. Sec. Nts. due 03/01/11	$300,000	$323,250
9.375% Sr. Unsec. Sub. Nts. due 06/01/11	150,000	156,000
Insurance - .08%
Conseco, Inc., Escrow Shares,
10.75% Sr. Unsec. Nts. due 06/15/09 (b) (f)	100,000	—
Foundation Re, Ltd.,
6.91% Nts. due 11/24/08 (a) (c) (f)	250,000	250,000
Internet - .00%
Exodus Communications, Inc.,
10.75% Sr. Nts. due 12/15/09 (EUR) (b) (f) (r)	84,655	1,098
NorthPoint Communications Group, Inc.,
12.875% Sr. Unsec. Sub. Nts. due 02/15/10 (b) (f) (m) (r)	40,035	—
PSINet, Inc.,
11.00% Sr. Nts. due 08/01/09 (b) (f) (r)	88,860	56
Teligent, Inc.,
11.50% Sr. Nts. due 12/01/07 (b) (r)	100,000	—
Iron & Steel - .50%
AK Steel Corp.,
7.75% Sr. Unsec. Nts. due 06/15/12	263,000	253,137
7.875% Sr. Unsec. Nts. due 02/15/09	50,000	49,000
California Steel Industries, Inc.,
6.125% Sr. Nts. due 03/15/14	200,000	190,000
Ispat Inland ULC,
9.75% Sr. Sec. Nts. due 04/01/14	227,000	265,590
Oregon Steel Mills, Inc.,
10.00% Unsec. Nts. due 07/15/09	300,000	324,750
Steel Dynamics, Inc.,
9.50% Sr. Unsec. Nts. due 03/15/09	175,000	188,562
United States Steel Corp.,
9.75% Sr. Nts. due 05/15/10	84,000	93,030
10.75% Sr. Nts. due 08/01/08	130,000	149,500
Leisure Time - .15%
Leslie’s Poolmart,
7.75% Sr. Nts. due 02/01/13 (a)	75,000	75,750
NCL Corp.,
10.625% Sr. Nts. due 07/15/14 (a)	150,000	155,062
Premier Cruise Ltd.,
11.00% Sr. Nts. due 03/15/08 (a) (b) (r)	50,000	—
Royal Caribbean Cruises Ltd.,
8.75% Sr. Unsec. Unsub. Nts. due 02/02/11	200,000	227,250
Lodging - 1.33%
Aztar Corp.,
9.00% Sr. Unsec. Sub. Nts. due 08/15/11	250,000	270,000
Boyd Gaming Corp.,
8.75% Sr. Unsec. Sub. Nts. due 04/15/12	175,000	189,437
Hilton Hotels Corp.,
7.625% Sr. Unsec. Nts. due 12/01/12	100,000	114,167
HMH Properties, Inc.,
7.875% Sr. Sec. Nts. due 08/01/08	102,000	104,040
John Q Hamons Hotels, Inc.,
8.875% Sr. Nts., Series B due 05/15/12	100,000	107,250
Mandalay Resort Group,
10.25% Sr. Unsec. Sub. Nts., Series B due 08/01/07	100,000	108,750
MGM Mirage,
9.75% Gtd. Sr. Sub. Nts. due 06/01/07	350,000	376,250
Park Place Entertainment Corp.,
7.875% Sr. Sub. Nts. due 03/15/10	100,000	109,000
9.375% Sr. Unsec. Sub. Nts. due 02/15/07	400,000	425,500
Starwood Hotels & Resorts Worldwide, Inc.,
7.875% Sr. Nts. due 05/01/12	500,000	546,250

Station Casinos, Inc.,
6.50% Sr. Unsec. Sub. Nts. due 02/01/14	$500,000	$496,250
9.875% Sr. Unsec. Sub. Nts. due 07/01/10	250,000	262,188
Sun International Hotels Ltd.,
8.875% Sr. Sub. Nts. due 08/15/11	300,000	321,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
6.625% Mtg. Nts. due 12/01/14 (a)	650,000	617,500
Machinery - Construction & Mining - .04%
Terex Corp.,
9.25% Sr. Unsec. Sub. Nts. due 07/15/11	100,000	109,000
Machinery - Diversified - .18%
AGCO Corp.,
9.50% Sr. Unsec. Nts. due 05/01/08	200,000	209,500
Case New Holland, Inc.,
9.25% Sr. Nts. due 08/01/11 (a)	75,000	79,875
Douglas Dynamics LLC,
7.75% Sr. Nts. due 01/15/12 (a)	100,000	98,000
Dresser-Rand Group, Inc.,
7.375% Sr. Sub. Nts. due 11/01/14 (a)	50,000	50,000
NMHG Holding Co.,
10.00% Unsec. Nts. due 05/15/09	100,000	107,750
Media - 3.17%
Adelphia Communications Corp.,
10.25% Sr. Unsec. Nts. due 11/01/06 (b) (r)	100,000	87,000
10.25% Sr. Unsec. Sub. Nts. due 06/15/11 (b) (r)	100,000	92,250
10.875% Sr. Unsec. Nts. due 10/01/10 (b) (r)	200,000	177,000
Albritton Communications Co.,
7.75% Sr. Unsec. Sub. Nts. due 12/15/12	150,000	147,750
American Media Operations, Inc.,
8.875% Sr. Unsec. Sub. Nts. due 01/15/11	75,000	77,250
10.25% Sr. Unsec. Sub. Nts., Series B due 05/01/09	200,000	206,500
Block Communications, Inc.,
9.25% Sr. Sub. Nts. due 04/15/09	175,000	186,375
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.,
8.375% Sr. Nts., Second Lien due 04/30/14 (a)	900,000	904,500
0%/11.75% Sr. Unsec. Sub. Disc. Nts. due 05/15/11 (d)	750,000	517,500
Corus Entertainment, Inc.,
8.75% Sr. Sub. Nts. due 03/01/12	175,000	187,688
CSC Holdings, Inc.,
7.625% Sr. Unsec. Unsub. Nts., Series B due 04/01/11	400,000	416,000
Dex Media East LLC/Dex Media East Finance Co.,
9.875% Sr. Unsec. Nts. due 11/15/09	100,000	110,000
Dex Media West LLC/Dex Media Finance Co.,
5.875% Sr. Nts. due 11/15/11	300,000	288,000
8.50% Sr. Nts., Series B due 08/15/10	100,000	106,750
9.875% Sr. Sub. Nts., Series B due 08/15/13	196,000	218,540
Dex Media, Inc.,
8.00% Nts., due 11/15/13	625,000	646,875
DirecTV Holdings LLC,
8.375% Sr. Nts. due 03/15/13	700,000	757,750
EchoStar DBS Corp.,
6.625% Sr. Nts. due 10/01/14 (a)	475,000	458,969
9.125% Sr. Nts. due 01/15/09	425,000	454,750
Emmis Operating Co.,
6.875% Sr. Sub. Nts. due 05/15/12	300,000	294,000
Entravision Communications Corp.,
8.125% Sr. Unsec. Sub. Nts. due 03/15/09	175,000	182,438

Granite Broadcasting Corp.,
9.75% Sr. Sec. Nts. due 12/01/10	$213,000	$198,090
Lin Television Corp.,
6.50% Sr. Sub. Nts. due 05/15/13	150,000	144,750
LodgeNet Entertainment Corp.,
9.50% Sr. Sub. Nts. due 06/15/13	50,000	54,500
Mediacom LLC/Mediacom Capital Corp.,
9.50% Sr. Unsec. Nts. due 01/15/13	213,000	212,468
MediaNews Group, Inc.,
6.375% Sr. Sub. Nts. due 04/01/14	500,000	475,000
News America Holdings, Inc.,
8.875% Sr. Unsec. Nts. due 04/26/23	185,000	236,488
PRIMEDIA, Inc.,
8.00% Sr. Nts. due 05/15/13	200,000	204,000
8.875% Sr. Unsec. Nts. due 05/15/11	13,000	13,553
Radio One, Inc.,
8.875% Sr. Unsec. Sub. Nts., Series B due 07/01/11	300,000	321,000
Rogers Cable, Inc.,
6.75% Sr. Sec. Nts. due 03/15/15	75,000	73,875
Shaw Communications, Inc.,
8.54% Unsec. Unsub. Nts. due 09/30/27 (CAD)	80,000	68,440
Sinclair Broadcast Group, Inc.,
8.00% Sr. Sub. Nts. due 03/15/12	600,000	612,000
8.75% Sr. Sub. Nts. due 12/15/11	100,000	105,000
Spanish Broadcasting System, Inc.,
9.625% Sr. Unsec. Sub. Nts. due 11/01/09	200,000	209,500
WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp.,
12.75% Sr. Sub. Nts. due 11/15/09	200,000	184,250
Metal Fabrication & Hardware - .03%
TriMas Corp.,
9.875% Sr. Unsec. Sub. Nts. due 06/15/12	100,000	102,000
Mining - .50%
Alrosa Finance SA,
8.875% Nts. due 11/17/14 (a)	400,000	413,500
8.875% Nts. due 11/17/14	200,000	206,750
Century Aluminum Co.,
7.50% Sr. Unsec. Nts. due 08/15/14	250,000	252,500
Compass Minerals Group, Inc.,
10.00% Sr. Sub. Nts. due 08/15/11	100,000	108,750
Jorgensen (Earle M.) Co.,
9.75% Sr. Unsec. Nts. due 06/01/12	100,000	108,000
Kaiser Aluminum & Chemical Corp.,
10.875% Sr. Nts., Series B due 10/15/06 (b) (r)	250,000	213,750
Novelis, Inc.,
7.25% Sr. Nts. due 02/15/15 (a)	230,000	225,400
Miscellaneous - Manufacturing - .23%
Blount, Inc.,
8.875% Sr. Sub. Nts. due 08/01/12	125,000	131,875
Jacuzzi Brands, Inc.,
9.625% Sr. Nts. due 07/01/10	78,000	85,800
KI Holdings, Inc.,
0%/9.875% Sr. Unsec. Nts. due 11/15/14 (a) (d)	100,000	61,500
Koppers, Inc.,
9.875% Sr. Sec. Nts. due 10/15/13	150,000	167,250
TD Funding Corp.,
8.375% Sr. Sub. Nts. due 07/15/11	100,000	102,625
Trinity Industries, Inc.,
6.50% Sr. Nts. due 03/15/14	150,000	144,750
Oil & Gas - 1.71%
Belden & Blake Corp.,
8.75% Sr. Sec. Nts. due 07/15/12	150,000	148,875

Chesapeake Energy Corp.,
6.375% Sr. Nts. due 06/15/15 (a)	$100,000	$98,750
6.875% Sr. Unsec. Nts. due 01/15/16	224,000	226,240
Delta Petroleum Corp.,
7.00% Sr. Nts. due 04/01/15 (a)	60,000	57,900
EXCO Resources, Inc.,
7.25% Sr. Nts. due 01/15/11	200,000	203,000
Forest Oil Corp.,
7.75% Sr. Unsec. Nts. due 05/01/14	175,000	185,500
Frontier Oil Corp.,
6.625% Sr. Nts. due 10/01/11	75,000	74,625
Gazprom International SA,
7.201% Sr. Unsec. Bonds due 02/01/20	1,450,000	1,485,148
Newfield Exploration Co.,
6.625% Sr. Sub. Nts. due 09/01/14	200,000	202,500
Ocean Rig Norway AS,
10.25% Sr. Sec. Nts. due 06/01/08	250,000	255,938
Pemex Project Funding Master Trust,
8.50% Unsec. Unsub. Nts. due 02/15/08	130,000	141,310
9.125% Unsec. Unsub. Nts. due 10/13/10	200,000	231,000
Pemex Project Funding Master Trust 2,
7.375% Unsec. Unsub. Nts. due 12/15/14	270,000	288,900
Plains Exploration & Production Co.,
7.125% Sr. Nts. due 06/15/14	100,000	104,500
Premcor Refining Group, Inc.,
6.75% Sr. Nts. due 05/01/14	150,000	150,000
9.50% Sr. Unsec. Nts. due 02/01/13	200,000	223,500
Range Resources Corp.,
6.375% Sr. Sub. Nts. due 03/15/15 (a)	80,000	76,800
7.375% Sr. Sub. Nts. due 07/15/13	100,000	102,000
Stone Energy Corp.,
6.75% Sr. Sub. Nts. due 12/15/14	160,000	155,200
Tesoro Petroleum Corp.,
8.00% Sr. Sec. Nts. due 04/15/08	350,000	365,750
9.625% Sr. Sub. Nts. due 04/01/12	13,000	14,268
Whiting Petroleum Corp.,
7.25% Sr. Sub. Nts. due 05/01/12	200,000	202,000
XTO Energy, Inc.,
7.50% Sr. Nts. due 04/15/12	175,000	200,464
Oil & Gas Services - .39%
Hanover Compressor Co.,
8.625% Sr. Nts. due 12/15/10	100,000	104,500
Hanover Equipment Trust 2001,
8.50% Sr. Sec. Nts., Series A due 09/01/08	100,000	104,250
Hornbeck Offshore Services, Inc.,
6.125% Sr. Nts. due 12/01/14	100,000	98,500
Tengizchevroil LLP,
6.124% Sr. Sec. Nts. due 11/15/14 (a)	510,000	504,900
Titan Petrochemicals Group, Ltd.,
8.50% Sr. Unsec. Nts. due 03/18/12 (a)	286,000	267,410
Universal Compression, Inc.,
7.25% Sr. Unsec. Nts. due 05/15/10	100,000	102,250
Packaging & Containers - 1.12%
AEP Industries, Inc.,
7.875% Sr. Nts. due 03/15/13 (a)	50,000	50,212
Berry Plastics Corp.,
10.75% Sr. Sub. Nts. due 07/15/12	200,000	225,500
Crown European Holdings SA,
9.50% Sr. Sec. Nts. due 03/01/11	100,000	109,750
10.875% Sr. Sec. Nts. due 03/01/13	50,000	58,000

Graham Packaging Co., Inc.,
8.50% Sr. Nts. due 10/15/12 (a)	$50,000	$50,000
9.875% Sr. Sub. Nts. due 10/15/14 (a)	100,000	100,000
Graphic Packaging International,
8.50% Sr. Nts. due 08/15/11	150,000	157,500
9.50% Sr. Sub. Nts. due 08/15/13	100,000	106,000
Jefferson Smurfit Corp.,
7.50% Sr. Unsec. Unsub. Nts. due 06/01/13	100,000	99,500
Owens-Brockway Glass Container, Inc.,
7.75% Sr. Sec. Nts. due 05/15/11	250,000	261,875
8.25% Sr. Unsec. Nts. due 05/15/13	213,000	225,248
8.75% Sr. Sec. Nts. due 11/15/12	250,000	273,125
8.875% Sr. Sec. Nts. due 02/15/09	100,000	106,750
Pliant Corp.,
0%/11.125% Sr. Sec. Disc. Nts. due 06/15/09 (d)	200,000	180,000
Solo Cup Co.,
8.50% Sr. Sub. Nts. due 02/15/14	300,000	300,000
Stone Container Corp.,
7.375% Sr. Nts. due 07/15/14	100,000	99,000
8.375% Sr. Unsec. Nts. due 07/01/12	500,000	516,250
9.25% Sr. Unsec. Nts. due 02/01/08	50,000	53,250
9.75% Sr. Unsec. Nts. due 02/01/11	100,000	107,000
Tekni-Plex, Inc.,
8.75% Sr. Sec. Nts. due 11/15/13 (a)	263,000	249,193
12.75% Sr. Sub. Nts., Series B due 06/15/10	100,000	83,500
Pharmaceuticals - .20%
Sybron Dental Specialties, Inc.,
8.125% Unsec. Sub. Nts. due 06/15/12	150,000	160,875
Valeant Pharmaceuticals International,
7.00% Sr. Nts. due 12/15/11	150,000	151,500
Vicar Operating, Inc.,
9.875% Sr. Sub. Nts. due 12/01/09	200,000	216,500
Warner Chilcott Corp.,
8.75% Sr. Sub. Nts. due 02/01/15 (a)	75,000	75,375
Pipelines - 1.49%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.,
8.875% Sr. Unsec. Nts. due 05/20/11	200,000	212,000
Dynegy Holdings, Inc.,
6.875% Sr. Unsec. Unsub. Nts. due 04/01/11	50,000	44,375
8.75% Sr. Nts. due 02/15/12	763,000	730,573
10.125% Sr. Sec. Nts. due 07/15/13 (a)	200,000	218,000
El Paso Corp.,
7.875% Sr. Unsec. Nts. due 06/15/12	463,000	460,685
El Paso Production Holding Co.,
7.75% Sr. Nts. due 06/01/13	625,000	632,813
Southern Natural Gas Co.,
8.00% Sr. Unsec. Unsub. Nts. due 03/01/32	200,000	214,734
Tennessee Gas Pipeline Co.,
7.00% Sr. Unsec. Debs. due 10/15/28	100,000	98,122
7.50% Unsec. Nts. due 04/01/17	750,000	805,568
Williams Cos., Inc. (The),
7.125% Nts. due 09/01/11	100,000	104,375
7.625% Nts. due 07/15/19	400,000	433,000
8.75% Unsec. Nts. due 03/15/32	500,000	593,750
REITS - .34%
Felcor Lodging LP,
9.00% Sr. Nts. due 06/01/11	213,000	228,975
Host Marriott LP,
6.375% Sr. Nts. due 03/15/15 (a)	180,000	171,900
9.50% Sr. Nts. due 01/15/07	100,000	105,500
La Quinta Properties, Inc.,
7.00% Sr. Sec. Nts. due 08/15/12	75,000	75,938

MeriStar Hospitality Corp.,
9.125% Sr. Unsec. Nts. due 01/15/11	$313,000	$327,085
Trustreet Properties, Inc.,
7.50% Sr. Nts. due 04/01/15 (a)	135,000	134,325
Retail - .55%
Apcoa, Inc.,
9.25% Sr. Unsec. Sub. Nts. due 03/15/08	50,000	49,000
Asbury Automotive Group, Inc.,
9.00% Sr. Sub. Nts. due 06/15/12	100,000	102,000
AutoNation, Inc.,
9.00% Sr. Unsec. Nts. due 08/01/08	200,000	220,000
Carrols Corp.,
9.00% Sr. Sub. Nts. due 01/15/13 (a)	45,000	46,350
Eye Care Centers of America, Inc.,
9.125% Sr. Unsec. Sub. Nts. due 05/01/08 (f)	125,000	127,344
Finlay Fine Jewelry Corp.,
8.375% Sr. Unsec. Nts. due 06/01/12	50,000	47,250
Hollywood Entertainment Corp.,
9.625% Sr. Sub. Nts. due 03/15/11	100,000	113,000
Jean Coutu Group, Inc.,
7.625% Sr. Nts. due 08/01/12	100,000	102,000
8.50% Sr. Sub. Nts. due 08/01/14	200,000	194,250
Petco Animal Supplies, Inc.,
10.75% Sr. Sub. Nts. due 11/01/11	50,000	56,000
Rent-A-Center,
7.50% Sr. Sub. Nts., Series B due 05/01/10	50,000	49,750
Rite Aid Corp.,
8.125% Sr. Sec. Nts. due 05/01/10	150,000	152,250
9.50% Sr. Sec. Nts. due 02/15/11	50,000	53,000
Saks, Inc.,
8.25% Sr. Unsec. Nts. due 11/15/08	300,000	316,500
9.875% Unsec. Nts. due 10/01/11	50,000	54,000
Savings & Loans - .07%
Western Financial Bank,
9.625% Unsec. Sub. Nts. due 05/15/12	200,000	222,000
Semiconductors - .20%
Advanced Micro Devices, Inc.,
7.75% Sr. Unsec. Nts. due 11/01/12 (a)	275,000	270,188
AMI Semiconductor, Inc.,
10.75% Sr. Sub. Nts. due 02/01/13	98,000	117,355
Amkor Technology, Inc.,
9.25% Sr. Unsec. Sub. Nts. due 02/15/08	100,000	95,500
Freescale Semiconductor, Inc.,
7.125% Sr. Unsec. Nts. due 07/15/14	100,000	104,500
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.,
8.00% Sr. Sub. Nts. due 12/15/14 (a)	30,000	30,675
Shipbuilding - .00%
Millenium Seacarriers, Inc.,
12.00% Sr. Sec. Nts. due 07/15/05 (b) (f) (m) (r)	100,000	560
Software - .03%
NDCHealth Corp.,
10.50% Sr. Unsec. Sub. Nts. due 12/01/12	100,000	102,750
Telecommunications - 3.86%
American Cellular Corp.,
10.00% Sr. Nts., Series B due 08/01/11	110,000	101,200
American Color Graphics,
10.00% Sr. Sec. Nts. due 06/15/10	50,000	32,500
American Tower Corp.,
7.50% Sr. Nts. due 05/01/12	200,000	203,000
9.375% Sr. Nts. due 02/01/09	67,000	70,350

American Tower Escrow Corp.,
Zero Coupon Unsec. Disc. Nts. due 08/01/08	$200,000	$150,000
AT&T Corp.,
9.05% Sr. Unsec. Nts. due 11/15/11	550,000	624,938
CellNet Data Systems, Inc.,
14.00% Sr. Unsec. Disc. Nts. due 10/01/07 (b) (r)	45,000	—
Centennial Cellular Operating Co./Centennial Communications Corp.,
10.125% Gtd. Sr. Nts. due 06/15/13	450,000	497,250
Cincinnati Bell, Inc.,
7.00% Sr. Nts. due 02/15/15 (a)	155,000	147,250
8.375% Sr. Sub. Nts. due 01/15/14 (a)	55,000	54,175
Citizens Communications Co.,
6.25% Sr. Nts. due 01/15/13	200,000	188,000
Crown Castle International Corp.,
7.50% Sr. Nts. due 12/01/13	150,000	164,625
10.75% Sr. Unsec. Nts. due 08/01/11	500,000	533,750
Dobson Cellular Systems Corp.,
8.375% Sec. Nts. due 11/01/11 (a)	50,000	51,000
Dobson Communications Corp.,
8.875% Sr. Nts. due 10/01/13	227,000	178,195
Hyperion Telecommunications, Inc., Escrow Shares,
12.00% Nts. due 11/01/07 (f)	50,000	—
Insight Midwest LP/Insight Capital, Inc.,
9.75% Sr. Nts. due 10/01/09	100,000	104,500
Intelsat Bermuda, Ltd.,
8.625% Sr. Nts. due 01/15/15 (a)	150,000	153,000
Iwo Escrow Co.,
6.32% Sr. Sec. Nts. due 01/15/12 (a) (c)	40,000	40,800
Level 3 Communications, Inc.,
9.125% Sr. Unsec. Nts. due 05/01/08	175,000	145,688
Lucent Technologies, Inc.,
6.45% Unsub. Unsec. Debs. due 03/15/29	300,000	258,750
MCI, Inc.,
6.908% Sr. Unsec. Nts. due 05/01/07	217,000	220,798
7.688% Sr. Unsec. Nts. due 05/01/09	450,000	468,000
Metromedia Fiber Network, Inc.,
10.00% Sr. Unsec. Nts., Series B due 11/15/08 (b) (f) (r)	150,000	—
Nextel Communications, Inc.,
7.375% Unsec. Bond due 08/01/15	1,140,000	1,204,125
Nextel Partners, Inc.,
8.125% Sr. Nts. due 07/01/11	100,000	106,250
12.50% Sr. Unsec. Nts. due 11/15/09	137,000	150,700
Nextlink Communications, Inc., Escrow Shares,
9.00% Sr. Unsec. Nts. due 03/15/08 (b) (f) (r)	100,000	—
10.75% Sr. Unsec. Nts. due 11/15/08 (b) (f) (r)	50,000	—
12.25% Sr. Unsec. Disc. Nts. due 06/01/09 (b) (f) (r)	150,000	—
Orbcomm Global LP, Escrow Shares,
14.00% Sr. Nts. due 08/15/05 (f)	75,000	—
Orion Network Systems, Inc.,
12.50% Sr. Disc. Nts. due 01/15/07 (b) (f) (r)	200,000	104,000
PanAmSat Corp.,
9.00% Sr. Unsec. Nts. due 08/15/14	350,000	369,250
PanAmSat Holding Corp.,
0%/10.375% due 11/01/14 (a) (d)	75,000	48,750
Qwest Capital Funding, Inc.,
7.90% Unsec. Nts. due 08/15/10	138,000	132,135
Qwest Corp.,
9.125% Unsec. Unsub. Nts. due 03/15/12 (a)	500,000	543,750
Qwest Services Corp.,
14.00% Sr. Sec. Sub. Nts. due 12/15/10 (a)	900,000	1,041,750
14.50% Nts. due 12/15/14 (a)	400,000	483,000

Rogers Wireless Communications, Inc.,
7.50% Sr. Sec. Nts. due 03/15/15	$250,000	$258,125
8.00% Sr. Sub. Nts. due 12/15/12	250,000	256,875
Rural Cellular Corp.,
8.25% Sr. Sec. Nts. due 03/15/12	150,000	153,000
9.625% Sr. Sub. Nts., Series B due 05/15/08	50,000	47,750
9.75% Sr. Sub. Nts. due 01/15/10	213,000	194,895
9.875% Sr. Nts. due 02/01/10	100,000	100,500
SBA Communications Corp.,
8.50% Sr. Nts. due 12/01/12 (a)	200,000	207,000
SBA Telecommunications, Inc./SBA Communications Corp.,
0%/9.75% Sr. Disc. Nts. due 12/15/11 (d)	463,000	399,338
Telus Corp.,
7.50% Nts. due 06/01/07	350,000	372,549
Time Warner Telecom Holdings, Inc.,
9.25% Sr. Nts. due 02/15/14 (a)	155,000	148,800
Time Warner Telecom, Inc.,
10.125% Sr. Unsec. Nts. due 02/01/11	200,000	193,000
Triton PCS, Inc.,
8.50% Sr. Nts. due 06/01/13	300,000	276,000
UbiquiTel Operating Co.,
9.875% Sr. Nts. due 03/01/11	300,000	330,750
US Unwired, Inc.,
10.00% Sr. Sec. Nts. due 06/15/12	125,000	138,438
Western Wireless Corp.,
9.25% Sr. Nts. due 07/15/13	81,000	92,340
Textiles - .21%
Collins & Aikman Floorcoverings, Inc.,
9.75% Sr. Unsec. Sub. Nts. due 02/15/10	175,000	186,375
INVISTA,
9.25% Sr. Nts. due 05/01/12 (a)	400,000	440,000
Transportation - .12%
CP Ships, Ltd.,
10.375% Sr. Unsec. Nts. due 07/15/12	150,000	171,375
Horizon Lines, LLC,
9.00% Nts. due 11/01/12 (a)	100,000	106,500
Navigator Gas Transport PLC,
10.50% First Priority Ship Mtg. Nts. due 06/30/07 (a) (b) (f) (r)	25,000	20,750
Petroleum Helicopters, Inc.,
9.375% Sr. Nts. due 05/01/09	75,000	79,688
Venture Capital - .03%
Arch Western Finance LLC,
6.75% Sr. Nts. due 07/01/13	100,000	100,500

Total Corporate Bonds and Notes (cost: $100,703,606)		101,403,571

	shares

Common Stocks - 1.29%
Aetna, Inc.	800	59,960
Amerada Hess Corp.	590	56,764
Anadarko Petroleum Corp.	760	57,836
Apache Corp.	940	57,528
Apple Computer, Inc. (b)	1,430	59,588
Ashland, Inc.	910	61,398
Aurora Foods, Inc., Equity Trust Interests (f) (m)	56	73,061
Autonation, Inc. (b)	3,020	57,199
Bear Stearns Cos. (The), Inc.	600	59,940
Broadwing Corp. (b)	139	576

Burlington Resources, Inc.	1,160	$58,081
Centex Corp.	950	54,407
Charles River Labs (b)	760	35,750
Chesapeake Energy Corp.	47	1,031
Chesapeake Energy Corp. (b)	66	1,448
ChevronTexaco Corp.	980	57,144
Chubb Corp.	760	60,245
Cigna Corp.	670	59,831
Classic Holdco LLC (b) (f)	66	—
ConocoPhillips	540	58,234
Conseco, Inc. (b)	4,662	95,198
Countrywide Financial Corp.	1,720	55,831
Covad Communications Group, Inc. (b)	4,132	4,958
Cummins, Inc.	810	56,984
Devon Energy Corp.	1,250	59,688
Dillard’s, Inc. - Class A	2,520	67,788
Dobson Communications Corp. - Class A (b)	6,436	13,001
Eog Resources, Inc.	1,310	63,849
Equinix, Inc. (b)	495	20,958
Ford Motor Co.	4,800	54,384
General Motors Corp.	1,710	50,257
Humana, Inc. (b)	1,750	55,895
Huntsman Corp. (b)	1,957	45,637
ICO Global Communication Holdings Ltd. (b)	3,007	10,104
KB Home	500	58,730
Leap Wireless International, Inc. (b)	618	16,099
Lehman Brothers Holdings, Inc.	660	62,146
Loews Corp.	820	60,303
Louisiana-Pacific Corp.	2,270	57,068
Marathon Oil Corp.	1,250	58,650
MCI, Inc.	407	10,142
Metlife, Inc.	1,460	57,086
National City Corp.	1,680	56,280
NCR Corp. (b)	1,570	52,972
Norfolk Southern Corp.	1,630	60,392
Novell, Inc. (b)	11,340	67,586
NTL, Inc. (b)	3,845	244,811
Nucor Corp.	990	56,984
Nvidia Corp. (b)	2,170	51,559
Occidental Petroleum Corp.	820	58,359
OfficeMax, Inc.	1,840	61,640
OpTel, Inc. (a) (b)	85	—
Orbital Sciences Corp. (b)	279	2,701
Paxson Communications Corp., Escrow Shares (b) (f)	49,569	—
PG&E Corp.	1,690	57,629
Phelps Dodge Corp.	570	57,986
Pioneer Cos., Inc. (b)	1,786	40,542
Prandium, Inc. (b) (f)	3,625	22
Providian Financial Corp. (b)	3,420	58,687
Pulte Homes, Inc.	790	58,168
Purina Mills, Inc., Escrow Shares (b) (f)	50,000	—
Rockwell Automation, Inc.	1,000	56,640
Sempra Energy	1,490	59,362
Southern Pacific Funding Corp., Liquidating Trust (b) (f) (m)	52,418	—
Sterling Chemicals, Inc. (b) (f)	266	10,906
Sunoco, Inc.	590	61,077
Supervalu, Inc.	1,870	62,365
Telewest Global, Inc. (b)	5,680	101,047
TVMAX Holdings, Inc. (b) (f)	250	250
TXU Corp.	770	61,315
United States Steel Corp.	1,010	51,359

UnitedGlobalCom, Inc. - Class A (b)	19,855	$187,828
Unocal Corp.	1,000	61,690
USA Mobility, Inc. (b)	245	7,938
Valero Energy Corp.	830	60,814
Viatel Holding Ltd. (Bermuda) (b) (f)	451	248
Viatel, Inc. (b)	401	—
Western Forest Products, Inc. (b)	8,485	71,004
WRC Media Corp. (a) (b) (f)	270	5
XL Capital Ltd.-Class A	800	57,896
XO Communications, Inc. (b)	255	632
XTO Energy, Inc.	1,773	58,225

Total Common Stocks (cost: $4,635,117)		3,921,696

Preferred Stocks - .14%
BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26 (b) (f)	100,000	110,250
Dobson Communications Corp., 6.00% Cvt. Series F, Non-Vtg. (a)	100	7,750
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. (b) (f)	620	—
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. (b) (f)	10	38,000
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. (b) (f) (m)	43	—
Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg. (f) (h)	5	34,000
PTV, Inc., 10.00% Cum., Series A, Non-Vtg.	3	11
Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg. (b) (f) (h)	55	48,950
Sovereign Real Estate Investment Trust, 12.00% Non-Cum., Series A (a) (f)	114,000	174,420

Total Preferred Stocks (cost: $437,784)		413,381

	principal amount or units (i & j)

Rights, Warrants and Certificates - .02%
American Tower Corp. Wts., Exp. 08/01/08 (a) (b)	200	44,800
ASAT Finance LLC Wts., Exp. 11/01/06 (a) (b) (f) (m)	50	—
COLO.com, Inc. Wts., Exp. 03/15/10 (a) (b) (f) (m)	50	—
Convergent Communications, Inc. Wts., Exp. 04/01/08 (a) (b) (f) (m)	100	—
Equinix, Inc. Wts., Exp. 12/01/07 (a) (b) (i)	50	—
Grove Investors, Inc., Tranche A Wts., Exp. 09/14/08 (b)	124	—
Grove Investors, Inc., Tranche B Wts., Exp. 09/14/08 (b)	124	—
HF Holdings, Inc. Wts., Exp. 09/27/09 (b) (f)	361	4
Horizon PCS, Inc. Wts., Exp. 10/01/10 (a) (b) (f) (m)	200	—
ICO Global Communication Holdings Ltd. Wts., Exp. 05/16/06 (b) (f)	755	15
Insilco Corp. Wts., Exp. 08/15/07 (b) (f) (m)	20	—
Long Distance International, Inc. Wts., Exp. 04/15/08 (b) (f) (m)	50	—
Loral Space & Communications Ltd. Wts., Exp. 01/15/07 (b) (f) (m)	100	—
Millenium Seacarriers, Inc. Wts., Exp. 07/15/05 (b)	100	1
Ntelos, Inc. Wts., Exp. 08/15/10 (a) (b) (f) (m)	50	—
Pathmark Stores, Inc. Wts., Exp. 09/19/10 (b)	970	174
PLD Telekom, Inc. Wts., Exp. 06/01/06 (b)	50	—

Price Communications Corp. Wts., Exp. 08/01/07 (b)	516	$—
Sterling Chemicals, Inc. Wts., Exp. 12/31/07 (b) (f) (m)	429	2,747
Venezuela (Republic of) Oil-Linked Payment Obligation Wts., Exp. 4/15/2020 (b)	2,800	—
Verado Holdings, Inc., Cl. B Wts., Exp. 04/15/08 (b) (f) (m)	75	50
XO Communications, Inc., Cl. A Wts., Exp. 01/16/10 (b)	508	178
XO Communications, Inc., Cl. B Wts., Exp. 01/16/10 (b)	380	80
XO Communications, Inc., Cl. C Wts., Exp. 01/16/10 (b)	380	63

Total Rights, Warrants and Certificates (cost: $44,249)		48,112

Structured Instruments - 7.50%
Aries Vermoegensverwaltungs GmbH Credit Linked Nts.,
7.75% due 10/25/09 (a) (f) (EUR)	$250,000	364,222
9.60% due 10/25/14	1,750,000	2,105,600
Citigroup Global Markets Holdings, Inc.,
Brazilian Real Unsec. Credit Linked Nts., 10.00% due 01/05/10 (BRL)	1,570,000	470,759
Brazilian Real Unsec. Credit Linked Nts., 10.00% due 01/05/10 (BRL)	996,000	298,647
Brazilian Real Unsec. Credit Linked Nts., 18.80% due 01/03/08 (BRL)	655,211	155,422
Brazilian Real Unsec. Credit Linked Nts., 19.85% due 01/02/09 (BRL)	752,072	152,569
Brazilian Real Unsec. Credit Linked Nts., 20.40% due 01/05/10 (BRL)	841,827	148,006
Colombia (Republic of) Credit Linked Nts., Series II, 15.00% due 04/26/12 (a) (COP)	186,420,823	99,026
Colombia (Republic of) Unsec. Credit Linked Nts., 15.00% due 03/15/07 (COP)	826,805	909,485
Colombia (Republic of) Unsec. Credit Linked Nts., 15.00% due 04/26/12 (COP)	315,900,000	149,267
Colombia (Republic of) Unsec. Credit Linked Nts., 15.00% due 04/27/12 (COP)	352,000,000	166,324
Colombia (Republic of) Unsec. Credit Linked Nts., 15.00% due 04/27/12 (COP)	348,809	354,076
Colombia (Republic of) Unsec. Credit Linked Nts., Series B, 15.00% due 04/26/12 (COP)	405,000,000	191,213
Dominican Republic Peso Credit Linked Nts., Zero Coupon due 03/10/06 (DOP)	220,008	242,011
Dominican Republic Peso Credit Linked Nts., Zero Coupon due 03/31/06 (DOP)	174,119	174,305
Dominican Republic Peso Unsec. Credit Linked Nts., Zero Coupon due 03/03/06 (DOP)	404,266	450,781
Egypt (The Arab Republic of) Pounds Unsec. Credit Linked Nts., Zero Coupon due 12/29/05 (EGP)	470,000	76,027
Egypt (The Arab Republic of) Pounds Unsec. Credit Linked Nts., Zero Coupon due 01/12/06 (EGP)	1,540,000	248,312
Egypt (The Arab Republic of) Pounds Unsec. Credit Linked Nts., Zero Coupon due 02/09/06 (EGP)	1,968,000	309,790
Egypt (The Arab Republic of) Pounds Unsec. Credit Linked Nts., 8.00% due 10/28/05 (EGP)	1,350,000	219,608
Peruvian Sol Credit Linked Nts., Series II, 2.33% due 04/13/05	930,000	286,899
Ukraine Hryvnia Unsec. Credit Linked Nts., 9.68% due 05/06/05 (f) (UAH)	1,318,000	249,484

Credit Suisse First Boston Corp.,
US Dollar/South African Rand Linked Nts., Series FBI43, 1.196% due 05/23/22 (c)	$245,000	$240,468
Credit Suisse First Boston Corp. (Cayman),
Russia (Government of) Linked Bonds, Series 24, 15.00% due 09/02/05 (RUB)	564,000	21,167
Russia (Government of) Linked Nts., Series 24, 15.00% due 09/02/05 (RUB)	12,300,000	465,300
Turkey (Republic of) Credit Linked Nts., Series EMG 7 15.00% due 02/10/10 (TRY)	1,013,000	750,370
Credit Suisse First Boston Corp. (Nassau Branch),
Turkey (Republic of) Credit Linked Nts., 20.00% due 10/18/07	120,000	135,229
Turkey (Republic of) Credit Linked Nts., Series EM 868, Zero Coupon due 08/24/05 (c)	745,000	700,896
Turkey (Republic of) Credit Linked Nts., Series EM 872, 25.85% due 10/20/05 (c) (TRY)	190,450	159,480
Turkey (Republic of) Credit Linked Nts., Series EM 880, 20.00% due 10/18/07 (TRY)	582,230	532,460
Turkey (Republic of) Credit Linked Nts., Series EMG4, Zero Coupon due 07/05/06 (TRY)	650,323	391,644
Turkey (Republic of) Credit Linked Nts., Series NAS 316, Zero Coupon due 02/23/06	207,000	178,600
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94% due 12/30/09 (UAH)	224,000	53,298
Credit Suisse First Boston International,
Lukoil Credit Linked Nts., Series FBI 105, 7.25% due 11/19/09 (RUB)	9,640,000	341,703
Moscow (City of) Credit Linked Nts., Series FBI 101, 10.00% due 12/31/10 (RUB)	8,645,000	339,620
Moscow (City of) Credit Linked Nts., Series FBI 98, 11.00% due 04/21/09 (RUB)	8,895,000	341,783
OAO Gazprom Credit Linked Nts., 8.11% due 01/21/07 (RUB)	9,335,000	339,365
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94% due 12/30/09 (UAH)	745,000	177,263
Deutsche Bank AG,
Botswana (Republic of) Credit Linked Nts., 10.75% due 06/01/05 (f) (BWP)	350,000	76,055
European Investment Bank CreditBonds, Zero Coupon due 01/19/10 (a)	240,000	177,708
Indonesia (Republic of) Credit Linked Nts., 9.50% due 06/22/15	280,000	259,280
Indonesia (Republic of) Credit Linked Nts., 14.25% due 06/22/13 (f)	320,000	384,320
Indonesia (Republic of) Credit Linked Nts., 14.25% due 06/22/13 (f) (IDR)	2,964,800,000	376,000
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25% due 06/22/13	294,400	353,574
Moscow (City of) Linked Nts., 10.00% due 05/27/05 (RUB)	6,595,000	240,813
Nigeria (Federal Republic of) Credit Linked Nts., Zero Coupon due 08/17/05 (NGN)	21,900,000	157,251
Nigeria (Federal Republic of) Naira Linked Nts., Zero Coupon due 06/16/05 (NGN)	31,000,000	229,657
Nigeria (Federal Republic of) Naira Linked Nts., Zero Coupon due 06/02/05 (NGN)	22,595,000	167,287
Nigeria (Federal Republic of) Naira Linked Nts., Zero Coupon due 06/02/05 (NGN)	38,392,000	284,244
Nigeria (Federal Republic of) Treasury Nts., Zero Coupon due 04/14/05 (NGN)	17,520,000	132,441
Philippines (Republic of) Credit Linked Nts., 12.00% due 01/31/09 (f) (PHP)	8,080,000	153,016
Philippines (Republic of) Linked Nts., 12.375% due 11/04/09 (f) (PHP)	15,700,000	306,118
Philippines (Republic of) Linked Nts., 12.375% due 02/24/15 (f) (PHP)	2,770,000	50,677

Romania (The State of) Leu Linked Nts., Zero Coupon due 05/12/05 (ROL)	$5,300,000,000	$186,794
Romania (The State of) Leu Linked Nts., 11.49% due 12/06/06 (ROL)	2,628,800,000	98,905
Russian Federation Linked Nts., 8.33% due 12/02/09 (RUB)	6,685,000	243,924
Ukraine (Republic of) Credit Linked Nts., 10.208% due 07/01/09 (f) (UAH)	1,387,000	313,085
Ukraine (Republic of) Credit Linked Nts., 11.94% due 12/30/09 (UAH)	92,000	21,216
Ukraine (Republic of) Credit Linked Nts., 11.94% due 12/30/09 (UAH)	325,000	70,086
Ukraine (Republic of) Hryvnia Credit Linked Nts., 29.25% due 05/31/06 (UAH)	588,000	123,607
Ukraine Hyrvnia Unsec Credit Linked Nts., 9.43% due 05/25/05 (UAH)	1,563,985	304,454
Videocon International Ltd. Credit Linked Nts, 4.95% due 12/29/09 (f)	590,000	585,811
Deutsche Bank AG (London Branch),
Brazil (Federal Republic of) Credit Linked Nts., Series E, Zero Coupon due 03/03/10 (BRL)	600,000	288,000
JP Morgan Chase Bank,
Brazil (Federal Republic of) Linked Nts., Zero Coupon due 01/02/15 (BRL)	3,730,000	305,324
Brazil (Federal Republic of)Linked Nts., Zero Coupon due 01/02/15 (BRL)	1,250,600	102,370
Lehman Brothers International,
Romania (The State of) Treasury Bills Linked Nts., 13.99% due 04/04/05 (ROL)	1,590,000,000	63,449
Romania (The State of) Treasury Bills Linked Nts., 14.20% due 04/18/05 (ROL)	640,000,000	25,736
Romania (The State of) Treasury Bills Linked Nts., 15.00% due 05/09/05 (ROL)	640,000,000	25,788
Romania (The State of) Treasury Bills Total Return Linked Nts., Zero Coupon due 04/21/05 (ROL)	557,000,000	19,601
Romania (The State of) Treasury Bills Total Return Linked Nts., Zero Coupon due 04/28/05 (ROL)	370,000,000	13,000
Romania (The State of) Treasury Bills Total Return Linked Nts., 7.90% due 02/08/10 (ROL)	2,798,000,000	99,963
Romania (The State of) Treasury Bills Total Return Linked Nts., 14.80% due 05/23/05 (ROL)	471,000,000	18,887
Turkey (Republic of) Treasury Bills Total Return Linked Nts., Zero Coupon due 05/25/05	506,036	540,547
Turkey (Republic of) Treasury Bills Total Return Linked Nts., Zero Coupon due 08/24/05	475,000	436,383
Turkey (Republic of) Treasury Bills Total Return Linked Nts., 20.00% due 10/18/07 (TRY)	611,171	564,771
Lehman Brothers Special Financing, Inc.,
Romania (The State of) Linked Nts., 6.50% due 03/08/10 (ROL)	7,545,000,000	267,820
Romania (The State of) Treasury Bills Linked Nts., 6.75% due 03/10/08 (ROL)	8,800,000,000	312,032
Romania (The State of) Treasury Bills Linked Nts., 7.90% due 02/11/08 (ROL)	6,403,000,000	228,433
UBS AG,
Israel (State of) Shekel Linked Nts., 7.50% due 04/05/14 (ILS)	1,742,800	435,630
OAO Gazprom III Credit Nts., Zero Coupon due 07/05/06	760,000	787,877

Total Structured Instruments (cost: $22,307,563)		22,822,413

	expiration date	strike price	contracts/face subject to call/put

Options Purchased - .00%
Mexican Peso Put	04/05	11.171 MXN	3,200,000	$1,172

Total Options Purchased (cost: $1,172)				1,172

	principal amount

Short-Term Investments - 8.59%
Triparty Repurchase Agreement dated March 31, 2005 with Investors Bank & Trust Co., effective yield of 2.01%, due April 1, 2005, collateralized by U.S. Treasury Bonds, 3.50%, November 15, 2009, with a value of $26,657,620	$26,134,920	26,134,920

Total Short-Term Investments (cost: $26,134,920)		26,134,920

Total Securities (cost: $318,371,329) - 105.66%		321,571,313
Other Assets and Liabilities, Net - (5.66)%		(17,213,784)
Net Assets - 100.00%		$304,357,529

The accompanying notes are an integral part of these statements of investments.

Statements of Investments in Securities and Net Assets	March 31, 2005 (unaudited)

Atlas U.S. Government and Mortgage Securities Fund

		market value
	principal amount	(note 1)
Mortgage-Backed Obligations - 100.06%
Government-Sponsored Enterprises - 99.67%
Fannie Mae,
5.00% due 06/01/18-03/01/34	$43,481,179	$72,711,493
5.00% due 04/01/35 (n)	10,431,000	10,196,302
5.50% due 09/01/17-02/01/35	29,769,427	50,491,884
5.50% due 04/01/20 (n)	10,000,000	10,187,500
5.50% due 04/01/35 (n)	36,637,000	36,682,796
6.00% due 02/01/29-10/01/32	258,911	34,074,343
6.00% due 04/01/35 (n)	10,000,000	10,218,750
6.00% due 04/01/20 (n)	5,000,000	5,162,500
6.50% due 06/01/23-08/01/32	145,838	19,651,211
6.50% due 07/01/31 (k)	116,258	120,918
6.50% due 04/01/35 (n)	6,946,000	7,206,475
7.50% due 12/01/17-01/01/30	12,672	1,660,244
8.00% due 12/01/24-02/01/28	9,728	2,181,330
8.50% due 08/01/14-03/01/27	8,538	688,638
9.00% due 06/01/21-04/01/25	9,091	421,537
9.50% due 10/01/20-11/01/20	716	5,070
Freddie Mac,
6.50% due 02/01/31	55,201	147,248
7.00% due 12/01/23-05/01/29	290,407	510,813
7.50% due 02/01/23-05/01/24	44,447	1,286,408
8.00% due 06/01/24-11/01/26	161,656	467,975
8.50% due 10/01/21-08/01/26	93,387	181,787
9.00% due 08/01/19-10/01/24	15,405	259,728
9.50% due 09/01/16-06/01/21	53,898	98,065
10.00% due 08/01/17-08/01/20	187	7,306
10.50% due 12/01/18-05/01/20	12,616	22,719
U.S. Government Agencies - .39%
Government National Mortgage Association,
7.50% due 10/15/22-03/15/24	166,409	848,797
8.00% due 04/15/23-06/15/25	88,720	179,563
8.50% due 07/15/16	2,690	2,926
Total Mortgage-Backed Obligations (cost: $263,935,226)		265,674,326

Collateralized Mortgage Obligations - 27.61%
Fannie Mae Floating Collateralized Mortgage Obligation,
2.25% due 04/15/16	7,604,709	7,536,170
2.75% due 06/15/18	3,745,602	3,740,023
3.15% due 06/25/30	5,336,052	5,332,738
3.20% due 03/25/17	4,294,732	4,306,605
3.20% due 03/25/17	8,669,069	8,702,045
3.25% due 06/25/15	5,000,000	5,019,703
4.00% due 12/15/12	2,483,316	2,481,174
6.50% due 08/15/28	1,260,603	1,308,937
6.50% due 12/20/28	1,115,005	1,162,750

1

Fannie Mae, Interest-Only Stripped Mortgage-Backed Security,
Trust 2005-40, Cl. SA, 4.05% due 05/25/35 (g)	$10,000,000	$582,812
Trust 2005-40, Cl. SB, 4.05% due 05/25/35 (g)	9,000,000	534,023
Trust 333, Cl. 2, 5.50% due 03/01/33 (g)	1,861,171	445,577
Trust 338, Cl. 2, 5.50% due 06/01/33 (g)	1,996,920	477,677
Trust 331, Cl. 9, 6.50% due 12/01/32 (g)	5,224,212	1,134,023
Freddie Mac Floating Collateralized Mortgage Obligation,
3.16% due 05/15/22	10,592,224	10,651,839
3.16% due 11/15/32	4,441,502	4,462,987
3.21% due 10/15/32	3,976,070	3,996,216
3.31% due 03/15/32	1,082,724	1,092,666
6.50% due 04/15/28	688,773	716,023
6.50% due 05/15/28	672,898	698,680
6.50% due 07/15/28	2,450,823	2,532,811
Freddie Mac, Interest-Only Stripped Floating Mortgage-Backed Security,
Series 2399, Cl. SG, 5.14% due 12/15/26 (g)	3,504,410	320,804
Freddie Mac, Interest-Only Stripped Mortgage-Backed Security,
Series 217, Cl. IO, 6.50% due 02/01/32 (g)	1,245,054	273,136
GNMA Floating Collateralized Mortgage Obligation,
3.22% due 10/16/29	4,101,117	4,126,226
5.50% due 04/20/31	257,580	258,553
6.50% due 09/20/28	1,369,922	1,424,146
Total Collateralized Mortgage Obligations (cost: $73,027,626)		73,318,344

Short-Term Investments - 1.48%

Triparty Repurchase Agreement dated March 31, 2005 with Investors Bank & Trust Co., effective yield of 2.01%, due April 1, 2005, collateralized by U.S. Treasury Bonds, 3.50%, November 15, 2009, with a value of $4,001,882	$3,923,411	3,923,411
Total Short-Term Investments (cost: $3,923,411)		3,923,411

Total Securities (cost: $340,886,263) - 129.15%		342,916,081
Other Assets and Liabilities, Net - (29.15)%		(77,395,399)
Net Assets - 100.00%		$265,520,682

The accompanying notes are an integral part of these statements of investments.

2

Statements of Investments in Securities and Net Assets	March 31, 2005 (unaudited)

Atlas California Municipal Money Fund

		market value
	principal amount	(note 1)

Commercial Paper - 7.71%
General Obligations - 7.71%
Los Angeles Municipal Improvement Corp.,
1.96% due 05/03/05	$1,100,000	$1,100,000
State Infrastructure & Economic Development Bank,
2.10% due 08/09/05	600,000	600,000
Ventura Public Financing Authority,
1.93% due 04/07/05	1,500,000	1,500,000
Total Commercial Paper (cost: $3,200,000)		3,200,000

Fixed Rate Bonds and Notes - 2.73%
Bay Area Government Association, Rapid Transit, Series A, AMBAC Insured,
3.50% due 06/15/05	130,000	130,513
Freemont, Tax and Revenue Anticipation Notes,
3.00% due 10/06/05	400,000	402,859
Los Angeles, Unified School District, Tax and Revenue Anticipation Notes, Series A,
3.00% due 09/01/05	200,000	201,246
State, General Obligation, Revenue Anticipation Notes,
Series A, 3.00% due 06/30/05	400,000	401,233
Total Fixed Rate Bonds and Notes (cost: $1,135,851)		1,135,851

Variable Rate Demand Notes * - 88.68%
Alameda County Industrial Development Authority Revenue, Tool Family Partnership, Series A, AMT,
2.15% due 07/01/27	800,000	800,000
Anaheim, COP, 1993 Refinancing Projects,
2.26% due 08/01/19	1,400,000	1,400,000
Big Bear Lake, Industrial Revenue, Southwest Gas Corp. Project,
Series A, AMT, 2.33% due 12/01/28	1,400,000	1,400,000
Concord Multi-Family Mortgage Revenue, FNMA Insured,
2.23% due 07/15/18	800,000	800,000
Fresno Sewer Revenue, Sub. Lien, Series A, FGIC Insured,
2.23% due 09/01/25	1,000,000	1,000,000
Grant, Joint Union High School District, Bridge Funding Program, FSA Insured,
2.23% due 07/01/37	300,000	300,000
Irvine, Improvement Board Act of 1915, Assessment District No. 97-17,
2.28% due 09/02/23	300,000	300,000
Irvine, Unified School District, Special Tax Refunding,
Community Facilities District 01-1, 2.28% due 09/01/38	1,000,000	1,000,000
Community Facilities District 03-1, 2.28% due 09/01/39	500,000	500,000

1

Los Angeles, Community Development, COP, Willowbrook Project,
2.25% due 11/01/15	$1,500,000	$1,500,000
Los Angeles, Unified School District, COP, Belmont Learning Complex, Series A,
2.22% due 12/01/17	400,000	400,000
Los Angeles, Wastewater System Revenue, Series A, FGIC Insured,
2.15% due 12/01/31	600,000	600,000
Modesto, Multi-Family Housing Revenue, Shadowbrook Apartments, Series A, FNMA Insured,
2.24% due 05/15/31	1,000,000	1,000,000
Oakland, COP, Capital Equipment Project,
2.28% due 12/01/15	500,000	500,000
Orange County, Apartment Development Revenue, Aliso Creek Project, Series B,
2.20% due 11/01/22	1,600,000	1,600,000
Orange County, Improvement Bond Act of 1915, Assessment District No. 01-1, Series A
2.28% due 09/02/33	500,000	500,000
Riverside County Housing Authority, Multi-Family Housing Mortgage Revenue, Mountain View Apartments, Series A,
2.09% due 08/01/25	675,000	675,000
Sacramento, Sanitation District Financing Authority Revenue, Series C,
2.28% due 12/01/30	1,500,000	1,500,000
San Francisco, City & County Redevelopment Agency, Multi-Family Revenue, Fillmore Center Project B-1,
2.29% due 12/01/17	1,900,000	1,900,000
San Jose, Financing Authority Lease Revenue, Hayes Mansion, Series D,
2.24% due 07/01/26	1,050,000	1,050,000
Southern California Public Power Authority, Transmission Project Revenue Refunding, Southern Transmission, Series B, FSA Insured,
2.23% due 07/01/23	2,500,000	2,500,000
State Department of Water Resources, Power Supply Revenue,
Series B-3, 2.25% due 05/01/22	1,400,000	1,400,000
Series B-6, 2.28% due 05/01/22	600,000	600,000
Series C-12, 2.23% due 05/01/22	600,000	600,000
State Health Facilities Financing Authority Revenue,
Adventist Health System, Series B, 2.23% due 09/01/25	400,000	400,000
Catholic Healthcare, Series B, 2.14% due 07/01/16	800,000	800,000
Scripps Memorial Hospital, Series B, 2.18% due 10/01/21	300,000	300,000
State Infrastructure & Economic Development Bank Revenue, J Paul Getty Trust, Series A,
2.25% due 04/01/33	1,100,000	1,100,000
State Pollution Control Financing Authority, Pollution Control Revenue, Pacific Gas & Electric Corp.,
Series B, AMT, 2.33% due 11/01/26	200,000	200,000
Series C, 2.30% due 11/01/26	1,100,000	1,100,000
State University Financing Authority Revenue, Rental Housing,
1.60% due 08/01/31	400,000	400,000
State, General Obligation,
Series B-1, 2.25% due 05/01/34	800,000	800,000
Series C-7, 2.28% due 07/01/23	600,000	600,000
State, General Obligation, Kindergarten University,
Series A-1, 2.25% due 05/01/34	2,400,000	2,400,000
Series B-2, 2.23% due 05/01/34	1,200,000	1,200,000
Statewide Communities Development Authority,
Robert Louis Stevenson Development, 2.26% due 02/01/31	1,250,000	1,250,000
Solid Waste Facilities Revenue, Chevron USA, Inc. Project, AMT, 2.30% due 12/15/24	1,750,000	1,750,000

2

Tulare, Health Care District, Health Facilities Revenue,
2.26% due 12/01/32	$700,000	$700,000
Total Variable Rate Demand Notes * (cost: $36,825,000)		36,825,000
Total Securities (cost: $41,160,851) - 99.12%		41,160,851
Other Assets and Liabilities, Net - .88%		366,409
Net Assets - 100.00%		$41,527,260

The accompanying notes are an integral part of these statements of investments.

3

Statements of Investments in Securities and Net Assets	March 31, 2005 (unaudited)

Atlas Money Market Fund

		market value
	principal amount	(note 1)

Commercial Paper - 47.94%
Banks - 16.71%
Barclays U.S. Funding Corp.,
2.59% due 04/11/05	$2,500,000	$2,489,208
State Street Corp.,
2.78% due 04/27/05	2,500,000	2,494,208
UBS Finance Delaware LLC,
2.63% due 05/03/05	2,500,000	2,481,919
US Bank NA, Note,
2.03% due 04/29/05	2,500,000	2,498,472
Commercial Services - 4.19%
Salvation Army,
3.00% due 06/06/05	2,500,000	2,500,000
Diversified Financial Services - 12.45%
AIG Funding, Inc.,
2.57% due 04/06/05	1,500,000	1,494,860
2.73% due 05/18/05	1,000,000	993,175
American Express Credit Corp.,
2.65% due 04/08/05	2,500,000	2,493,375
General Electric Capital Corp.,
2.63% due 04/18/05	1,450,000	1,443,432
2.74% due 04/18/05	1,000,000	997,412
Municipal - 10.40%
Texas Public Finance Authority,
2.78% due 05/10/05	2,500,000	2,500,000
Transmission Agency of Northern California,
2.80% due 05/05/05	2,000,000	2,000,000
University of Michigan,
2.85% due 05/06/05	1,700,000	1,700,000
Oil & Gas - 4.19%
ChevronTexaco Corp.,
2.74% due 04/01/05	2,500,000	2,498,478
Total Commercial Paper (cost: $28,584,539)		28,584,539

Government-Sponsored Enterprises (Non-Mortgage-Backed) - 11.05%
Federal Home Loan Bank,
2.47% due 06/01/05	1,000,000	987,924
Freddie Mac,
2.54% due 04/01/05	5,600,000	5,599,605
Total Government-Sponsored Enterprises (Non-Mortgage-Backed) (cost: $6,587,529)		6,587,529

1

Certificates of Deposit - 14.09%
Bank of America Corp., CD, 2.61% due 04/20/05	$800,000	$799,955
HSBC Bank USA, CD, 2.84% due 07/26/05	2,500,000	2,500,000
Toronto-Dominion Bank, CD, 2.50% due 04/04/05	2,600,000	2,600,002
Wells Fargo Bank NA, CD, 2.59% due 04/04/05	2,500,000	2,500,000
Total Certificates of Deposit (cost: $8,399,957)		8,399,957

Fixed Rate Bonds and Notes - 3.37%
Massachusetts Municipal Wholesale Electric Co., Power Supply System Revenue Bond,
4.63% due 07/01/05	2,000,000	2,009,111
Total Fixed Rate Bonds and Notes (cost: $2,009,111)		2,009,111
Variable Rate Demand Notes * - 28.06%
Cleveland, OH, Airport System Revenue Bond,
2.86% due 01/01/20	2,000,000	2,000,000
LoanStar Assets Partners LP, Student Loan Revenue Bond,
2.83% due 02/01/41	2,000,000	2,000,000
New Jersey Economic Development Authority Revenue Bond,
2.696% due 10/01/21	2,500,000	2,500,000
New York State Dormitory Authority Revenue Bond,
2.85% due 12/15/14	2,425,000	2,425,000
New York State Housing Finance Agency Revenue Bond,
2.83% due 05/15/36	2,000,000	2,000,000
Sacramento County, CA, Revenue Bond,
2.84% due 07/01/22	1,700,000	1,700,000
Washington, Housing Finance Commission, Multi-Family Revenue Bond,
2.90% due 05/15/35	1,800,000	1,800,000
2.92% due 12/01/40	2,310,000	2,310,000
Total Variable Rate Demand Notes * (cost: $16,735,000)		16,735,000
Total Securities (cost: $62,316,136) - 104.51%		62,316,136
Other Assets and Liabilities, Net - (4.51)%		(2,689,208)
Net Assets - 100.00%		$59,626,928

The accompanying notes are an integral part of these statements of investments.

2

Statements of Investments in Securities and Net Assets	March 31, 2005 (unaudited)

Atlas U.S. Treasury Money Fund

		market value
	principal amount	(note 1)
U.S. Government Obligations - 100.65%
U.S. Treasury Bills,
2.422% - 2.984% due 04/07/05 - 08/25/05	$14,860,000	$14,836,977
U.S. Treasury Notes,
1.625% - 6.75% due 04/30/05 - 11/15/05	5,100,000	5,151,691
Total U.S. Government Obligations (cost: $19,988,668)		19,988,668
Total Securities (cost: $19,988,668) - 100.65%		19,988,668
Other Assets and Liabilities, Net - (.65)%		(129,202)
Net Assets - 100.00%		$19,859,466

The accompanying notes are an integral part of these statements of investments.

1

*

Variable rate demand notes are tax-exempt obligations which contain a floating or variable rate adjustment formula (computed daily or weekly) and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon short notice prior to specified dates. The interest may change on specified dates in relationship with changes in a designated rate (such as the prime interest or U.S. Treasury Bill rates).

(a)

Restricted securities which are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the value of these securities amounted to $190,610 or 0.08% of net assets in the Global Growth Fund and $31,493,405 or 10.35% of net assets in the Strategic Income Fund.

(b)	Non-income producing security.

(c)	Represents the current interest rate for a variable rate security.

(d)	Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

(e)	Represents the current interest rate for an increasing rate security.

(f)	Identifies issues considered to be illiquid. See Note 6 of the Notes to Statements of Investments in Securities and Net Assets.

(g)

Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed-income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The prices of these securities are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-through).

(h)	Interest or dividend is paid in kind.

(i)

Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.

(j)	Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARS - Argentinian Nuevo Peso
AUD - Australian Dollar
BRL - Brazilian Real
BWP - Botswana Pula
CAD - Canadian Dollar
COP - Colombian Peso
DEM - German Mark
DOP - Dominican Republic Peso
EGP - Egyptian Pounds
EUR - Euro
GBP - British Pound Sterling
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
JPY - Japanese Yen
MXN - Mexican New Peso
NGN - Nigerian Naira
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian New Sol
PHP - Philippines Peso
PLN - Polish New Zloty
ROL - Romanian Leu
RUB - Russian Ruble
SEK - Swedish Krona
TRY - Turkish New Lira
UAH - Ukraine Hryvnia
USD - United States Dollar
ZAR - South African Rand

(k)

Securities in U.S. Government and Mortgage Securities Fund and Strategic Income Fund with aggregate market values of $120,918 and $506,521, respectively, are held in collateralized accounts to cover initial margin requirements for open futures purchases and sales contracts.

(l)	Securities in Strategic Income Fund with an aggregate market value of $532,957 are held in collateralized accounts to cover outstanding forward currency exchange contracts.

(m)	Fair-valued security. See Note 1 of the Notes to Statements of Investments in Securities and Net Assets.

1

(n)	When-issued security to be delivered and settled after March 31, 2005.

(o)

All or part of this security position is on loan at March 31, 2005. The total value of securities on loan at March 31, 2005 is $2,234,044 for Balanced Fund, $949,470 for Growth Opportunities Fund, $3,270,186 for Emerging Growth Fund and $523,222 for Global Growth Fund.

(p)	This security was purchased with cash collateral held from securities lending.

(q)	A sufficient amount of securities has been designated to cover outstanding written swaptions in the Strategic Income Fund, as follows:

			Exercise
			Price/		Market	Unrealized
	Notional	Expiration	Strike	Premium	Value	Appreciation
Written Swaptions:	Amount	Date	Price	Received	(See Note 1)	(Depreciation)
Lehman Brothers Call
Swaption (f),
LIBOR
Rate (1)	3,345,000	6/29/10	5.12%	$29,889	$35,385	$5,496

Deutsche Bank Put
Swaption (f),
LIBOR
Rate (2)	3,270,000	7/14/09	5.755%	10,691	232	(10,459)
				$40,580	$35,617	$(4,963)

(1)          An option on an interest swap.  If exercised, the fund will pay the 6 Month LIBOR (London Interbank Offer Rate) in order to receive the strike rate.

(2)          An option on an interest swap.  If exercised, the fund will pay the strike rate in order to receive the 6 Month AUD-BBR-BBSW (Australian Financial Markets Association’s bank-bill reference rate).

(r)	Issuer is in default.

(s)	The distribution of investments representing geographic diversification of the Atlas Global Growth Fund, as a percentage of total investments at value, is as follows:

Country	Market Value	Percent

United States	$102,980,908	41.08%
Great Britain	36,308,169	14.49
Japan	22,229,677	8.87
France	16,994,171	6.78
Sweden	12,289,155	4.90
Germany	6,309,666	2.52
Korea, Republic of (South)	6,205,533	2.48
Canada	5,732,987	2.29
Bermuda	5,442,316	2.17
Switzerland	5,389,940	2.15
Netherlands	5,385,095	2.15
Brazil	5,306,517	2.12
Hong Kong	4,045,403	1.61
Mexico	4,042,130	1.61
Taiwan	1,936,841	0.77
India	1,931,622	0.77
Australia	1,685,667	0.67
Ireland	1,474,310	0.59
Singapore	1,279,225	0.51
Norway	1,152,010	0.46
Italy	1,107,464	0.44
Portugal	785,329	0.31
Finland	651,993	0.26
	$250,666,128	100.00%

ADR = American Depositary Receipt

AMBAC = AMBAC Indemnity Corporation

AMT = Alternative Minimum Tax

COP = Certificate of Participation

FGIC = Financial Guarantee Insurance Corporation

FSA = Financial Security Assurance Inc.

MBIA = Municipal Bond Investors Assurance

REIT = Real Estate Investment Trust

2

ATLAS FUNDS

Notes to Statements of Investments in Securities and Net Assets	March 31, 2005 (unaudited)

1.  Investment Valuation/Other Investment Policies

Atlas Funds, a Delaware business trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940 (“1940 Act”), as amended, offering sixteen portfolios. The Trust currently consists of the Atlas Balanced Fund, the Atlas Emerging Growth Fund, the Atlas Fund of Funds, the Atlas Global Growth Fund, the Atlas Growth Opportunities Fund, the Atlas S&P 500 Index Fund, the Atlas Strategic Growth Fund, the Atlas Value Fund, the Atlas American Enterprise Bond Fund, the Atlas California Municipal Bond Fund, the Atlas National Municipal Bond Fund, the Atlas Strategic Income Fund, the Atlas U.S. Government and Mortgage Securities Fund, the Atlas California Municipal Money Fund, the Atlas Money Market Fund, and the Atlas U.S. Treasury Money Fund (a “Fund”, or collectively, the “Funds”).  All Funds are diversified with the exception of the Atlas Fund of Funds, the Atlas California Municipal Bond Fund and the Atlas California Municipal Money Fund which are non-diversified.

The Atlas S&P 500 Index Fund is a “feeder” fund in a “master-feeder” structure.  As such, the Fund invests all of its assets in a separate mutual fund known as the “Master Portfolio”. The Master Portfolio, which has the same investment objective as the Atlas S&P 500 Index Fund, invests in the common stock of the individual securities that comprise the S&P 500 Index. The Fund’s investment value in the Master Portfolio, which reflects the Fund’s ownership in the net assets of the Master Portfolio, is 4.75% of the outstanding interests of the Master Portfolio. The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio. The Master Portfolio Schedule of Investments is included elsewhere in this report and should be read in conjunction with the Statement of Investments in Securities and Net Assets of the Atlas S&P 500 Index Fund.

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their Statements of Investments in Securities and Net Assets.  The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a.                                       Investment Valuation: Fixed-income securities are valued by pricing services approved by the Trustees.  Fixed-income securities with an active market are valued at the “bid” price where such quotes are readily available from brokers and dealers and are representative of the actual market for such securities.  For the securities for which market quotations are not readily available, approved pricing services provide values based on a computerized matrix system or appraisal, in each case based on the information concerning market transactions and quotations from recognized securities dealers.  The methods used by the pricing services are reviewed by the Trust officers under the general supervision of the Trustees.

Short-term securities have a remaining maturity of 13 months or less.  Securities of Money Fund portfolios, which consist of short-term securities, have a weighted average maturity of 90 days or less.  All of the short-term securities are valued at amortized cost, which approximates market value.  If a Money Fund portfolio had a remaining weighted average maturity of greater than 90 days, the portfolios would be stated at value based on recorded closing sales on a national securities exchange or, in the absence of a recorded sale, at the closing bid price.

Equity securities listed or traded on an exchange are stated at the recorded closing sales price on the exchange, or lacking any sales on a particular day, the security is valued at the closing bid price on that day.  Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ Automated Quotation System) is valued at the bid price from a pricing service or broker. Each security reported on the NASDAQ Automated Quotation System is valued at the NASDAQ official closing price on the valuation date.

Investment securities (including restricted securities) for which market quotations are not readily available are priced at their fair value by Atlas Advisers, Inc., the investment adviser (the “Adviser”) to the Funds. Foreign securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued

1

but after the close of their respective foreign exchanges will be fair valued. Fair value is determined by the Adviser in good faith using consistently applied procedures under the supervision of the Board of Trustees.

Atlas Fund of Funds’ investments are valued at the net asset value of each underlying Atlas fund determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.

b.                                      Security Transactions:  Security transactions are recorded on the date securities are purchased or sold (trade date).

c.                                       Security Credit Risk: The Atlas Strategic Income Fund may invest any amount of its assets in higher yielding, lower-rated debt securities, including defaulted securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal than lower yielding, investment grade fixed income securities.  The Atlas Global Growth Fund and the Atlas Emerging Growth Fund may also invest in such lower-rated securities, but only to a much more limited extent. As of March 31, 2005, the Atlas Strategic Income Fund holds securities in default with an aggregate market value of $943,331, representing 0.31% of the Fund’s net assets.

d.                                    Municipal Bonds or Notes with “Puts”: The Funds have purchased municipal bonds or notes with the right to resell the bonds or notes to the seller at an agreed upon price or yield on a specified date or within a specified period (which will be prior to the maturity date of the bonds or notes). Such a right to resell is commonly known as a “put”.  In determining the weighted average maturity of the California Municipal Money Fund portfolio, municipal bonds and notes with puts will be deemed to mature on the last day on which the put may be exercisable.

e.                                     Variable Rate Demand Notes: The Funds have invested in certain variable interest rate demand notes with maturities greater than 90 days but which are redeemable at specified intervals upon demand.  For purposes of calculating the portfolio’s weighted average maturity, the notes are generally assumed to mature on the next interest reset date.

f.                                     To-Be-Announced Securities: The Funds may trade portfolio securities on a “to-be-announced” (TBA) basis. In a TBA transaction, the Fund has committed to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the pool number and face amount.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later.  TBA’s are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.  Pursuant to regulation, a Fund will set aside sufficient investment securities as collateral to meet these commitments. TBA commitments as of March 31, 2005 amounted to $23,225,012 and $79,654,323 for the Atlas Strategic Income Fund and the Atlas U.S. Government and Mortgage Securities Fund, respectively.

g.                                      Options: Premiums received from written call or put options, including swaptions, are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written.  If the option is not exercised, premiums received are realized as a gain at expiration date.  If the position is closed prior to expiration, a gain or loss is realized based on premiums received less the cost of the closing transaction.  When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized accordingly.

h.                                    Forward Contracts: The Stock Funds and Atlas Strategic Income Fund may enter into forward foreign currency exchange contracts (“forward contracts”) to hedge specific transactions or portfolio positions and to protect the value of the portfolio against future changes in currency exchange rates.  A forward contract is an obligation to purchase or sell a specific currency at an agreed upon future date at a price set on the day the contract is established.

The valuation of forward contracts is based on the daily prices of the forward currency contract rates in the foreign exchange markets as provided by pricing services. Gains or losses are realized upon the closing or settlement of the forward transaction.

2

Securities are held in segregated accounts to cover net exposure on outstanding forward contracts.

Credit and market risks are associated with forward contracts and represent the potential default of the counterparty to the contract as well as unanticipated movements in the value of a foreign currency relative to the U.S. dollar, respectively.

i.                                          Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations or by other securities.  Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements.  Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

j.                                          Structured Notes: The Strategic Income Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The Fund also invests in “index-linked” notes whose principal and/or interest payments depend on the performance of an underlying index. The structured notes are leveraged which increases the volatility of each note’s market value relative to the change in the underlying foreign currency exchange rate or underlying index. The Fund records a realized gain or loss when a structured note is sold or matures. As of March 31, 2005, the market value of these securities comprised 7.50% of the Fund’s net assets. The Fund also hedges a portion of the foreign currency exposure generated by these securities. (See Note 3).

k.                                     Securities Lending:  The Atlas Balanced Fund, the Atlas Emerging Growth Fund, the Atlas Global Growth Fund, the Atlas Growth Opportunities Fund, the Atlas Strategic Growth Fund and the Atlas Value Fund may lend their securities to approved borrowers to earn additional income.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As of March 31, 2005, the Balanced Fund, the Emerging Growth Fund, the Global Growth Fund and the Growth Opportunities Fund had securities on loan with aggregate market values of $2,234,044, $3,270,186, $523,222 and $949,470, respectively. Although the risks associated with lending are mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

2.  Unrealized Appreciation/Depreciation - Tax Basis

As of March 31, 2005, each Fund had the following unrealized appreciation (depreciation) for federal income tax purposes (in 000’s):

	Balanced	Emerging	Fund of	Global
	Fund	Growth Fund	Funds	Growth Fund
Unrealized appreciation	$2,772	$6,951	$4,852	$56,685
Unrealized depreciation	$(1,355)	$(711)	$(386)	$(6,115)
Net unrealized appreciation	$1,417	$6,240	$4,466	$50,570
Cost of securities for federal income tax purposes	$47,865	$52,053	$72,162	$200,096

	Growth	Strategic		American
	Opportunities	Growth	Value	Enterprise
	Fund	Fund	Fund	Bond Fund
Unrealized appreciation	$50,685	$8,973	$5,331	$22
Unrealized depreciation	$(9,961)	$(2,629)	$(816)	$(906)
Net unrealized appreciation (depreciation)	$40,724	$6,344	$4,515	$(884)
Cost of securities for federal income tax purposes	$348,662	$75,399	$44,882	$50,095

3

				U.S. Government
	California	National	Strategic	and Mortgage
	Municipal	Municipal	Income	Securities
	Bond Fund	Bond Fund	Fund	Fund
Unrealized appreciation	$16,250	$5,130	$10,183	$2,976
Unrealized depreciation	$(905)	$(291)	$(7,264)	$(946)
Net unrealized appreciation	$15,345	$4,839	$2,919	$2,030
Cost of securities for federal income tax purposes	$408,025	$131,023	$318,652	$340,886

	California	Money	U.S. Treasury
	Municipal	Market	Money
	Money Fund	Fund	Fund
Unrealized appreciation	$—	$—	$—
Unrealized depreciation	$—	$—	$—
Net unrealized appreciation (depreciation)	$—	$—	$—
Cost of securities for federal income tax purposes	$41,161	$62,316	$19,989

3.  Forward Contracts

Open forward contracts in the Strategic Income Fund to purchase and sell foreign currencies as of March 31, 2005 were as follows:

		Contract		Market
		Amount		Value as	Unrealized
	Settlement Date	(000’s)		of 3/31/05	Gain (Loss)

Atlas Strategic Income - Currency:
Contracts to Purchase:
Argentinean Peso	02/02/06	1,360	ARS	$448,364	$(3,463)
Brazilian Real	04/04/05 - 01/05/10	22,332	BRL	7,295,134	292,049
British Pound Sterling	05/09/05 - 07/06/05	1,172	GBP	2,205,096	11,666
Chilean Peso	04/01/05 - 04/29/05	1,210,890	CLP	2,067,952	(3,699)
Czech Republic Koruna	04/22/05	10,523	CZK	454,795	34,874
Euro Dollar	04/01/05 - 09/09/05	2,580	EUR	3,356,949	(69,895)
Hungarian Forint	04/11/05	73,440	HUF	385,298	(842)
Indian Rupee	11/09/05 - 12/20/05	14,660	INR	332,013	6,573
Israeli Shekel	04/05/05	1,266	ILS	290,267	(473)
Japanese Yen	04/01/05 - 07/05/05	3,014,000	JPY	28,246,125	(497,149)
Mexican Peso	04/18/05	7,400	MXN	662,118	5,161
Polish Zloty	04/25/05 - 09/21/05	5,870	PLN	1,848,445	(42,931)

4

Republic of Korea Won	06/28/05 - 06/29/05	1,531,000	KRW	1,496,186	(6,272)
Russian Ruble	10/27/05	9,415	RUB	335,928	13,386
Slovakia Koruna	06/21/05	8,510	SKK	286,037	(12,717)
South African Rand	04/11/05	1,910	ZAR	306,848	(1,550)
Swiss Franc	04/01/05 - 04/25/05	3,000	CHF	2,511,906	(31,376)
Thai Baht	08/31/05	14,500	THB	370,688	(7,113)
Turkish Lira	04/04/05 - 02/01/08	3,905	TRL	2,422,074	141,234
				$55,322,223	(172,537)

Contracts to Sell:
Australian Dollar	06/03/05	3,300	AUD	$2,540,079	34,829
Brazilian Real	04/04/05	3,995	BRL	1,498,219	(14,087)
British Pound Sterling	05/09/05 - 07/06/05	4,172	GBP	7,861,131	(151,452)
Canadian Dollar	04/01/05 - 08/17/05	83	CAD	69,097	(1,514)
Chilean Peso	04/01/05 - 04/04/05	605,200	CLP	1,033,558	(1,926)
Euro Dollar	04/01/05 - 09/09/05	34,299	EUR	44,575,192	221,703
Japanese Yen	04/01/05 - 06/29/05	811,000	JPY	7,582,389	15,638
Mexican Peso	04/18/05	7,400	MXN	662,118	(1,512)
Swiss Franc	04/01/05	1,700	CHF	1,422,654	74,010
Turkish Lira	04/04/05 - 02/08/06	5,488	TRL	3,896,988	(71,654)
				$71,141,425	104,035
Net unrealized loss					$(68,502)

4.  Futures Contracts

The Bond and Stock Funds may purchase and sell futures contracts for hedging their investments against changes in value, to manage cash flow, to attempt to enhance income, or as a temporary substitute for purchases or sales of actual securities.  These Funds may also buy or write put or call options on these futures contracts.

The purpose of the acquisition or sale of a futures contract is to protect the involved Fund from adverse fluctuations in interest rates or in market or currency indices and the resulting negative valuation effect on the Fund investments without actually buying or selling securities.

Upon engaging in a futures contract, the Fund is required to deposit with the broker an amount of cash or securities equal to a certain percentage of the contract amount (initial margin). Subsequent payments (variation margins) to and from the Fund or the broker must be made daily as the price of the security or the currency rate underlying the futures contract fluctuates, making the long or short position in the futures contract more or less valuable. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the accompanying Statements of Investments in Securities and Net Assets.

The risks associated with futures contracts and related options include the possibility of imperfect correlation between the price of the futures contract or option and the price of the securities or indices being hedged and the possible absence of a liquid secondary market for any particular instrument at any time.

As of March 31, 2005, the Atlas U.S. Government & Mortgage Securities Fund had outstanding futures contracts to purchase and sell debt securities as follows:

5

			Market
	Expiration	Number of	Value as	Unrealized
	Date	Contracts	of 3/31/05	Gain (Loss)

Contracts to Purchase:
U.S. Long Bonds	06/05	39	$4,343,625	$18,754
U.S. Treasury Notes, 10 Yr.	06/05	20	2,185,313	9,453
			$6,528,938	28,207

Contracts to Sell:
U.S. Treasury Notes, 2 Yr.	06/05	205	$42,412,578	26,194
U.S. Treasury Notes, 5 Yr.	06/05	129	13,815,094	59,985
			$56,227,672	86,179
Net unrealized gain				$114,386

As of March 31, 2005, the Atlas Strategic Income Fund had outstanding futures contracts to purchase and sell debt securities as follows:

			Market
	Expiration	Number of	Value as	Unrealized
	Date	Contracts	of 3/31/05	Gain (Loss)

Contracts to Purchase:
United Kingdom Long Gilt	06/05	1	$207,884	$1,882
Nasdaq 100 Index	06/05	35	1,043,700	9,089
U.S. Long Bonds	06/05	88	9,801,000	71,958
Nikkei 225 Index	06/05	2	116,350	(1,707)
U.S. Treasury Notes, 10 Yr.	06/05	16	1,748,250	6,686
			$12,917,184	87,908

Contracts to Sell:
Japan Government Bonds, 10 Yr.	06/05	2	$2,600,971	(33,259)
Japan Government Mini Bonds, 10 Yr.	06/05	4	520,343	(621)
FTSE 100 Index	06/05	1	92,797	611
S&P 500 Index	06/05	11	3,253,800	81,496
U.S. Treasury Notes, 2 Yr.	06/05	135	27,930,234	76,941
U.S. Treasury Notes, 5 Yr.	06/05	113	12,101,594	82,967
Euro-Bundesobligation	06/05	5	769,512	(9,398)
Dax Index	06/05	3	424,542	(248)
			$47,693,793	198,489
Net unrealized gain				$286,397

5.  Options Transactions

The Bond and Stock Funds may purchase and sell covered exchange listed put and call options on securities, indices and currencies.  These options may be on debt securities, financial indices and foreign currencies (Bond Funds) and on stocks, stock and financial indices, foreign government securities or foreign currencies (Stock Funds).

6

The Bond and Stock Funds may sell covered put options and call options for additional premium income, buy put options in an effort to protect the value of a security in its portfolio against decline in value and buy call options in an effort to protect against a price increase of securities or currencies it intends to purchase.  The Bond and Stock Funds may also make offsetting transactions to close open positions.

The Bond and Stock Funds may write a put option as an alternative to purchasing a security.  A put option gives the holder the right to sell the underlying security to the Fund at any time during the option period at a predetermined exercise price.  Writing a call option obligates the Fund to sell or deliver the option’s underlying security, in return for the strike price, upon exercise of the option.

The Bond Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call option is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based on quotations from brokers.

Premiums received are recorded as a liability that is marked to the market daily to reflect the current value of the options.  A Fund will realize a gain or loss upon the expiration or closing of the option transaction.  When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of the premium received or paid.  If an option expires or is cancelled in a closing transaction, the Fund will realize a gain or loss depending on whether the cost of the closing transaction, if any, is lesser than or greater than the premium originally received.

The risk in writing a call option is that the Fund foregoes the opportunity to realize profit if the value of the underlying security increases and the option is exercised.  The risk in writing a put option is that the Fund is exposed to a potential loss if the value of the underlying security declines and the option is exercised.  Owning an option exposes the Fund to the risk of paying a premium whether the option is exercised or not.  Additional risk exists if an illiquid secondary market does not allow for entering into a closing transaction. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk associated with both option contracts and swap contracts.

Written option and swaption transactions in the Strategic Income Fund for the three months ended March 31, 2005 were as follows:

	Call Options			Put Options
	Number of		Amount of	Number of	Amount of
	Options/Swaptions		Premiums	Options/Swaptions	Premiums
Options outstanding at December 31, 2004	780		$1,681	5,975,400	$39,391
Options written	400		310	7,255,000	42,977
Options closed or expired	0		0	0	0
Options exercised	(400)		(610)	(6,615,400)	(41,788)
Options outstanding at March 31, 2005	780	(1)	$1,381	6,615,000	$40,580

(1) Includes 3,270,000 AUD notional amount of swaption contracts.

6.  Illiquid and Restricted Securities

The Funds may invest in securities that are illiquid or restricted.  Restricted securities are not registered under the Securities Act of 1933, are often acquired in private placements that may have legal or contractual restrictions preventing their ready disposition, or may be repurchase agreements or time deposits maturing in more than seven days.  A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. No Fund will invest in illiquid or restricted assets if, immediately after such purchase, the value thereof would exceed 10% of its net assets.  Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. At March 31, 2005, the value of illiquid

7

securities and the resulting percentage of net assets amounted to $190,610 or 0.08% in the Global Growth Fund and $9,463,725 of 3.11% in the Strategic Income Fund.  Certain Funds own restricted securities that have been determined to be liquid.  These securities are not included in the 10% limitation mentioned above and are identified in the Statements of Investments.

7.  Swap Agreements

The Bond Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A fund may enter into interest rate, total return, forward spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. A fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e. to reduce risk where the fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are valued daily based upon quotations from brokers. The change in value, if any, is recorded as unrealized gain or loss.  Payments received or made at the end of the measurement period are recorded as an increase or decrease to income. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no liquid market for an agreement, that the counterparty to an agreement may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement, and that there may be an unfavorable change in interest rates.

As of March 31, 2005, the Strategic Income Fund had the following open swap agreements:

			Unrealized
Notional	Expiration		Gain
Amount	Date	Description	(Loss)
Credit Default Swaps

425,000 USD	2/20/15	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.95% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Republic of Peru, 8.75% due 11/21/33.	$(5,619)

305,000 USD	4/20/07	Agreement with Deutsche Bank AG dated 5/20/04 to receive 6 Month USD-LIBOR-BBA+3.75% per year times the notional amount. The Fund pays the notional amount upon a default of OAO Gazprom, Term Loan due 4/16/09.	318,183

305,000 USD	10/20/07	Agreement with Deutsche Bank AG dated 5/20/04 to receive 6 Month USD-LIBOR-BBA+4.00% per year times the notional amount. The Fund pays the notional amount upon a default of OAO Gazprom, Term Loan due 4/16/09.	321,429

1,470,000 USD	8/5/11	Agreement with Deutsche Bank AG dated 7/7/04 to receive 6 Month LIBOR+4.70% per year times the notional amount. The Fund pays the notional amount upon a default of Ukraine and its Successors, Loan Agreement due 7/2/11.	1,572,383

8

510,000 USD	9/20/13	Agreement with Deutsche Bank AG dated 9/4/03 to pay 2.08% per year times the notional amount. The Fund receives payment of the notional amount upon a default of United Mexican States, 11.375% due 9/15/16.	(20,399)

320,000 USD	10/9/13	Agreement with JP Morgan dated 10/8/03 to pay 2.40% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Russian Federation, 2.50% due 3/31/30.	(11,159)

75,000 USD	6/6/06	Agreement with JP Morgan dated 3/8/02 to pay 2.00% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Kingdom of Jordan, 6.00% due 12/23/23.	(175)

190,000 USD	11/11/09	Agreement with Lehman Brothers dated 11/10/04 to pay 3.15% per year times the notional amount. The Fund receives payment of the notional amount upon default of Republic of Turkey, 11.875% due 1/15/30.	(1,801)

415,000 USD	11/11/06	Agreement with Lehman Brothers dated 11/10/04 to receive 1.87% per year times the notional amount. The Fund pays the notional amount upon default of Republic of Turkey, 11.875% due 1/15/30.	2,092

1,200,000 USD	8/20/09	Agreement with Lehman Brothers dated 8/6/04 to pay 6.15% per year times the notional amount. The Fund receives payment of the notional amount upon default of Federal Republic of Brazil, 12.25% due 3/6/30.	(99,470)

570,000 USD	2/20/15	Agreement with Morgan Stanley dated 1/25/05 to pay 3.22% per year times the notional amount. The Fund receives payment of the notional amount upon default of Republic of Turkey, 11.875% due 1/15/30.	20,458

810,000 USD	12/2/13	Agreement with Morgan Stanley dated 12/1/03 to pay 0.55% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Republic of Hungary, 4.50% due 2/6/13.	(18,844)

495,000 USD	8/20/09	Agreement with Morgan Stanley dated 7/30/04 to pay 6.15% per year times the notional amount. The Fund receives payment of the notional amount upon default of Federal Republic of Brazil, 12.25% due 3/6/30.	(39,958)

495,000 USD	8/20/09	Agreement with Morgan Stanley dated 7/30/04 to pay 6.20% per year times the notional amount. The Fund receives payment of the notional amount upon default of Federal Republic of Brazil, 12.25% due 3/6/30.	(40,869)

505,000 USD	10/20/09	Agreement with UBS AG dated 10/15/04 to pay 4.50% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Federal Republic of Brazil, 12.25% due 3/6/30.	(5,164)

500,000 USD	11/4/14	Agreement with UBS AG dated 11/3/04 to pay 2.26% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Russian Federation, 5.00%, Increasing Rate Coupon, due 3/31/30.	(11,563)

1,380,000 USD	4/20/10	Agreement with UBS AG dated 3/22/05 to receive 3.80% per year times the notional amount. The Fund pays the notional amount upon a default of Federal Republic of Brazil, 12.25% due 3/6/30.	(37,461)

Interest Rate Swaps

479,000,000 USD	2/17/10	Agreement with Citigroup Global Markets, Inc. dated 2/16/05 to receive the notional amount multiplied by 4.34% and to pay the notional amount multiplied by the 3 month Floating Rate KRW-CD-KSDA.	4,229

460,000 PLN	3/24/10	Agreement with Citigroup Global Markets, Inc. dated 3/22/05 to receive the notional amount multiplied by 5.52% and to pay the notional amount multiplied by the 6 month Floating Rate PLN-WIBOR.	95

736,000 USD	3/24/10	Agreement with Citigroup Global Markets, Inc. dated 3/23/05 to receive the notional amount multiplied by 5.55% and to pay the notional amount multiplied by the 6 month Floating Rate PLN-WIBOR.	723

36,475,000 USD	1/15/09	Agreement with Deutsche Bank AG dated 1/13/04 to receive the notional amount multiplied by the INR-MIBOR-OIS-COMPOUND and to pay the notional amount multiplied by 4.88%.	37,022

9

1,120,000 CAD	1/28/07	Agreement with Deutsche Bank AG dated 1/28/05 to receive the notional amount multiplied by the 3 Month Floating Rate CAD-BA-CDOR and to pay the notional amount multiplied by 3.0475%.	6,666

1,025,000 USD	3/4/08	Agreement with Deutsche Bank AG dated 2/28/03 to receive the notional amount multiplied by the 3 month Floating Rate USD-LIBOR-BBA and to pay the notional amount multiplied by 3.1025%.	37,791

491,000,000 KRW	3/4/10	Agreement with Deutsche Bank AG dated 3/3/05 to receive the notional amount multiplied by 4.24% and to pay the notional amount multiplied by KRW-CD-KSDA.	1,886

594,505,000 EUR	3/8/15	Agreement with Deutsche Bank AG dated 3/4/05 to receive the notional amount multiplied by 4.27% and to pay the notional amount multiplied by KRW-CD-KSDA.	79,246

491,000,000 KRW	3/4/10	Agreement with Deutsche Bank AG dated 3/7/05 to receive the notional amount multiplied by 4.31% and to pay the notional amount multiplied by KRW-CD-KSDA.	3,418

392,000,000 KRW	3/1/10	Agreement with Deutsche Bank AG dated 3/8/05 to receive the notional amount multiplied by 4.27% and to pay the notional amount multiplied by KRW-CD-KSDA.	2,040

4,000,000 USD	5/12/14	Agreement with Deutsche Bank AG dated 5/10/04 to receive the notional amount multiplied by 5.32% and to pay the notional amount multiplied by the 3 Month Floating Rate USD-LIBOR-BBA.	98,191

19,150,000 USD	8/19/09	Agreement with Deutsche Bank AG dated 8/17/04 to receive the notional amount multiplied by the TWD-TELERATE 6165 and to pay the notional amount multiplied by 2.585%.	543

3,890,000 USD	1/5/10	Agreement with Goldman Sachs dated 1/10/05 to receive the notional amount multiplied by 9.74% and to pay the notional amount multiplied by the Mexico 28 Day Interbank Rate (TIIE).	(182)

7,770,000 USD	12/31/09	Agreement with Goldman Sachs dated 1/6/05 to receive the notional amount multiplied by 9.84% and to pay the notional amount multiplied by the Mexico 28 Day Interbank Rate (TIIE).	(308)

545,820 USD	1/2/08	Agreement with Goldman Sachs dated 2/1/05 to receive the notional amount multiplied by 17.17% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	382

446,580 USD	1/2/08	Agreement with Goldman Sachs dated 2/1/05 to receive the notional amount multiplied by 17.17% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	312

3,120,000 USD	1/30/15	Agreement with Goldman Sachs dated 2/11/05 to receive the notional amount multiplied by 10.22% and to pay the notional amount multiplied by the Mexico 28 Day Interbank Rate (TIIE).	(318)

520,330 USD	1/4/10	Agreement with Goldman Sachs dated 2/18/05 to receive the notional amount multiplied by 16.15% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	593

192,461 USD	1/4/10	Agreement with Goldman Sachs dated 2/18/05 to receive the notional amount multiplied by 16.25% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	185

221,688 USD	1/4/10	Agreement with Goldman Sachs dated 2/23/05 to receive the notional amount multiplied by 16.28% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	181

572,970 USD	1/2/07	Agreement with Goldman Sachs dated 2/3/05 to receive the notional amount multiplied by 17.72% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	136

1,500,000 USD	3/15/15	Agreement with Goldman Sachs dated 3/17/05 to receive the notional amount multiplied by 10.85% and to pay the notional amount multiplied by the Mexico 28 Day Interbank Rate (TIIE).	(70)

10

2,628,000 USD	1/2/07	Agreement with Goldman Sachs dated 3/17/05 to receive the notional amount multiplied by 18.00% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	(5,728)

4,890,000 MXN	11/16/14	Agreement with JP Morgan dated 11/15/04 to receive the notional amount multiplied by 10.88% and to pay the notional amount multiplied by the Mexico 28 Day Interbank Rate (TIIE).	(7,191)

1,955,000 USD	3/10/08	Agreement with JP Morgan dated 3/6/03 to receive the notional amount multiplied by the 3 month Floating Rate USD-LIBOR and to pay the notional amount multiplied by 3.052%.	53,931

725,000 USD	4/30/14	Agreement with JP Morgan dated 4/28/04 to receive the notional amount multiplied by 4.94% and to pay the notional amount multiplied by the 3 Month Floating Rate USD-LIBOR-BBA.	(1,124)

19,000,000 USD	5/6/09	Agreement with JP Morgan dated 5/4/04 to receive the notional amount multiplied by 4.0725% and to pay the notional amount multiplied by the 3 Month Floating Rate USD-LIBOR-BBA.	(378,021)

11,000,000 USD	5/6/14	Agreement with JP Morgan dated 5/4/04 to receive the notional amount multiplied by 4.985% and to pay the notional amount multiplied by the 3 Month Floating Rate USD-LIBOR-BBA.	16,922

99,000,000 HUF	7/14/08	Agreement with JP Morgan dated 7/10/03 to receive the notional amount multiplied by 7.00% and to pay the notional amount multiplied by the 6 month Floating Rate HUF-BUBOR-REUTERS.	(4,964)

9,000,000 USD	7/23/09	Agreement with JP Morgan dated 7/21/04 to receive the notional amount multiplied by 4.24% and to pay the notional amount multiplied by the 3 Month Floating Rate USD-LIBOR-BBA.	136,973

3,200,000 USD	11/10/05	Agreement with Morgan Stanley dated 11/6/03 to receive the notional amount multiplied by the 3 month Floating Rate USD-LIBOR and to pay the notional amount multiplied by 2.32%.	22,161

5,800,000 USD	11/10/05	Agreement with Morgan Stanley dated 11/6/03 to receive the notional amount multiplied by the 3 month Floating Rate USD-LIBOR and to pay the notional amount multiplied by 2.32%.	40,396

5,700,000 USD	5/13/09	Agreement with Morgan Stanley dated 11/6/03 to receive the notional amount multiplied by the 3 month Floating Rate USD-LIBOR and to pay the notional amount multiplied by 3.82%.	125,127

597,007 BRL	1/2/08	Agreement with Morgan Stanley dated 2/24/05 to receive the notional amount multiplied by 16.88% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	(4,996)

Total Return Swaps

940,000 USD	4/1/05	Agreement with Goldman Sachs Capital Markets LP dated 10/1/04 to receive the notional amount multiplied by the return on the Lehman Brothers Investment Grade CMBS Index and to pay the notional amount multiplied by the 1 Month Floating Rate USD-LIBOR less 0.15%.	(9,158)

3,464,870 USD	1/14/15	Agreement with Goldman Sachs dated 1/12/05 to receive the notional amount multiplied by 5.1% and to pay the notional amount multiplied by the 6 Month Floating Rate USD-LIBOR-BBA%.	1,063

3,487,500 USD	1/20/15	Agreement with Goldman Sachs dated 1/18/05 to receive the notional amount multiplied by 5.08% and to pay the notional amount multiplied by the 6 Month Floating Rate USD-LIBOR-BBA%.	1,000

Net unrealized gain			$2,201,215

11

S&P 500 INDEX MASTER PORTFOLIO

The S&P 500 Stock Fund (the “Fund), a series of Atlas Funds, invests substantially all of its assets in a series of Master Investment Portfolio, the S&P 500 Index Master Portfolio (the “Master Portfolio”), and owns a pro rata interest in the Master Portfolio’s net assets. At March 31, 2005, the value of the Fund’s investment in the Master Portfolio was $114,903,909, which represents 4.75% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

1

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (unaudited)

Security	Shares	Value

COMMON STOCKS-97.37%
ADVERTISING-0.19%
Interpublic Group of Companies Inc. (1)	91,388	$1,122,245
Omnicom Group Inc.	40,501	3,585,149
		4,707,394

AEROSPACE & DEFENSE-1.84%
Boeing Co. (The) (2)	181,110	10,587,691
General Dynamics Corp.	43,515	4,658,281
Goodrich (B.F.) Co.	25,896	991,558
L-3 Communications Holdings Inc.	24,930	1,770,529
Lockheed Martin Corp.	87,777	5,359,664
Northrop Grumman Corp.	78,791	4,253,138
Raytheon Co. (2)	98,495	3,811,756
Rockwell Collins Inc.	38,722	1,842,780
United Technologies Corp.	111,439	11,328,889
		44,604,286

AGRICULTURE-1.53%
Altria Group Inc.	450,207	29,439,036
Monsanto Co.	57,876	3,733,002
Reynolds American Inc. (2)	25,649	2,067,053
UST Inc.	35,889	1,855,461
		37,094,552

AIRLINES-0.10%
Delta Air Lines Inc. (1) (2)	30,087	121,852
Southwest Airlines Co.	161,782	2,303,776
		2,425,628

APPAREL-0.42%
Coach Inc. (1)	41,527	2,351,674
Jones Apparel Group Inc.	26,375	883,299
Liz Claiborne Inc.	23,395	938,841
Nike Inc. Class B	50,289	4,189,577
Reebok International Ltd. (2)	12,446	551,358
VF Corp.	22,127	1,308,591
		10,223,340

AUTO MANUFACTURERS-0.47%
Ford Motor Co.	398,102	4,510,496
General Motors Corp. (2)	122,778	3,608,445
Navistar International Corp. (1)	14,896	542,214
PACCAR Inc.	37,739	2,731,926
		11,393,081

AUTO PARTS & EQUIPMENT-0.17%
Cooper Tire & Rubber Co. (2)	15,698	288,215
Dana Corp.	32,185	411,646

2

Delphi Corp. (2)	120,492	$539,804
Goodyear Tire & Rubber Co. (The) (1) (2)	37,718	503,535
Johnson Controls Inc.	41,524	2,315,378
Visteon Corp.	27,718	158,270
		4,216,848

BANKS-6.16%
AmSouth Bancorp (2)	77,095	2,000,615
Bank of America Corp.	882,265	38,907,886
Bank of New York Co. Inc. (The)	169,276	4,917,468
BB&T Corp.	119,253	4,660,407
Comerica Inc. (2)	36,957	2,035,592
Compass Bancshares Inc.	26,693	1,211,862
Fifth Third Bancorp	113,765	4,889,620
First Horizon National Corp. (2)	26,576	1,084,035
Huntington Bancshares Inc. (2)	50,109	1,197,605
KeyCorp	88,289	2,864,978
M&T Bank Corp.	21,642	2,208,783
Marshall & Ilsley Corp. (2)	45,723	1,908,935
Mellon Financial Corp.	92,070	2,627,678
National City Corp.	130,049	4,356,641
North Fork Bancorp Inc.	102,270	2,836,970
Northern Trust Corp.	44,755	1,944,157
PNC Financial Services Group	61,426	3,162,210
Regions Financial Corp.	100,976	3,271,622
State Street Corp. (2)	72,488	3,169,175
SunTrust Banks Inc. (2)	74,160	5,344,711
Synovus Financial Corp. (2)	67,480	1,879,993
U.S. Bancorp	403,259	11,621,924
Wachovia Corp.	345,028	17,565,375
Wells Fargo & Co.	369,042	22,068,712
Zions Bancorporation	19,486	1,344,924
		149,081,878

BEVERAGES-2.20%
Anheuser-Busch Companies Inc.	169,190	8,017,914
Brown-Forman Corp. Class B (2)	20,061	1,098,340
Coca-Cola Co. (The)	493,708	20,572,812
Coca-Cola Enterprises Inc.	77,904	1,598,590
Molson Coors Brewing Co. Class B	17,431	1,345,150
Pepsi Bottling Group Inc.	43,887	1,222,253
PepsiCo Inc.	365,201	19,366,609
		53,221,668

BIOTECHNOLOGY-1.01%
Amgen Inc. (1)	272,599	15,867,988
Biogen Idec Inc. (1)	72,474	2,501,078
Chiron Corp. (1)	32,787	1,149,512
Genzyme Corp. (1)	53,866	3,083,290
MedImmune Inc. (1)	53,753	1,279,859
Millipore Corp. (1) (2)	10,656	462,470
		24,344,197

BUILDING MATERIALS-0.27%
American Standard Companies Inc.	39,720	1,846,186
Masco Corp.	97,369	3,375,783
Vulcan Materials Co. (2)	22,237	1,263,729
		6,485,698

3

CHEMICALS-1.68%
Air Products & Chemicals Inc.	49,463	$3,130,513
Ashland Inc.	14,734	994,103
Dow Chemical Co. (The)	207,472	10,342,479
Du Pont (E.I.) de Nemours and Co.	216,924	11,115,186
Eastman Chemical Co.	16,818	992,262
Ecolab Inc. (2)	48,793	1,612,609
Engelhard Corp.	26,310	790,089
Great Lakes Chemical Corp.	10,951	351,746
Hercules Inc. (1)	24,011	347,919
International Flavors & Fragrances Inc.	19,778	781,231
PPG Industries Inc.	37,631	2,691,369
Praxair Inc.	70,045	3,352,354
Rohm & Haas Co.	42,810	2,054,880
Sherwin-Williams Co. (The)	28,024	1,232,776
Sigma-Aldrich Corp.	14,833	908,521
		40,698,037

COMMERCIAL SERVICES-0.85%
Apollo Group Inc. Class A (1)	36,386	2,694,747
Block (H & R) Inc. (2)	35,871	1,814,355
Cendant Corp.	229,440	4,712,698
Convergys Corp. (1)	30,301	452,394
Donnelley (R.R.) & Sons Co.	47,113	1,489,713
Equifax Inc.	29,132	894,061
McKesson Corp.	64,121	2,420,568
Moody’s Corp.	30,119	2,435,422
Paychex Inc.	78,077	2,562,487
Robert Half International Inc.	35,760	964,090
		20,440,535

COMPUTERS-4.06%
Affiliated Computer Services Inc. Class A (1)	27,407	1,459,149
Apple Computer Inc. (1)	177,763	7,407,384
Computer Sciences Corp. (1)	41,487	1,902,179
Dell Inc. (1)	535,134	20,559,848
Electronic Data Systems Corp. (2)	112,435	2,324,031
EMC Corp. (1)	523,216	6,446,021
Gateway Inc. (1)	69,832	281,423
Hewlett-Packard Co.	631,464	13,854,320
International Business Machines Corp.	355,598	32,494,545
Lexmark International Inc. (1) (2)	27,470	2,196,776
NCR Corp. (1)	40,282	1,359,115
Network Appliance Inc. (1)	79,512	2,199,302
Sun Microsystems Inc. (1)	734,074	2,965,659
SunGard Data Systems Inc. (1)	62,717	2,163,737
Unisys Corp. (1)	71,972	508,122
		98,121,611

COSMETICS & PERSONAL CARE-2.40%
Alberto-Culver Co.	18,941	906,516
Avon Products Inc. (2)	102,519	4,402,166
Colgate-Palmolive Co.	114,294	5,962,718
Gillette Co. (The)	215,687	10,887,880
Kimberly-Clark Corp.	104,614	6,876,278

4

Procter & Gamble Co.	549,010	$29,097,530
		58,133,088

DISTRIBUTION & WHOLESALE-0.12%
Genuine Parts Co.	37,794	1,643,661
Grainger (W.W.) Inc.	18,465	1,149,816
		2,793,477

DIVERSIFIED FINANCIAL SERVICES-7.78%
American Express Co.	255,811	13,141,011
Bear Stearns Companies Inc. (The)	24,612	2,458,739
Capital One Financial Corp. (2)	53,740	4,018,140
CIT Group Inc.	45,766	1,739,108
Citigroup Inc.	1,137,324	51,111,341
Countrywide Financial Corp.	126,186	4,095,998
E*TRADE Financial Corp. (1)	80,059	960,708
Federal Home Loan Mortgage Corp.	149,682	9,459,902
Federal National Mortgage Association	210,597	11,467,007
Federated Investors Inc. Class B	21,401	605,862
Franklin Resources Inc.	43,386	2,978,449
Goldman Sachs Group Inc. (The)	97,682	10,744,043
Janus Capital Group Inc. (2)	50,867	709,595
JP Morgan Chase & Co.	773,413	26,760,090
Lehman Brothers Holdings Inc. (2)	60,032	5,652,613
MBNA Corp.	277,914	6,822,789
Merrill Lynch & Co. Inc.	202,531	11,463,255
Morgan Stanley	242,126	13,861,714
Providian Financial Corp. (1) (2)	63,361	1,087,275
Schwab (Charles) Corp. (The)	252,162	2,650,223
SLM Corp.	93,462	4,658,146
T. Rowe Price Group Inc. (2)	27,314	1,621,905
		188,067,913

ELECTRIC-2.93%
AES Corp. (The) (1)	140,674	2,304,240
Allegheny Energy Inc. (1) (2)	29,538	610,255
Ameren Corp. (2)	42,410	2,078,514
American Electric Power Co. Inc.	84,016	2,861,585
Calpine Corp. (1) (2)	113,056	316,557
CenterPoint Energy Inc. (2)	64,541	776,428
Cinergy Corp. (2)	41,412	1,678,014
CMS Energy Corp. (1) (2)	41,954	547,080
Consolidated Edison Inc. (2)	52,680	2,222,042
Constellation Energy Group Inc.	38,397	1,985,125
Dominion Resources Inc.	74,072	5,513,179
DTE Energy Co. (2)	37,755	1,717,097
Duke Energy Corp. (2)	204,901	5,739,277
Edison International	70,775	2,457,308
Entergy Corp.	46,693	3,299,327
Exelon Corp.	144,601	6,635,740
FirstEnergy Corp.	71,674	3,006,724
FPL Group Inc. (2)	85,025	3,413,754
NiSource Inc.	58,661	1,336,884
PG&E Corp. (2)	78,553	2,678,657
Pinnacle West Capital Corp.	19,710	837,872
PPL Corp.	41,072	2,217,477
Progress Energy Inc.	53,656	2,250,869

5

Public Service Enterprise Group Inc. (2)	51,790	$2,816,858
Southern Co. (The) (2)	161,537	5,141,723
TECO Energy Inc.	44,379	695,863
TXU Corp. (2)	52,227	4,158,836
Xcel Energy Inc. (2)	86,714	1,489,747
		70,787,032

ELECTRICAL COMPONENTS & EQUIPMENT-0.33%
American Power Conversion Corp. (2)	39,947	1,043,016
Emerson Electric Co.	91,201	5,921,681
Molex Inc. (2)	37,306	983,386
		7,948,083

ELECTRONICS-0.50%
Agilent Technologies Inc. (1)	95,033	2,109,733
Applera Corp. - Applied Biosystems Group (2)	42,318	835,357
Fisher Scientific International Inc. (1) (2)	25,373	1,444,231
Jabil Circuit Inc. (1) (2)	40,741	1,161,933
Parker Hannifin Corp.	26,083	1,588,976
PerkinElmer Inc.	27,837	574,277
Sanmina-SCI Corp. (1)	112,451	586,994
Solectron Corp. (1)	209,671	727,558
Symbol Technologies Inc.	52,251	757,117
Tektronix Inc.	19,472	477,648
Thermo Electron Corp. (1)	34,521	873,036
Waters Corp. (1)	26,105	934,298
		12,071,158

ENGINEERING & CONSTRUCTION-0.04%
Fluor Corp. (2)	18,534	1,027,340
		1,027,340

ENTERTAINMENT-0.08%
International Game Technology Inc.	74,761	1,993,128
		1,993,128

ENVIRONMENTAL CONTROL-0.17%
Allied Waste Industries Inc. (1)	61,641	450,596
Waste Management Inc.	123,412	3,560,436
		4,011,032

FOOD-1.69%
Albertson’s Inc. (2)	79,633	1,644,421
Archer-Daniels-Midland Co.	136,508	3,355,367
Campbell Soup Co.	71,706	2,080,908
ConAgra Foods Inc. (2)	112,023	3,026,861
General Mills Inc.	79,370	3,901,036
Heinz (H.J.) Co. (2)	76,061	2,802,087
Hershey Foods Corp.	48,007	2,902,503
Kellogg Co.	76,946	3,329,453
Kroger Co. (1) (2)	158,868	2,546,654
McCormick & Co. Inc. NVS	29,325	1,009,660
Safeway Inc. (1)	96,864	1,794,890
Sara Lee Corp.	171,581	3,802,235
SUPERVALU Inc.	29,124	971,285
Sysco Corp.	138,484	4,957,727
Wrigley (William Jr.) Co.	42,937	2,815,379
		40,940,466

6

FOREST PRODUCTS & PAPER-0.51%
Georgia-Pacific Corp.	56,421	$2,002,381
International Paper Co. (2)	106,600	3,921,814
Louisiana-Pacific Corp.	23,502	590,840
MeadWestvaco Corp.	43,847	1,395,212
Temple-Inland Inc.	12,393	899,112
Weyerhaeuser Co. (2)	52,764	3,614,334
		12,423,693

GAS-0.17%
KeySpan Corp. (2)	34,784	1,355,532
Nicor Inc. (2)	9,338	346,346
Peoples Energy Corp. (2)	8,113	340,097
Sempra Energy	51,683	2,059,051
		4,101,026

HAND & MACHINE TOOLS-0.10%
Black & Decker Corp.	17,398	1,374,268
Snap-On Inc.	12,351	392,638
Stanley Works (The)	16,791	760,129
		2,527,035

HEALTH CARE-PRODUCTS-3.71%
Bard (C.R.) Inc.	22,723	1,546,982
Bausch & Lomb Inc.	11,551	846,688
Baxter International Inc.	134,744	4,578,601
Becton, Dickinson & Co.	54,968	3,211,231
Biomet Inc.	54,876	1,991,999
Boston Scientific Corp. (1)	166,244	4,869,287
Guidant Corp.	70,154	5,184,381
Johnson & Johnson	647,220	43,467,295
Medtronic Inc.	263,188	13,409,429
St. Jude Medical Inc. (1)	78,421	2,823,156
Stryker Corp.	82,059	3,660,652
Zimmer Holdings Inc. (1)	53,635	4,173,339
		89,763,040

HEALTH CARE-SERVICES-1.62%
Aetna Inc.	64,008	4,797,400
HCA Inc. (2)	89,837	4,812,568
Health Management Associates Inc. Class A (2)	52,760	1,381,257
Humana Inc. (1)	34,737	1,109,500
Laboratory Corp. of America Holdings (1)	29,409	1,417,514
Manor Care Inc. (2)	18,624	677,169
Quest Diagnostics Inc.	20,097	2,112,798
Tenet Healthcare Corp. (1) (2)	101,188	1,166,698
UnitedHealth Group Inc.	139,893	13,342,994
WellPoint Inc. (1)	66,346	8,316,471
		39,134,369

HOME BUILDERS-0.19%
Centex Corp.	27,461	1,572,691
KB Home	9,247	1,086,153
Pulte Homes Inc. (2)	26,076	1,919,976
		4,578,820

7

HOME FURNISHINGS-0.10%
Leggett & Platt Inc. (2)	41,249	$1,191,271
Maytag Corp. (2)	16,656	232,684
Whirlpool Corp.	14,110	955,670
		2,379,625

HOUSEHOLD PRODUCTS & WARES-0.25%
Avery Dennison Corp. (2)	22,457	1,390,762
Clorox Co.	33,306	2,097,945
Fortune Brands Inc.	31,477	2,537,991
		6,026,698

HOUSEWARES-0.05%
Newell Rubbermaid Inc. (2)	59,384	1,302,885
		1,302,885

INSURANCE-4.29%
ACE Ltd.	61,745	2,548,216
AFLAC Inc.	108,986	4,060,818
Allstate Corp. (The)	147,752	7,987,473
Ambac Financial Group Inc.	23,588	1,763,203
American International Group Inc.	566,865	31,409,990
AON Corp. (2)	68,469	1,563,832
Chubb Corp. (2)	41,633	3,300,248
CIGNA Corp. (2)	28,775	2,569,608
Cincinnati Financial Corp.	35,020	1,527,222
Hartford Financial Services Group Inc.	64,296	4,408,134
Jefferson-Pilot Corp. (2)	29,513	1,447,613
Lincoln National Corp.	37,751	1,704,080
Loews Corp.	35,081	2,579,857
Marsh & McLennan Companies Inc. (2)	114,968	3,497,327
MBIA Inc.	30,467	1,592,815
MetLife Inc. (2)	159,411	6,232,970
MGIC Investment Corp.	20,906	1,289,273
Principal Financial Group Inc.	65,342	2,515,014
Progressive Corp. (The) (2)	43,522	3,993,579
Prudential Financial Inc.	113,976	6,542,222
SAFECO Corp. (2)	27,578	1,343,324
St. Paul Travelers Companies Inc. (2)	145,586	5,347,374
Torchmark Corp. (2)	23,344	1,218,557
UNUMProvident Corp. (2)	64,300	1,094,386
XL Capital Ltd. Class A (2)	30,194	2,185,140
		103,722,275

INTERNET-0.97%
eBay Inc. (1)	264,112	9,840,813
Monster Worldwide Inc. (1)	25,970	728,459
Symantec Corp. (1) (2)	154,202	3,289,129
Yahoo! Inc. (1)	284,584	9,647,398
		23,505,799

IRON & STEEL-0.16%
Allegheny Technologies Inc.	20,326	490,060
Nucor Corp.	34,698	1,997,217
United States Steel Corp. (2)	24,678	1,254,876
		3,742,153

8

LEISURE TIME-0.47%
Brunswick Corp.	20,898	$979,071
Carnival Corp. (2)	115,140	5,965,403
Harley-Davidson Inc. (2)	63,472	3,666,143
Sabre Holdings Corp.	29,215	639,224
		11,249,841

LODGING-0.38%
Harrah’s Entertainment Inc.	24,700	1,595,126
Hilton Hotels Corp.	83,312	1,862,023
Marriott International Inc. Class A (2)	44,102	2,948,660
Starwood Hotels & Resorts Worldwide Inc.	46,163	2,771,165
		9,176,974

MACHINERY-0.55%
Caterpillar Inc.	74,596	6,821,058
Cummins Inc. (2)	9,623	676,978
Deere & Co. (2)	53,665	3,602,531
Rockwell Automation Inc.	38,425	2,176,392
		13,276,959

MANUFACTURING-5.91%
Cooper Industries Ltd. (2)	20,099	1,437,480
Danaher Corp.	60,335	3,222,492
Dover Corp.	44,211	1,670,734
Eastman Kodak Co. (2)	62,246	2,026,107
Eaton Corp. (2)	33,208	2,171,803
General Electric Co.	2,307,048	83,192,151
Honeywell International Inc.	185,060	6,886,083
Illinois Tool Works Inc.	60,056	5,376,814
Ingersoll-Rand Co. Class A (2)	37,666	3,000,097
ITT Industries Inc.	20,032	1,807,688
Pall Corp.	26,684	723,670
Textron Inc.	29,333	2,188,828
3M Co.	168,079	14,402,689
Tyco International Ltd.	438,081	14,807,138
		142,913,774

MEDIA-3.71%
Clear Channel Communications Inc. (2)	115,430	3,978,872
Comcast Corp. Class A (1)	481,365	16,260,510
Dow Jones & Co. Inc. (2)	15,904	594,332
Gannett Co. Inc. (2)	54,681	4,324,173
Knight Ridder Inc. (2)	16,535	1,111,979
McGraw-Hill Companies Inc. (The)	41,399	3,612,063
Meredith Corp.	10,348	483,769
New York Times Co. Class A (2)	31,492	1,151,977
News Corp. Class A	627,222	10,612,596
Time Warner Inc. (1)	1,000,138	17,552,422
Tribune Co. (2)	65,464	2,610,050
Univision Communications Inc. Class A (1) (2)	64,323	1,781,104
Viacom Inc. Class B	371,004	12,922,069
Walt Disney Co. (The)	445,485	12,798,784
		89,794,700

9

MINING-0.56%
Alcoa Inc. (2)	189,548	$5,760,364
Freeport-McMoRan Copper & Gold Inc.	38,733	1,534,214
Newmont Mining Corp.	96,511	4,077,590
Phelps Dodge Corp.	20,993	2,135,618
		13,507,786

OFFICE & BUSINESS EQUIPMENT-0.22%
Pitney Bowes Inc.	50,135	2,262,091
Xerox Corp. (1)	208,046	3,151,897
		5,413,988

OIL & GAS-7.43%
Amerada Hess Corp.	18,774	1,806,247
Anadarko Petroleum Corp.	51,834	3,944,567
Apache Corp.	70,984	4,346,350
Burlington Resources Inc. (2)	84,041	4,207,933
ChevronTexaco Corp.	458,001	26,706,038
ConocoPhillips	151,415	16,328,594
Devon Energy Corp.	104,251	4,977,985
EOG Resources Inc.	51,914	2,530,288
Exxon Mobil Corp.	1,389,857	82,835,477
Kerr-McGee Corp.	35,468	2,778,208
Marathon Oil Corp.	75,429	3,539,129
Nabors Industries Ltd. (1)	31,171	1,843,453
Noble Corp.	29,420	1,653,698
Occidental Petroleum Corp.	86,398	6,148,946
Rowan Companies Inc.	23,074	690,605
Sunoco Inc.	15,317	1,585,616
Transocean Inc. (1)	69,807	3,592,268
Unocal Corp. (2)	58,815	3,628,297
Valero Energy Corp.	55,792	4,087,880
XTO Energy Inc.	75,467	2,478,336
		179,709,915

OIL & GAS SERVICES-0.85%
Baker Hughes Inc.	73,499	3,269,971
BJ Services Co.	35,261	1,829,341
Halliburton Co.	109,691	4,744,136
National Oilwell Varco Inc. (1)	36,322	1,696,237
Schlumberger Ltd. (2)	128,268	9,040,329
		20,580,014

PACKAGING & CONTAINERS-0.14%
Ball Corp.	23,933	992,741
Bemis Co. Inc. (2)	23,090	718,561
Pactiv Corp. (1)	31,949	746,009
Sealed Air Corp. (1)	18,019	935,907
		3,393,218

PHARMACEUTICALS-5.88%
Abbott Laboratories	339,228	15,814,809
Allergan Inc.	28,575	1,985,105
AmerisourceBergen Corp.	24,101	1,380,746
Bristol-Myers Squibb Co. (2)	425,149	10,824,294
Cardinal Health Inc.	94,295	5,261,661
Caremark Rx Inc. (1)	99,342	3,951,825
Express Scripts Inc. (1) (2)	16,445	1,433,840

10

Forest Laboratories Inc. (1)	77,040	$2,846,628
Gilead Sciences Inc. (1)	94,091	3,368,458
Hospira Inc. (1)	33,690	1,087,176
King Pharmaceuticals Inc. (1)	52,131	433,209
Lilly (Eli) & Co.	246,469	12,841,035
Medco Health Solutions Inc. (1)	59,828	2,965,674
Merck & Co. Inc.	480,480	15,553,138
Mylan Laboratories Inc.	58,169	1,030,755
Pfizer Inc.	1,623,806	42,657,384
Schering-Plough Corp.	320,779	5,822,139
Watson Pharmaceuticals Inc. (1)	23,677	727,594
Wyeth	290,696	12,261,557
		142,247,027

PIPELINES-0.25%
Dynegy Inc. Class A (1) (2)	76,673	299,791
El Paso Corp.	139,262	1,473,392
Kinder Morgan Inc.	24,209	1,832,621
Williams Companies Inc.	123,851	2,329,637
		5,935,441

REAL ESTATE INVESTMENT TRUSTS-0.52%
Apartment Investment & Management Co. Class A	20,593	766,060
Archstone-Smith Trust	43,340	1,478,327
Equity Office Properties Trust (2)	87,609	2,639,659
Equity Residential	61,260	1,973,185
Plum Creek Timber Co. Inc.	39,736	1,418,575
ProLogis	39,799	1,476,543
Simon Property Group Inc. (2)	48,061	2,911,535
		12,663,884

RETAIL-6.48%
AutoNation Inc. (1)	50,238	951,508
AutoZone Inc. (1)	15,004	1,285,843
Bed Bath & Beyond Inc. (1)	65,728	2,401,701
Best Buy Co. Inc.	65,446	3,534,738
Big Lots Inc. (1) (2)	24,776	297,808
Circuit City Stores Inc. (2)	41,058	658,981
Costco Wholesale Corp.	102,704	4,537,463
CVS Corp.	86,988	4,577,309
Darden Restaurants Inc.	32,870	1,008,452
Dillard’s Inc. Class A (2)	16,137	434,085
Dollar General Corp.	66,540	1,457,891
Family Dollar Stores Inc.	36,213	1,099,427
Federated Department Stores Inc.	36,750	2,338,770
Gap Inc. (The)	161,416	3,525,325
Home Depot Inc.	477,873	18,273,864
Kohl’s Corp. (1) (2)	71,358	3,684,214
Limited Brands Inc. (2)	83,981	2,040,738
Lowe’s Companies Inc. (2)	168,122	9,598,085
May Department Stores Co. (The)	63,420	2,347,808
McDonald’s Corp.	276,749	8,617,964
Nordstrom Inc.	27,829	1,541,170
Office Depot Inc. (1)	67,645	1,500,366
OfficeMax Inc. (2)	20,102	673,417
Penney (J.C.) Co. Inc. (Holding Co.)	62,060	3,222,155
RadioShack Corp.	34,216	838,292

11

Sears Holdings Corp. (1)	20,894	$2,782,431
Staples Inc.	107,490	3,378,411
Starbucks Corp. (1)	86,893	4,488,892
Target Corp.	194,812	9,744,496
Tiffany & Co. (2)	31,389	1,083,548
TJX Companies Inc. (2)	104,685	2,578,392
Toys R Us Inc. (1) (2)	46,488	1,197,531
Walgreen Co. (2)	222,218	9,870,924
Wal-Mart Stores Inc.	737,924	36,977,372
Wendy’s International Inc.	24,575	959,408
Yum! Brands Inc.	63,327	3,280,972
		156,789,751

SAVINGS & LOANS-0.54%
Golden West Financial Corp. (2)	61,866	3,742,893
Sovereign Bancorp Inc.	81,187	1,799,104
Washington Mutual Inc. (2)	189,960	7,503,420
		13,045,417

SEMICONDUCTORS-3.02%
Advanced Micro Devices Inc. (1) (2)	85,431	1,377,148
Altera Corp. (1) (2)	80,609	1,594,446
Analog Devices Inc.	80,846	2,921,774
Applied Materials Inc. (1)	363,713	5,910,336
Applied Micro Circuits Corp. (1)	67,370	221,647
Broadcom Corp. Class A (1)	64,090	1,917,573
Freescale Semiconductor Inc. Class B (1)	87,121	1,502,837
Intel Corp.	1,355,252	31,482,504
KLA-Tencor Corp. (1) (2)	42,671	1,963,293
Linear Technology Corp. (2)	66,710	2,555,660
LSI Logic Corp. (1) (2)	82,538	461,387
Maxim Integrated Products Inc.	70,996	2,901,607
Micron Technology Inc. (1) (2)	132,720	1,372,325
National Semiconductor Corp.	76,948	1,585,898
Novellus Systems Inc.	30,114	804,947
NVIDIA Corp. (1)	35,870	852,271
PMC-Sierra Inc. (1)	38,146	335,685
QLogic Corp. (1)	19,775	800,888
Teradyne Inc. (1)	41,881	611,463
Texas Instruments Inc.	374,487	9,545,674
Xilinx Inc. (2)	75,533	2,207,830
		72,927,193

SOFTWARE-4.19%
Adobe Systems Inc.	52,891	3,552,688
Autodesk Inc.	49,664	1,478,001
Automatic Data Processing Inc. (2)	126,813	5,700,244
BMC Software Inc. (1)	47,674	715,110
Citrix Systems Inc. (1) (2)	36,531	870,168
Computer Associates International Inc.	116,703	3,162,651
Compuware Corp. (1)	83,406	600,523
Electronic Arts Inc. (1) (2)	66,954	3,466,878
First Data Corp. (2)	175,084	6,882,552
Fiserv Inc. (1) (2)	41,844	1,665,391
IMS Health Inc.	50,110	1,222,183
Intuit Inc. (1)	40,199	1,759,510
Mercury Interactive Corp. (1)	18,186	861,653

12

Microsoft Corp.	2,203,552	$53,259,852
Novell Inc. (1) (2)	81,558	486,086
Oracle Corp. (1)	979,968	12,230,001
Parametric Technology Corp. (1)	57,533	321,609
Siebel Systems Inc. (1)	111,491	1,017,913
Veritas Software Corp. (1)	91,480	2,124,166
		101,377,179

TELECOMMUNICATIONS-5.42%
ADC Telecommunications Inc. (1)	174,720	347,693
Alltel Corp. (2)	65,763	3,607,101
Andrew Corp. (1) (2)	34,692	406,243
AT&T Corp.	173,945	3,261,469
Avaya Inc. (1)	104,061	1,215,432
BellSouth Corp.	398,484	10,476,144
CenturyTel Inc.	29,054	954,133
CIENA Corp. (1)	121,735	209,384
Cisco Systems Inc. (1)	1,408,344	25,195,274
Citizens Communications Co. (2)	72,405	936,921
Comverse Technology Inc. (1)	42,697	1,076,818
Corning Inc. (1)	306,395	3,410,176
JDS Uniphase Corp. (1)	310,133	517,922
Lucent Technologies Inc. (1) (2)	962,706	2,647,442
Motorola Inc.	533,359	7,984,384
Nextel Communications Inc. Class A (1)	245,085	6,965,316
QUALCOMM Inc.	358,109	13,124,695
Qwest Communications International Inc. (1)	369,119	1,365,740
SBC Communications Inc.	718,860	17,029,793
Scientific-Atlanta Inc.	32,928	929,228
Sprint Corp. (FON Group)	321,507	7,314,284
Tellabs Inc. (1)	99,509	726,416
Verizon Communications Inc.	602,810	21,399,755
		131,101,763

TEXTILES-0.06%
Cintas Corp. (2)	33,052	1,365,378
		1,365,378

TOYS, GAMES & HOBBIES-0.11%
Hasbro Inc.	37,254	761,844
Mattel Inc. (2)	90,240	1,926,624
		2,688,468

TRANSPORTATION-1.57%
Burlington Northern Santa Fe Corp.	82,269	4,436,767
CSX Corp. (2)	46,816	1,949,886
FedEx Corp.	65,536	6,157,107
Norfolk Southern Corp.	86,996	3,223,202
Ryder System Inc.	13,748	573,292
Union Pacific Corp.	56,736	3,954,499
United Parcel Service Inc. Class B	243,559	17,716,482
		38,011,235

TOTAL COMMON STOCKS
(Cost: $2,417,501,323)		2,355,208,793

13

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS-9.87%
COMMERCIAL PAPER-1.78% (3)
Amstel Funding Corp.
2.95%, 08/19/05	$321,315	$317,629
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	5,459,861	5,453,858
ANZ National Bank Ltd.
2.94%, 08/15/05	386,511	382,226
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	657,069	656,028
Cantabric Finance LLC
2.80%, 04/29/05	417,432	416,523
Chariot Funding LLC
2.70%, 04/06/05	208,716	208,638
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	780,753	780,090
Corporate Asset Funding
2.75%, 05/05/05	541,116	539,711
CRC Funding LLC
2.74%, 04/28/05	386,511	385,717
DEPFA Bank PLC
2.28%, 05/03/05	386,511	385,730
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	2,628,278	2,615,701
Fairway Finance LLC
3.15%, 09/15/05	687,643	677,594
Falcon Asset Securitization Corp.
2.75%, 04/14/05	309,209	308,903
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	958,548	956,643
Fortis Funding LLC
2.35%, 05/09/05	1,082,232	1,079,548
General Electric Capital Corp.
2.74%, 07/07/05	386,511	383,658
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	2,197,364	2,193,167
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	2,319,069	2,290,548
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	5,973,210	5,965,673
Kitty Hawk Funding Corp.
2.75%, 04/15/05	1,077,865	1,076,712
Liberty Street Funding Corp.
2.80%, 04/20/05	387,524	386,951
Moat Funding LLC
2.74%, 05/02/05	541,116	539,839
Mortgage Interest Networking Trust
2.77%, 04/13/05	641,609	641,017
New Center Asset Trust
2.80%, 04/15/05	773,023	772,181
Nordea North America Inc.
2.74%, 07/11/05	386,511	383,540
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	881,749	880,655
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	2,488,902	2,485,340

14

Polonius Inc.
2.82%, 04/28/05	$641,609	$640,252
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	665,758	665,088
Ranger Funding Co. LLC
2.75%, 04/14/05	1,159,534	1,158,385
Santander Central Hispano
2.75%, 07/08/05	966,279	959,058
Scaldis Capital LLC
2.75%, 07/08/05	193,472	192,024
Societe Generale
2.75%, 05/03/05	695,721	694,021
Sydney Capital Corp.
2.75%, 04/12/05	1,349,466	1,348,332
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	672,530	671,536
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	673,566	672,880
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	504,111	503,611
Tulip Funding Corp.
2.71%, 04/08/05	639,251	638,914
Variable Funding Capital Corp.
2.80%, 04/20/05	595,228	594,348
Yorktown Capital LLC
2.80%, 04/20/05	1,213,646	1,211,853
		43,114,122

FLOATING RATE NOTES-2.53% (3)
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	355,591	355,601
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	2,705,580	2,706,021
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	502,465	502,351
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	2,512,325	2,512,523
BMW US Capital LLC
2.82%, 04/18/06 (4)	773,023	773,023
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	2,628,278	2,627,830
CC USA Inc.
1.29% 2.66%, 04/15/05 - 07/29/05 (4)	2,319,069	2,318,976
Commodore CDO Ltd.
3.08%, 12/12/05	193,256	193,256
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	2,319,069	2,318,765
DEPFA Bank PLC
2.99%, 12/15/05	773,023	773,023
Dorada Finance Inc.
2.66%, 07/29/05 (4)	641,609	641,546
Fairway Finance LLC
2.80%, 06/20/05	386,511	386,503
Fifth Third Bancorp
2.81%, 02/23/06 (4)	1,546,046	1,546,046
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	1,004,930	1,004,971

15

General Electric Capital Corp.
2.86%, 03/09/06	$347,860	$348,303
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	282,251	282,251
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	502,465	502,465
Hartford Life Global Funding Trust
2.80%, 02/15/06	773,023	773,023
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	2,319,069	2,319,069
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	3,478,603	3,478,655
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	811,674	811,674
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	3,169,394	3,170,105
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	1,546,046	1,546,046
Marshall & Ilsley Corp.
2.95%, 02/20/06	773,023	773,845
MetLife Funding Inc.
2.74%, 03/06/06 (4)	1,159,534	1,159,534
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	1,932,557	1,932,445
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	2,860,185	2,860,729
Norddeutsche Landesbank
2.63%, 07/27/05	773,023	772,936
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	2,319,069	2,319,069
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	2,744,231	2,744,231
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	425,163	425,078
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	3,942,417	3,942,570
Tango Finance Corp.
2.71% - 2.82%, 04/07/05- 09/15/05 (4)	2,378,592	2,378,515
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	2,319,069	2,319,068
Wells Fargo & Co.
2.78%, 03/15/06 (4)	386,511	386,563
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05- 01/17/06 (4)	2,705,580	2,705,377
White Pine Finance LLC
2.57% - 2.81%, 04/15/05- 01/13/06 (4)	3,896,036	3,895,774
Winston Funding Ltd.
2.75%, 04/25/05 (4)	551,938	551,938
World Savings Bank
2.71%, 09/09/05	270,558	270,546
		61,330,244

MONEY MARKET FUNDS-2.49%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	3,092,092	3,092,092
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	56,625,057	56,625,057

16

BlackRock Temp Cash Money Market Fund (3)	144,163	$144,163
Short-Term Investment Co.- Prime Money Market Portfolio, Institutional Shares (3)	324,035	324,035
		60,185,347

REPURCHASE AGREEMENTS-1.82% (3)
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $17,007,872 and effective yields of 2.89% - 2.90%. (6)	$17,006,505	17,006,505
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $15,461,700 and an effective yield of 2.89%. (6)	15,460,459	15,460,459
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $11,596,275 and an effective yield of 2.89%. (6)	11,595,344	11,595,344
		44,062,308

TIME DEPOSITS-1.01% (3)
Abbey National Treasury Services PLC
1.39%, 04/08/05	541,116	541,113
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	773,023	773,023
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	1,082,232	1,082,232
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	1,004,930	1,004,930
First Tennessee Bank
2.77%, 04/15/05	386,511	386,511
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	958,548	958,549
Natexis Banques
2.98%, 08/18/05	773,023	773,023
Norddeutsche Landesbank
2.11%, 06/07/05	773,023	772,995
Rabobank Nederland NV NY
2.84%, 04/01/05	5,687,942	5,687,942
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	1,893,906	1,893,906
SunTrust Bank
2.68%, 05/03/05	773,023	772,956
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	2,628,278	2,628,197
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	1,391,441	1,391,437
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	3,826,464	3,826,463
Wells Fargo Bank N.A.
2.79%, 04/15/05	773,023	773,020
World Savings Bank
2.75%, 05/03/05	1,082,232	1,082,232
		24,348,529

U.S. GOVERNMENT AGENCY NOTES-0.09% (3)
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	926,491	925,235
Federal National Mortgage Association
2.33%, 07/22/05	1,159,534	1,151,147
		2,076,382

U.S. TREASURY OBLIGATIONS-0.15%
U.S. Treasury Bill
2.71%(7), 06/23/05 (8)	3,650,000	3,627,341
		3,627,341

TOTAL SHORT-TERM INVESTMENTS
(Cost: $238,743,635)		238,744,273

TOTAL INVESTMENTS IN SECURITIES - 107.24%
(Cost: $2,656,244,958) (9)		2,593,953,066
Other Assets, Less Liabilities - (7.24%)		(175,154,174)
NET ASSETS - 100.00%		$2,418,798,892

NVS – Non-Voting Shares

(1)        Non-income earning security.

(2)        All or a portion of this security represents a security on loan. See Note 3.

(3)        All or a portion of this security (these securities) represent(s) an investment of securities lending collateral.  See Note 3.

(4)        All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)        The Master Portfolio’s investment adviser is an affiliate of the issuer.  See Note 2.

(6)        Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.

(7)        Yield to maturity.

(8)        This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

(9)        The cost of investments for federal income tax purposes was $2,707,789,761.  Net unrealized depreciation aggregated $113,836,695, of which $276,993,696 represented gross unrealized appreciation on securities and $390,830,391 represented gross unrealized depreciation on securities.

See accompanying notes to the schedule of investments.

17

As of March 31, 2005, the open futures contracts held by the Master Portfolio were as follows:

		Notional	Net
Futures Contracts	Number of	Contract	Unrealized
(Expiration Date)	Contracts	Value	Depreciation
E-mini S&P 500 Index (06/17/05)	1,074	$63,575,430	$(818,493)
$(818,493)

See accompanying notes to the schedule of investments.

18

S&P 500 INDEX MASTER PORTFOLIO

NOTES TO THE SCHEDULE OF INVESTMENTS (unaudited)

1.              SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust.  As of March 31, 2005, MIP offered the following separate portfolios:  Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the S&P 500 Index Master Portfolio (the “Master Portfolio”).

SECURITY VALUATION

The securities of the Master Portfolio are valued primarily on the basis of market prices. Short-term investments are valued at amortized cost, which approximates market value.

Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date.  The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral.

Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share.

Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by the Board of Trustees of MIP (the “Board”).

FUTURES CONTRACTS

The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities.  A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded.  Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange.  Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract.  Such receipts or payments are known as “variation margin”. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity securities in connection with futures transactions.  Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $3,650,000 for initial margin requirements.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers.  These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price.  A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement.  The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued

1

interest.  As of March 31, 2005, a portion of the cash collateral for securities on loan was invested in repurchase agreements as disclosed in the Master Portfolio’s Schedule of Investments.  For further information, see Note 3, below.

2.              AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an exemptive order issued by the SEC, the Master Portfolio may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds.  The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

The following table provides information about the investment by the Master Portfolio in shares of issuers of which BGFA is an affiliate for the three months ended March 31, 2005, including income earned from these affiliated issuers.

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income

IMMF	17,466	4,571,631	4,532,472	56,625	$56,625,057	$454,694

The Master Portfolio invested cash collateral from securities on loan in the GMMF, IMMF and PMMF.  Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for the Master Portfolio does not include the Master Portfolio’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

3.              PORTFOLIO SECURITIES LOANED

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions.  The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities.  The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan.  The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of March 31, 2005, the Master Portfolio had loaned securities which were collateralized by cash.  The cash collateral received was invested in a joint account with other investment funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities.

2

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

1

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Atlas Funds

By	/S/ W. Lawrence Key
W. Lawrence Key, President and Chief Operating Officer (as Principal Executive Officer)

Date	May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ W. Lawrence Key
W. Lawrence Key, President and Chief Operating Officer (as Principal Executive Officer)

Date	May 25, 2005

By	/S/ Gene A. Johnson
Gene A. Johnson, Vice President and Treasurer (as Principal Financial Officer)

Date	May 25, 2005

1